UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: May 31, 2013

*	This Form N-CSR pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund. The remaining series of the Registrant have a fiscal year end of July 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

May 31, 2013

MFS® EMERGING MARKETS EQUITY FUND

FEM-ANN

MFS® EMERGING MARKETS EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Samsung Electronics Co. Ltd.	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%
Naspers Ltd.	2.0%
Kia Motors Corp.	2.0%
Petroleo Brasileiro S.A., ADR	1.9%
China Construction Bank	1.8%
Siliconware Precision Industries Co. Ltd.	1.7%
Sberbank of Russia	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Komercni Banka A.S.	1.6%

Equity sectors
Financial Services	24.8%
Technology	15.1%
Retailing	10.8%
Utilities & Communications	8.2%
Energy	7.9%
Leisure	5.8%
Basic Materials	5.5%
Autos & Housing	5.4%
Consumer Staples	4.8%
Special Products & Services	4.7%
Industrial Goods & Services	2.9%
Health Care	1.8%
Transportation	1.1%

Issuer country weightings (x)
Brazil	19.5%
China	11.4%
South Korea	10.0%
India	8.7%
Taiwan	8.4%
Russia	7.0%
Hong Kong	6.6%
Mexico	4.6%
South Africa	3.8%
Other Countries	20.0%

Currency exposure weightings (y)
Brazilian Real	19.5%
Hong Kong Dollar	18.5%
South Korean Won	10.1%
United States Dollar	9.6%
Indian Rupee	8.7%
Taiwan Dollar	8.4%
Mexican Peso	4.6%
South African Rand	3.8%
Turkish Lira	2.3%
Other Currencies	14.5%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended May 31, 2013, Class A shares of the MFS Emerging Markets Equity Fund (“fund”) provided a total return of 12.35%, at net asset value. This compares with a return of 14.50% for the fund’s benchmark, the MSCI Emerging Markets Index.

Market Environment

In the months prior to the beginning of the period, the market was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions.

By the beginning of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the middle of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the calendar year, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, year-end fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline. A last minute political agreement averted the worst-case scenario and markets gravitated towards risk assets again, though the implementation of the U.S. budget sequester, combined with the uncertainty surrounding the Italian election results, inserted a greater degree of caution as the reporting period ended.

During the first few months of 2013, market sentiment improved markedly, as global macroeconomic indicators improved and fears of fiscal austerity in the U.S. waned. By the end of the period, however, global growth dynamics looked to be weakening again, though markets were generally unfazed, continuing their risk-on path, especially in light of continued easing by global central banks and the Bank of Japan in particular.

Detractors from Performance

Stock selection in the autos & housing sector was a primary factor that held back performance relative to the MSCI Emerging Markets Index. The fund’s holdings of South Korean companies, automaker Kia Motors Corp. and automotive parts manufacturer Mando (h), and Mexican real estate company Urbi Desarrollos (b)(h) detracted from relative performance. Shares of Kia Motors declined steadily throughout the period as an appreciating Korean won, during the first half of the period, challenged the company’s foreign competitive stance and labor disruptions hampered production.

4

Management Review – continued

Elsewhere, the fund’s holdings of export trading company Li & Fung (b) (Hong Kong) negatively impacted relative returns. Shares of Li & Fung declined during the period primarily due to heightened restructuring costs in the company’s U.S. operations. Other stocks that hampered relative performance included Indian steel manufacturer Steel Authority of India (b), discount store operator E-Mart (South Korea), oil and gas exploration company INPEX Corporation (b) (Japan), and telecommunications company XL Axiata (Indonesia) as all four stocks performed poorly during the period. Not holding shares of internet software service provider Tencent Holdings (China) also held back relative returns as the stock posted solid performance during the period. Additionally, the fund’s timing of the ownership in shares of convenience store operator Magnit (Russia) also hindered relative returns as the stock significantly appreciated during the period.

The fund’s relative currency exposure, resulting primarily from differences between the fund’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our funds to have different currency exposure than the benchmark.

Contributors to Performance

Strong stock selection in the industrial goods & services and special products & services sectors benefited relative results. However, there were no individual stocks within either of these sectors that were among the fund’s largest contributors to relative performance during the period. The fund’s underweight position in the energy sector also aided relative performance.

The fund’s overweight position in the leisure sector positively affected relative results. Holdings of hospitality company Minor International (b) (Thailand) aided relative returns. The stock posted positive performance during the period as the company reported strong revenue growth. The fund’s holdings of media company Naspers Ltd. (South Africa) was another positive factor for relative performance.

Stock selection in the transportation sector also supported relative returns. The fund’s holdings of Mexican airport operator Grupo Aeroportuario Del Sureste (h) boosted relative results as the stock appreciated during the period.

Elsewhere, the fund’s holdings of Russian retail food store operator O’Key Group (b) benefited relative returns. The stock posted strong performance during the period as the company reported solid same store growth primarily from an increase in food inflation. Other positive contributors to relative performance included ayurvedic and natural health care company Dabur (India), banking firm ICICI Bank (India), dry pasta and cookies producer M. Dias Branco (b) (Brazil), semiconductor manufacturer Taiwan Semiconductor, and financial services firm Komercni Banka A.S. (Czech Republic). Additionally, the fund’s avoidance of gold mining company AngloGold Ashanti (South Africa) boosted relative returns as the stock declined during the period.

5

Management Review – continued

Respectfully,

Jose Luis Garcia	Robert Lau
Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.
(h)	Security was not held in the fund at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

6

PERFORMANCE SUMMARY THROUGH 5/31/13

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

7

Performance Summary – continued

Total Returns through 5/31/13

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	10/24/95	12.35%	(2.97)%	13.73%	N/A
B	10/24/95	11.50%	(3.68)%	12.97%	N/A
C	6/27/96	11.50%	(3.68)%	12.97%	N/A
I	1/02/97	12.63%	(2.72)%	14.09%	N/A
R1	10/01/08	11.49%	N/A	N/A	5.76%
R2	10/01/08	12.03%	N/A	N/A	6.29%
R3	10/01/08	12.31%	N/A	N/A	6.55%
R4	10/01/08	12.64%	N/A	N/A	6.83%
R5	6/01/12	12.70%	N/A	N/A	12.70%
Comparative benchmark
MSCI Emerging Markets Index (f)		14.50%	(0.90)%	15.40%	N/A
Average annual with sales charge
A With Initial Sales Charge (5.75%)		5.89%	(4.12)%	13.06%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		7.50%	(4.01)%	12.97%	N/A
C With CDSC (1% for 12 months) (x)		10.50%	(3.68)%	12.97%	N/A

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Benchmark Definition

MSCI Emerging Markets Index – a market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share

8

Performance Summary – continued

classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

9

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 1, 2012 through May 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2012 through May 31, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Expenses Paid During Period (p) 12/01/12-5/31/13
A	Actual	1.65%	$1,000.00	$1,019.04	$8.31
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30
B	Actual	2.40%	$1,000.00	$1,015.11	$12.06
	Hypothetical (h)	2.40%	$1,000.00	$1,012.96	$12.04
C	Actual	2.41%	$1,000.00	$1,015.19	$12.11
	Hypothetical (h)	2.41%	$1,000.00	$1,012.91	$12.09
I	Actual	1.41%	$1,000.00	$1,020.41	$7.10
	Hypothetical (h)	1.41%	$1,000.00	$1,017.90	$7.09
R1	Actual	2.41%	$1,000.00	$1,015.11	$12.11
	Hypothetical (h)	2.41%	$1,000.00	$1,012.91	$12.09
R2	Actual	1.91%	$1,000.00	$1,017.49	$9.61
	Hypothetical (h)	1.91%	$1,000.00	$1,015.41	$9.60
R3	Actual	1.66%	$1,000.00	$1,018.93	$8.36
	Hypothetical (h)	1.66%	$1,000.00	$1,016.65	$8.35
R4	Actual	1.41%	$1,000.00	$1,020.50	$7.10
	Hypothetical (h)	1.41%	$1,000.00	$1,017.90	$7.09
R5	Actual	1.33%	$1,000.00	$1,020.72	$6.70
	Hypothetical (h)	1.33%	$1,000.00	$1,018.30	$6.69

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

11

PORTFOLIO OF INVESTMENTS

5/31/13

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
Issuer	Shares/Par	Value ($)
Aerospace - 0.3%
Embraer S.A., ADR	70,310	$2,550,144

Airlines - 0.3%
Copa Holdings S.A., “A”	17,482	$2,295,736

Alcoholic Beverages - 1.8%
Companhia de Bebidas das Americas, ADR	183,510	$6,986,226
SABMiller PLC	127,970	6,436,832

		$13,423,058
Apparel Manufacturers - 3.3%
Cia.Hering S.A.	209,700	$3,768,491
Li & Fung Ltd.	7,676,000	10,671,176
Stella International Holdings	3,556,500	9,927,106

		$24,366,773
Automotive - 4.5%
Exide Industries Ltd.	2,755,412	$6,703,500
Geely Automobile Holdings Ltd.	10,500,000	5,103,712
Guangzhou Automobile Group Co. Ltd., “H”	6,470,000	6,901,244
Kia Motors Corp.	279,840	14,550,069

		$33,258,525
Brokerage & Asset Managers - 1.9%
BM&F Bovespa S.A.	1,133,000	$7,432,370
Bolsa Mexicana de Valores S.A. de C.V.	1,150,600	2,931,821
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	308,443	3,348,258

		$13,712,449
Business Services - 1.9%
Cognizant Technology Solutions Corp., “A” (a)	140,200	$9,063,930
LPS Brasil - Consultoria de Imoveis S.A.	467,200	4,079,111
Multiplus S.A.	51,300	879,032

		$14,022,073
Cable TV - 3.9%
Astro Malaysia Holdings Berhad	8,343,000	$8,695,673
Dish TV India Ltd. (a)	5,026,701	5,737,367
Naspers Ltd.	202,181	14,855,455

		$29,288,495

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 0.3%
Totvs S.A.	140,300	$2,472,838

Computer Software - Systems - 2.5%
Asustek Computer, Inc.	599,000	$6,572,018
Hon Hai Precision Industry Co. Ltd.	4,644,309	11,814,989

		$18,387,007
Conglomerates - 0.7%
First Pacific Co. Ltd.	3,754,000	$4,937,170

Construction - 0.9%
Anhui Conch Cement Co. Ltd.	2,083,000	$6,772,967

Consumer Products - 1.8%
Dabur India Ltd.	3,848,669	$10,653,083
Kimberly-Clark de Mexico S.A. de C.V., “A”	769,810	2,632,050

		$13,285,133
Consumer Services - 2.1%
Abril Educacao S.A., IEU	171,500	$3,403,096
Anhanguera Educacional Participacoes S.A.	586,300	3,676,351
Estacio Participacoes S.A.	491,400	3,820,063
Kroton Educacional S.A.	324,744	4,768,512

		$15,668,022
Electronics - 10.4%
Samsung Electronics Co. Ltd.	22,038	$29,719,880
Seoul Semiconductor Co. Ltd.	193,234	6,005,158
Siliconware Precision Industries Co. Ltd.	10,517,000	12,277,046
Taiwan Semiconductor Manufacturing Co. Ltd.	8,068,695	29,349,588

		$77,351,672
Energy - Independent - 2.9%
China Shenhua Energy Co. Ltd.	2,265,000	$7,296,313
INPEX Corp.	922	3,895,277
Reliance Industries Ltd.	730,493	10,427,485

		$21,619,075
Energy - Integrated - 3.4%
OAO Gazprom, ADR	979,880	$7,371,535
OAO NOVATEK, GDR	33,300	3,700,653
Petroleo Brasileiro S.A., ADR	810,690	14,405,961

		$25,478,149

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 0.4%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	287,300	$2,625,850

Food & Beverages - 1.2%
Arca Continental S.A.B de C.V.	348,692	$2,754,989
M. Dias Branco S.A. Industria e Comercio de Alimentos	140,100	6,149,408

		$8,904,397
Food & Drug Stores - 4.7%
Brazil Pharma S.A. (a)	589,300	$3,398,009
Dairy Farm International Holdings Ltd.	408,600	5,230,080
E-Mart Co. Ltd.	33,338	5,850,814
Magnit OJSC, GDR	19,296	4,316,933
O’Key Group S.A., GDR	723,096	8,915,221
Raia Drogasil S.A.	202,800	2,175,901
Wumart Stores, Inc., “H”	2,579,000	5,249,994

		$35,136,952
Gaming & Lodging - 1.0%
Minor International PLC	3,704,700	$3,303,944
Shangri-La Asia Ltd.	2,174,000	4,009,675

		$7,313,619
General Merchandise - 2.1%
Bim Birlesik Magazalar A.S.	52,754	$2,485,414
Clicks Group Ltd.	906,430	5,355,246
Lojas Renner S.A.	62,500	2,173,989
Mr. Price Group Ltd.	246,749	3,127,897
PT Mitra Adiperkasa Tbk	2,799,500	2,530,255

		$15,672,801
Health Maintenance Organizations - 0.3%
OdontoPrev S.A.	489,600	$2,297,357

Insurance - 1.9%
Brasil Insurance Participacoes e Administracao S.A.	558,100	$5,620,607
China Pacific Insurance Co. Ltd.	2,551,600	8,545,361

		$14,165,968
Internet - 1.0%
51job, Inc., ADR (a)	27,090	$1,625,400
NHN Corp.	22,383	6,024,524

		$7,649,924

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 2.2%
Glory Ltd.	221,300	$5,581,227
Sinotruk Hong Kong Ltd.	6,810,500	3,815,050
Thermax Ltd.	261,058	2,685,914
TK Corp. (a)	195,906	4,298,007

		$16,380,198
Major Banks - 2.6%
Bank of China Ltd.	17,737,000	$8,360,976
Standard Chartered PLC	464,531	10,947,524

		$19,308,500
Medical & Health Technology & Services - 0.5%
Fleury S.A.	380,600	$3,557,574

Medical Equipment - 0.7%
Top Glove Corp.	2,352,800	$4,843,777

Metals & Mining - 4.9%
Gerdau S.A., ADR	809,000	$4,942,990
Grupo Mexico S.A.B. de C.V., “B”	706,106	2,337,984
Iluka Resources Ltd.	965,675	10,210,473
Steel Authority of India Ltd.	3,668,203	3,634,760
Usinas Siderurgicas de Minas Gerais S.A., IPS (a)	975,000	4,051,499
Vale S.A., ADR	796,260	11,466,144

		$36,643,850
Network & Telecom - 0.9%
VTech Holdings Ltd.	467,000	$6,859,938

Oil Services - 1.6%
Global Ports Investments PLC, GDR	241,260	$3,266,660
Lamprell PLC (a)	1,656,120	4,003,203
Tenaris S.A., ADR	116,300	4,891,578

		$12,161,441
Other Banks & Diversified Financials - 15.8%
Akbank T.A.S.	761,440	$3,607,121
Banco Santander S.A., IEU	553,900	3,938,695
Bangkok Bank Public Co. Ltd.	1,430,600	9,681,970
Bank Negara Indonesia PT	15,470,500	7,640,510
China Construction Bank	16,580,490	13,402,039
CIMB Group Holdings Berhad	1,276,300	3,410,056
Compartamos S.A.B. de C.V.	1,064,719	1,724,781
Credicorp Ltd.	21,776	2,996,813

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Grupo Financiero Banorte S.A. de C.V.	309,000	$1,976,855
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	138,100	2,184,742
Hana Financial Group, Inc.	242,140	8,095,630
Housing Development Finance Corp. Ltd.	723,679	11,404,494
ICICI Bank Ltd.	531,224	10,857,246
Itau Unibanco Holding S.A., ADR	391,014	5,880,852
Komercni Banka A.S.	62,129	11,785,998
Sberbank of Russia	3,948,050	12,156,930
Turkiye Garanti Bankasi A.S.	1,254,835	6,440,375

		$117,185,107
Pharmaceuticals - 0.3%
Genomma Lab Internacional S.A., “B” (a)	1,192,500	$2,534,643

Railroad & Shipping - 0.8%
All America Latina Logistica S.A., IEU	598,600	$2,976,510
CCR S.A.	291,290	2,657,487

		$5,633,997
Real Estate - 2.7%
Brasil Brokers Participacoes	1,183,100	$3,645,747
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	862,800	1,779,178
Hang Lung Properties Ltd.	2,006,000	7,006,960
Macquarie Mexico Real Estate S.A. de C.V., REIT	1,700,700	4,212,404
Multiplan Empreendimentos Imobiliarios S.A.	137,369	3,591,040

		$20,235,329
Restaurants - 0.8%
Ajisen China Holdings Ltd.	4,162,000	$3,126,874
Arcos Dorados Holdings, Inc.	189,430	2,610,345

		$5,737,219
Specialty Chemicals - 0.6%
Chugoku Marine Paints Ltd.	391,000	$1,770,501
Formosa Plastics Corp.	1,123,000	2,593,448

		$4,363,949
Specialty Stores - 0.7%
M.Video	632,090	$4,843,006

Telecommunications - Wireless - 4.1%
America Movil S.A.B. de C.V., “L”, ADR	325,450	$6,479,710
China Mobile Ltd.	383,500	4,008,765
Mobile TeleSystems OJSC, ADR	372,565	7,179,328

16

Portfolio of Investments – continued

Issuer			Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - continued
MTN Group Ltd.			256,463	$4,650,730
TIM Participacoes S.A., ADR			189,029	3,621,796
Turkcell Iletisim Hizmetleri A.S. (a)			719,000	4,434,953

				$30,375,282
Telephone Services - 2.0%
China Unicom (Hong Kong) Ltd.			7,490,000	$10,200,188
PT XL Axiata Tbk			8,977,000	4,588,493

				$14,788,681
Utilities - Electric Power - 1.9%
Alupar Investimento S.A. (a)			338,800	$2,942,236
Cesc Ltd.			429,323	2,511,636
Energias do Brasil S.A.			499,400	2,949,580
Terna Participacoes S.A., IEU			255,830	2,771,153
Tractebel Energia S.A.			151,200	2,608,479

				$13,783,084
Utilities - Water - 0.3%
Aguas Andinas S.A.			2,557,875	$1,898,830
Total Common Stocks (Identified Cost, $656,350,732)				$733,790,559

	Strike Price	First Exercise
Rights - 0.0%
Brokerage & Asset Managers - 0.0%
CETIP S.A. Mercados Organizados (1 share for 1 right) (Identified Cost, $0) (a)	BRL 23.75	5/14/13	199	$29

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)			13,349,769	$13,349,769
Total Investments (Identified Cost, $669,700,501)				$747,140,357

Other Assets, Less Liabilities - (0.7)%				(5,004,178)
Net Assets - 100.0%				$742,136,179

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

17

Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $656,350,732)	$733,790,588
Underlying affiliated funds, at cost and value	13,349,769
Total investments, at value (identified cost, $669,700,501)	$747,140,357
Cash	122
Foreign currency, at value (identified cost, $133,899)	133,441
Receivables for
Investments sold	4,092,724
Fund shares sold	2,060,224
Dividends	2,858,070
Other assets	2,846
Total assets	$756,287,784
Liabilities
Payables for
Investments purchased	$11,523,862
Fund shares reacquired	462,752
Payable to affiliates
Investment adviser	42,321
Shareholder servicing costs	522,367
Distribution and service fees	3,389
Payable for independent Trustees’ compensation	1,844
Deferred country tax expense payable	1,365,299
Accrued expenses and other liabilities	229,771
Total liabilities	$14,151,605
Net assets	$742,136,179
Net assets consist of
Paid-in capital	$675,518,901
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $763,878 deferred country tax)	76,624,294
Accumulated net realized gain (loss) on investments and foreign currency	(14,417,054)
Undistributed net investment income	4,410,038
Net assets	$742,136,179
Shares of beneficial interest outstanding	23,583,884

19

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$223,707,410	7,272,431	$30.76
Class B	17,777,091	615,570	28.88
Class C	44,561,867	1,579,027	28.22
Class I	43,387,287	1,342,088	32.33
Class R1	703,967	25,020	28.14
Class R2	802,760	28,197	28.47
Class R3	3,448,351	112,604	30.62
Class R4	4,692,522	152,858	30.70
Class R5	403,054,924	12,456,089	32.36

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $32.64 [100 / 94.25 x $30.76]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF OPERATIONS

Year ended 5/31/13

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$17,545,496
Interest	2,134
Dividends from underlying affiliated funds	11,417
Foreign taxes withheld	(1,634,745)
Total investment income	$15,924,302
Expenses
Management fee	$7,253,432
Distribution and service fees	1,267,332
Shareholder servicing costs	1,392,130
Administrative services fee	102,849
Independent Trustees’ compensation	17,484
Custodian fee	677,503
Shareholder communications	45,839
Audit and tax fees	96,596
Legal fees	8,897
Miscellaneous	201,651
Total expenses	$11,063,713
Fees paid indirectly	(261)
Reduction of expenses by investment adviser and/or distributor	(80,155)
Net expenses	$10,983,297
Net investment income	$4,941,005
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $1,305,968 country tax)	$(5,543,825)
Foreign currency	(481,815)
Net realized gain (loss) on investments and foreign currency	$(6,025,640)
Change in unrealized appreciation (depreciation)
Investments (net of $333,565 increase in deferred country tax)	$76,842,930
Translation of assets and liabilities in foreign currencies	16,464
Net unrealized gain (loss) on investments and foreign currency translation	$76,859,394
Net realized and unrealized gain (loss) on investments and foreign currency	$70,833,754
Change in net assets from operations	$75,774,759

See Notes to Financial Statements

21

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 5/31
	2013	2012
Change in net assets
From operations
Net investment income	$4,941,005	$6,838,207
Net realized gain (loss) on investments and foreign currency	(6,025,640)	34,540,320
Net unrealized gain (loss) on investments and foreign currency translation	76,859,394	(187,120,528)
Change in net assets from operations	$75,774,759	$(145,742,001)
Distributions declared to shareholders
From net investment income	$(6,000,085)	$(3,650,157)
Change in net assets from fund share transactions	$47,274,064	$(4,178,515)
Total change in net assets	$117,048,738	$(153,570,673)
Net assets
At beginning of period	625,087,441	778,658,114
At end of period (including undistributed net investment income of $4,410,038 and $5,806,007, respectively)	$742,136,179	$625,087,441

See Notes to Financial Statements

22

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter) Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$27.61	$34.22	$26.43	$21.63	$43.48
Income (loss) from investment operations
Net investment income (d)	$0.18	$0.29	$0.22	$0.17	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	3.22	(6.76)	7.64	4.93	(19.10)
Total from investment operations	$3.40	$(6.47)	$7.86	$5.10	$(18.74)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.14)	$(0.07)	$(0.30)	$(0.28)
From net realized gain on investments	—	—	—	—	(2.83)
Total distributions declared to shareholders	$(0.25)	$(0.14)	$(0.07)	$(0.30)	$(3.11)
Net asset value, end of period (x)	$30.76	$27.61	$34.22	$26.43	$21.63
Total return (%) (r)(s)(t)(x)	12.31	(18.88)	29.76	23.57	(41.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	1.66	1.71	1.84	1.98
Expenses after expense reductions (f)	1.68	1.66	1.71	1.84	1.98
Net investment income	0.59	0.97	0.71	0.67	1.51
Portfolio turnover	35	28	36	66	93
Net assets at end of period (000 omitted)	$223,707	$225,253	$294,564	$224,420	$192,040

See Notes to Financial Statements

23

Financial Highlights – continued

Class B	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$25.91	$32.18	$24.98	$20.46	$41.43
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$0.06	$(0.01)	$(0.02)	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	3.02	(6.33)	7.21	4.66	(18.21)
Total from investment operations	$2.97	$(6.27)	$7.20	$4.64	$(18.02)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.12)	$(0.12)
From net realized gain on investments	—	—	—	—	(2.83)
Total distributions declared to shareholders	$—	$—	$—	$(0.12)	$(2.95)
Net asset value, end of period (x)	$28.88	$25.91	$32.18	$24.98	$20.46
Total return (%) (r)(s)(t)(x)	11.46	(19.48)	28.82	22.68	(41.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	2.42	2.46	2.59	2.63
Expenses after expense reductions (f)	2.43	2.41	2.46	2.59	2.63
Net investment income (loss)	(0.19)	0.21	(0.02)	(0.09)	0.83
Portfolio turnover	35	28	36	66	93
Net assets at end of period (000 omitted)	$17,777	$19,493	$30,375	$26,517	$24,169

Class C	Years ended 5/31
	2013	2012	2011		2010	2009
Net asset value, beginning of period	$25.33	$31.46	$24.42		$20.05	$40.75
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$0.07	$0.00	(w)	$(0.02)	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	2.95	(6.20)	7.04		4.56	(17.92)
Total from investment operations	$2.90	$(6.13)	$7.04		$4.54	$(17.73)
Less distributions declared to shareholders
From net investment income	$(0.01)	$—	$—		$(0.17)	$(0.14)
From net realized gain on investments	—	—	—		—	(2.83)
Total distributions declared to shareholders	$(0.01)	$—	$—		$(0.17)	$(2.97)
Net asset value, end of period (x)	$28.22	$25.33	$31.46		$24.42	$20.05
Total return (%) (r)(s)(t)(x)	11.46	(19.49)	28.83		22.63	(41.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	2.42	2.46		2.59	2.64
Expenses after expense reductions (f)	2.43	2.41	2.46		2.59	2.64
Net investment income (loss)	(0.18)	0.24	0.00	(w)	(0.08)	0.85
Portfolio turnover	35	28	36		66	93
Net assets at end of period (000 omitted)	$44,562	$44,967	$70,264		$54,194	$38,066

See Notes to Financial Statements

24

Financial Highlights – continued

Class I	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$29.01	$35.96	$27.75	$22.70	$45.33
Income (loss) from investment operations
Net investment income (d)	$0.37	$0.39	$0.31	$0.25	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	3.29	(7.11)	8.04	5.18	(19.90)
Total from investment operations	$3.66	$(6.72)	$8.35	$5.43	$(19.45)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.23)	$(0.14)	$(0.38)	$(0.35)
From net realized gain on investments	—	—	—	—	(2.83)
Total distributions declared to shareholders	$(0.34)	$(0.23)	$(0.14)	$(0.38)	$(3.18)
Net asset value, end of period (x)	$32.33	$29.01	$35.96	$27.75	$22.70
Total return (%) (r)(s)(x)	12.59	(18.68)	30.10	23.90	(41.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	1.41	1.46	1.59	1.66
Expenses after expense reductions (f)	1.43	1.41	1.46	1.59	1.66
Net investment income	1.17	1.23	0.94	0.93	1.88
Portfolio turnover	35	28	36	66	93
Net assets at end of period (000 omitted)	$43,387	$326,883	$373,214	$161,500	$142,484

Class R1	Years ended 5/31
	2013	2012	2011	2010	2009 (i)
Net asset value, beginning of period	$25.33	$31.46	$24.47	$20.18	$26.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.08	$(0.07)	$(0.01)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	2.95	(6.21)	7.12	4.58	(3.15	)(g)
Total from investment operations	$2.92	$(6.13)	$7.05	$4.57	$(3.08)
Less distributions declared to shareholders
From net investment income	$(0.11)	$—	$(0.06)	$(0.28)	$(0.35)
From net realized gain on investments	—	—	—	—	(2.83)
Total distributions declared to shareholders	$(0.11)	$—	$(0.06)	$(0.28)	$(3.18)
Net asset value, end of period (x)	$28.14	$25.33	$31.46	$24.47	$20.18
Total return (%) (r)(s)(x)	11.53	(19.49)	28.82	22.63	(8.44	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	2.41	2.45	2.59	2.79	(a)
Expenses after expense reductions (f)	2.42	2.41	2.45	2.59	2.79	(a)
Net investment income (loss)	(0.12)	0.27	(0.22)	(0.03)	0.65	(a)
Portfolio turnover	35	28	36	66	93
Net assets at end of period (000 omitted)	$704	$283	$316	$144	$92

See Notes to Financial Statements

25

Financial Highlights – continued

Class R2	Years ended 5/31
	2013	2012	2011	2010	2009 (i)
Net asset value, beginning of period	$25.62	$31.81	$24.64	$20.25	$26.44
Income (loss) from investment operations
Net investment income (d)	$0.09	$0.18	$0.14	$0.14	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	3.00	(6.25)	7.11	4.57	(3.14	)(g)
Total from investment operations	$3.09	$(6.07)	$7.25	$4.71	$(3.01)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.12)	$(0.08)	$(0.32)	$(0.35)
From net realized gain on investments	—	—	—	—	(2.83)
Total distributions declared to shareholders	$(0.24)	$(0.12)	$(0.08)	$(0.32)	$(3.18)
Net asset value, end of period (x)	$28.47	$25.62	$31.81	$24.64	$20.25
Total return (%) (r)(s)(x)	12.03	(19.07)	29.45	23.26	(8.14	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	1.92	1.96	2.09	2.29	(a)
Expenses after expense reductions (f)	1.93	1.92	1.96	2.09	2.29	(a)
Net investment income	0.30	0.66	0.49	0.58	1.18	(a)
Portfolio turnover	35	28	36	66	93
Net assets at end of period (000 omitted)	$803	$514	$555	$251	$101

Class R3	Years ended 5/31
	2013	2012	2011	2010	2009 (i)
Net asset value, beginning of period	$27.48	$34.06	$26.28	$21.55	$27.82
Income (loss) from investment operations
Net investment income (d)	$0.18	$0.28	$0.23	$0.16	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	3.21	(6.72)	7.59	4.93	(3.27	)(g)
Total from investment operations	$3.39	$(6.44)	$7.82	$5.09	$(3.09)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.14)	$(0.04)	$(0.36)	$(0.35)
From net realized gain on investments	—	—	—	—	(2.83)
Total distributions declared to shareholders	$(0.25)	$(0.14)	$(0.04)	$(0.36)	$(3.18)
Net asset value, end of period (x)	$30.62	$27.48	$34.06	$26.28	$21.55
Total return (%) (r)(s)(x)	12.31	(18.89)	29.77	23.59	(8.01	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	1.67	1.72	1.84	2.02	(a)
Expenses after expense reductions (f)	1.68	1.67	1.72	1.84	2.02	(a)
Net investment income	0.59	0.94	0.73	0.63	1.59	(a)
Portfolio turnover	35	28	36	66	93
Net assets at end of period (000 omitted)	$3,448	$3,584	$4,952	$5,261	$4,553

See Notes to Financial Statements

26

Financial Highlights – continued

Class R4	Years ended 5/31
	2013	2012	2011	2010	2009 (i)
Net asset value, beginning of period	$27.56	$34.17	$26.38	$21.59	$27.82
Income (loss) from investment operations
Net investment income (d)	$0.26	$0.37	$0.33	$0.26	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	3.22	(6.75)	7.60	4.91	(3.27	)(g)
Total from investment operations	$3.48	$(6.38)	$7.93	$5.17	$(3.05)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.23)	$(0.14)	$(0.38)	$(0.35)
From net realized gain on investments	—	—	—	—	(2.83)
Total distributions declared to shareholders	$(0.34)	$(0.23)	$(0.14)	$(0.38)	$(3.18)
Net asset value, end of period (x)	$30.70	$27.56	$34.17	$26.38	$21.59
Total return (%) (r)(s)(x)	12.60	(18.66)	30.07	23.92	(7.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	1.41	1.45	1.58	1.80	(a)
Expenses after expense reductions (f)	1.43	1.41	1.45	1.58	1.80	(a)
Net investment income	0.84	1.24	1.03	0.98	1.84	(a)
Portfolio turnover	35	28	36	66	93
Net assets at end of period (000 omitted)	$4,693	$4,010	$4,418	$1,424	$202

Class R5	Year ended 5/31/2013
Net asset value, beginning of period	$29.01
Income (loss) from investment operations
Net investment income (d)	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	3.40
Total from investment operations	$3.69
Less distributions declared to shareholders
From net investment income	$(0.34)
Net asset value, end of period (x)	$32.36
Total return (%) (r)(s)(x)	12.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36
Expenses after expense reductions (f)	1.34
Net investment income	0.89
Portfolio turnover	35
Net assets at end of period (000 omitted)	$403,055

See Notes to Financial Statements

27

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2008, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 or ratio was less than 0.01%, as applicable.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

28

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period the fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In January 2013, the FASB issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope,

29

Notes to Financial Statements – continued

Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The

30

Notes to Financial Statements – continued

adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$145,007,533	$—	$—	$145,007,533
China	8,526,644	75,882,239	—	84,408,883
South Korea	—	74,544,081	—	74,544,081
India	48,539,859	16,075,627	—	64,615,486
Taiwan	—	62,607,090	—	62,607,090
Russia	10,445,988	41,304,279	—	51,750,267
Hong Kong	5,230,080	43,412,025	—	48,642,105
Mexico	34,175,007	—	—	34,175,007
South Africa	—	27,989,327	—	27,989,327
Other Countries	56,927,691	83,123,118	—	140,050,809
Mutual Funds	13,349,769	—	—	13,349,769
Total Investments	$322,202,571	$424,937,786	$—	$747,140,357

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $131,630,933 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $52,889,950 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable

31

Notes to Financial Statements – continued

market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained

32

Notes to Financial Statements – continued

subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	5/31/13	5/31/12
Ordinary income (including any short-term capital gains)	$6,000,085	$3,650,157

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Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13
Cost of investments	$677,156,224
Gross appreciation	119,121,163
Gross depreciation	(49,137,030)
Net unrealized appreciation (depreciation)	$69,984,133
Undistributed ordinary income	4,654,844
Capital loss carryforwards	(6,359,910)
Other temporary differences	(1,661,789)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2013, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
5/31/18	$(1,918,450)

Post-enactment losses which are characterized as follows:
Long-Term	$(4,441,460)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

34

Notes to Financial Statements – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 5/31/13	Year ended 5/31/12
Class A	$1,879,140	$1,185,674
Class C	21,057	—
Class I	429,192	2,412,856
Class R1	1,378	—
Class R2	6,528	2,410
Class R3	28,354	19,704
Class R4	48,683	29,513
Class R5	3,585,753	—
Total	$6,000,085	$3,650,157

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

Effective October 1, 2012, the investment adviser has agreed in writing to reduce its management fee to 0.95% of average daily net assets in excess of $500 million to $2.5 billion and 0.90% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014. This management fee reduction amounted to $74,038, which is shown as a reduction of total expenses in the Statement of Operations. Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through May 31, 2013, this management fee reduction amounted to $680, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2013 was equivalent to an annual effective rate of 1.03% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $78,429 for the year ended May 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

35

Notes to Financial Statements – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$580,848
Class B	0.75%	0.25%	1.00%	1.00%	198,389
Class C	0.75%	0.25%	1.00%	1.00%	470,564
Class R1	0.75%	0.25%	1.00%	1.00%	4,681
Class R2	0.25%	0.25%	0.50%	0.50%	3,666
Class R3	—	0.25%	0.25%	0.25%	9,184
Total Distribution and Service Fees					$1,267,332

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2013 based on each class’s average daily net assets. Effective January 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS seed money. For the period January 1, 2013 through May 31, 2013, this rebate amounted to $3,245, $47, $41 and $5 for Class A, Class B, Class C, and Class R1, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2013, were as follows:

Amount
Class A	$3,165
Class B	28,111
Class C	4,067

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended May 31, 2013, the fee was $168,718, which equated to 0.0241% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the year ended May 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $475,502.

36

Notes to Financial Statements – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2013, these costs for the fund amounted to $747,910 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended May 31, 2013 was equivalent to an annual effective rate of 0.0147% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $34 and is included in independent Trustees’ compensation for the year ended May 31, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,846 at May 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,123 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,099, which is shown as a reduction of total expenses in the

37

Notes to Financial Statements – continued

Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2012, MFS purchased 3,447 shares of Class R5 for an aggregate amount of $100,000.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $288,122,122 and $241,658,852, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 5/31/13		Year ended 5/31/12 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,619,904	$50,157,334	2,973,334	$88,084,135
Class B	89,063	2,563,865	92,363	2,619,360
Class C	248,673	7,113,996	218,532	6,083,081
Class I	837,525	26,888,473	1,784,271	55,928,706
Class R1	16,412	481,866	3,595	98,514
Class R2	12,069	338,727	6,856	194,303
Class R3	43,635	1,337,909	52,774	1,588,700
Class R4	49,584	1,533,481	48,545	1,453,631
Class R5	12,844,742	383,382,133	3,447	100,000
	15,761,607	$473,797,784	5,183,717	$156,150,430
Shares issued to shareholders in reinvestment of distributions
Class A	52,657	$1,650,255	38,389	$1,024,601
Class C	567	16,365	—	—
Class I	10,988	361,611	84,676	2,371,787
Class R1	42	1,207	—	—
Class R2	225	6,528	97	2,410
Class R3	909	28,354	742	19,704
Class R4	1,558	48,683	1,110	29,513
Class R5	108,923	3,585,753	—	—
	175,869	$5,698,756	125,014	$3,448,015

38

Notes to Financial Statements – continued

	Year ended 5/31/13		Year ended 5/31/12 (i)
	Shares	Amount	Shares	Amount

Shares reacquired
Class A	(2,557,819)	$(78,209,695)	(3,462,240)	$(103,166,284)
Class B	(225,812)	(6,503,725)	(283,974)	(7,957,760)
Class C	(445,498)	(12,517,145)	(676,852)	(18,095,380)
Class I	(10,773,496)	(315,260,170)	(980,235)	(31,344,094)
Class R1	(2,616)	(72,596)	(2,445)	(66,235)
Class R2	(4,173)	(119,772)	(4,333)	(121,726)
Class R3	(62,355)	(1,913,552)	(68,500)	(2,037,661)
Class R4	(43,769)	(1,345,349)	(33,434)	(987,820)
Class R5	(501,023)	(16,280,472)	—	—
	(14,616,561)	$(432,222,476)	(5,512,013)	$(163,776,960)

Net change
Class A	(885,258)	$(26,402,106)	(450,517)	$(14,057,548)
Class B	(136,749)	(3,939,860)	(191,611)	(5,338,400)
Class C	(196,258)	(5,386,784)	(458,320)	(12,012,299)
Class I	(9,924,983)	(288,010,086)	888,712	26,956,399
Class R1	13,838	410,477	1,150	32,279
Class R2	8,121	225,483	2,620	74,987
Class R3	(17,811)	(547,289)	(14,984)	(429,257)
Class R4	7,373	236,815	16,221	495,324
Class R5	12,452,642	370,687,414	3,447	100,000
	1,320,915	$47,274,064	(203,282)	$(4,178,515)

(i)	Class R5 Shares were funded, with MFS seed money on May 31, 2012 and commenced operations on June 1, 2012.

On June 8, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 45%, 5%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund and the MFS Lifetime 2055 Fund were each owners of record of less than 1% of the value of the outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

39

Notes to Financial Statements – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2013, the fund’s commitment fee and interest expense were $3,940 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,230,951	150,974,733	(143,855,915)	13,349,769

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,417	$13,349,769

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and Shareholders of MFS Emerging Markets Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Equity Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Emerging Markets Equity Fund at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 17, 2013

41

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 71)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 58)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)

42

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Michael Hegarty (age 68)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director
John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A
J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 72)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 48)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until 2008)	N/A
Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Kino Clark (k) (age 45)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

43

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (until 2008)	N/A
Brian E. Langenfeld (k) (age 40)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 63)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

44

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A
Mark N. Polebaum (k) (age 61)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 69)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 53)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

45

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
111 Huntington Avenue	1 Lincoln Street
Boston, MA 02199-7618	Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
111 Huntington Avenue	200 Clarendon Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Managers
Jose Luis Garcia
Robert Lau

46

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2013 income tax forms in January 2014. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

Income derived from foreign sources was $17,546,145. The fund intends to pass through foreign tax credits of $2,236,911 for the fiscal year.

47

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

48

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

49

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

May 31, 2013

MFS® INTERNATIONAL

DIVERSIFICATIONSM FUND

MDI-ANN

MFS® INTERNATIONAL

DIVERSIFICATION SM FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research International Fund	29.9%
MFS International Growth Fund	25.0%
MFS International Value Fund	25.0%
MFS International New Discovery Fund	10.1%
MFS Emerging Markets Equity Fund	10.0%
Cash & Other Net Assets (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended May 31, 2013, Class A shares of the MFS International Diversification Fund (“fund”) provided a total return of 24.72%, at net asset value. This compares with a return of 26.36% for the fund’s benchmark, the MSCI All Country World (ex-US) Index.

Market Environment

In the months prior to the beginning of the period, the market was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions.

By the beginning of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the middle of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the calendar year, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, year-end fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline. A last minute political agreement averted the worst-case scenario and markets gravitated towards risk assets again, though the implementation of the U.S. budget sequester, combined with the uncertainty surrounding the Italian election results, inserted a greater degree of caution as the reporting period ended.

During the first few months of 2013, market sentiment improved markedly, as global macroeconomic indicators improved and fears of fiscal austerity in the U.S. waned. By the end of the period, however, global growth dynamics looked to be weakening again, though markets were generally unfazed, continuing their risk-on path, especially in light of continued easing by global central banks and the Bank of Japan in particular.

Factors Affecting Performance

During the reporting period, the fund’s investments in the MFS Emerging Markets Equity Fund weighed on relative performance as this segment underperformed the fund’s broad benchmark, the MSCI All Country World (ex-US) Index. The fund’s exposure to the growth segment of the international equity market also detracted from relative performance. Overall, the fund’s exposure to the core and value portions of the international equity market contributed to relative performance as these segments outperformed the broad benchmark.

3

Management Review – continued

Respectfully,

Thomas Melendez

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

PERFORMANCE SUMMARY THROUGH 5/31/13

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

5

Performance Summary – continued

Total Returns through 5/31/13

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	Life (t)
A	9/30/04	24.72%	0.64%	8.19%
B	9/30/04	23.76%	(0.10)%	7.44%
C	9/30/04	23.74%	(0.10)%	7.43%
I	9/30/04	25.08%	0.92%	8.52%
R1	4/01/05	23.75%	(0.10)%	6.06%
R2	9/30/04	24.36%	0.41%	7.90%
R3	4/01/05	24.69%	0.66%	6.84%
R4	4/01/05	24.98%	0.91%	7.12%
529A	9/30/04	24.62%	0.57%	8.02%
529B	9/30/04	23.75%	(0.18)%	7.27%
529C	9/30/04	23.69%	(0.18)%	7.29%
Comparative benchmark
MSCI All Country World (ex-US) Index (f)		26.36%	(1.17)%	7.53%
Average annual with sales charge
A With Initial Sales Charge (5.75%)		17.55%	(0.54)%	7.46%
B With CDSC (Declining over six years from 4% to 0%) (x)		19.76%	(0.49)%	7.44%
C With CDSC (1% for 12 months) (x)		22.74%	(0.10)%	7.43%
529A With Initial Sales Charge (5.75%)		17.45%	(0.62)%	7.28%
529B With CDSC (Declining over six years from 4% to 0%) (x)		19.75%	(0.56)%	7.27%
529C With CDSC (1% for 12 months) (x)		22.69%	(0.18)%	7.29%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: Factset Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of Class A shares. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

6

Performance Summary – continued

Benchmark Definition

MSCI All Country World (ex-US) Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed and emerging markets, excluding the U.S.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the funds share classes may have different inception dates, the life returns may represent different time periods and may not be comparable.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

7

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 1, 2012 through May 31, 2013

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2012 through May 31, 2013.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Expenses Paid During Period (p) 12/01/12-5/31/13
A	Actual	0.32%	$1,000.00	$1,092.95	$1.67
	Hypothetical (h)	0.32%	$1,000.00	$1,023.34	$1.61
B	Actual	1.07%	$1,000.00	$1,088.11	$5.57
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
C	Actual	1.07%	$1,000.00	$1,088.45	$5.57
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
I	Actual	0.06%	$1,000.00	$1,093.94	$0.31
	Hypothetical (h)	0.06%	$1,000.00	$1,024.63	$0.30
R1	Actual	1.07%	$1,000.00	$1,088.23	$5.57
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
R2	Actual	0.57%	$1,000.00	$1,091.29	$2.97
	Hypothetical (h)	0.57%	$1,000.00	$1,022.09	$2.87
R3	Actual	0.32%	$1,000.00	$1,092.82	$1.67
	Hypothetical (h)	0.32%	$1,000.00	$1,023.34	$1.61
R4	Actual	0.07%	$1,000.00	$1,094.27	$0.37
	Hypothetical (h)	0.07%	$1,000.00	$1,024.58	$0.35
529A	Actual	0.34%	$1,000.00	$1,092.75	$1.77
	Hypothetical (h)	0.34%	$1,000.00	$1,023.24	$1.72
529B	Actual	1.12%	$1,000.00	$1,088.71	$5.83
	Hypothetical (h)	1.12%	$1,000.00	$1,019.35	$5.64
529C	Actual	1.11%	$1,000.00	$1,087.80	$5.78
	Hypothetical (h)	1.11%	$1,000.00	$1,019.40	$5.59

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

9

PORTFOLIO OF INVESTMENTS

5/31/13

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Emerging Markets Equity Fund - Class R5	10,277,198	$332,570,116
MFS International Growth Fund - Class R5	31,882,003	835,308,464
MFS International New Discovery Fund - Class R5	12,672,234	335,560,767
MFS International Value Fund - Class R5	27,552,984	833,477,768
MFS Research International Fund - Class R5	62,119,896	997,645,523
Total Underlying Affiliated Funds (Identified Cost, $2,963,066,811)		$3,334,562,638

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	91,798	$91,798
Total Investments (Identified Cost, $2,963,158,609)		$3,334,654,436

Other Assets, Less Liabilities - 0.0%		1,510,167
Net Assets - 100.0%		$3,336,164,603

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Underlying affiliated funds, at value (identified cost, $2,963,158,609)	$3,334,654,436
Receivables for
Investments sold	182,343
Fund shares sold	8,669,554
Other assets	10,841
Total assets	$3,343,517,174
Liabilities
Payables for
Investments purchased	$3,930,307
Fund shares reacquired	2,509,182
Payables to affiliates
Investment adviser	96
Shareholder servicing costs	684,239
Distribution and service fees	57,035
Program manager fees	20
Accrued expenses and other liabilities	171,692
Total liabilities	$7,352,571
Net assets	$3,336,164,603
Net assets consist of
Paid-in capital	$3,224,011,172
Unrealized appreciation (depreciation) on investments	371,495,827
Accumulated net realized gain (loss) on investments	(293,369,016)
Undistributed net investment income	34,026,620
Net assets	$3,336,164,603
Shares of beneficial interest outstanding	222,117,443

11

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,051,682,423	136,366,720	$15.05
Class B	75,185,325	5,061,709	14.85
Class C	411,444,774	27,814,059	14.79
Class I	454,999,181	30,014,279	15.16
Class R1	6,921,121	474,263	14.59
Class R2	45,336,879	3,054,670	14.84
Class R3	141,317,220	9,446,059	14.96
Class R4	142,165,561	9,406,743	15.11
Class 529A	4,503,564	301,383	14.94
Class 529B	387,171	26,077	14.85
Class 529C	2,221,384	151,481	14.66

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $15.97 [100 / 94.25 x $15.05] and $15.85 [100 / 94.25 x $14.94], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Year ended 5/31/13

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Dividends from underlying affiliated funds	$46,183,100
Expenses
Distribution and service fees	9,747,561
Program manager fees	6,285
Shareholder servicing costs	1,651,042
Administrative services fee	17,500
Independent Trustees’ compensation	48,796
Custodian fee	106,034
Shareholder communications	189,826
Audit and tax fees	36,901
Legal fees	32,497
Miscellaneous	316,789
Total expenses	$12,153,231
Fees paid indirectly	(40)
Reduction of expenses by investment adviser and distributor	(14,331)
Net expenses	$12,138,860
Net investment income	$34,044,240
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments from underlying affiliated funds	$24,425,568
Capital gain distributions from underlying affiliated funds	2,571,041
Net realized gain (loss) on investments	$26,996,609
Change in unrealized appreciation (depreciation) on investments	$550,244,519
Net realized and unrealized gain (loss) on investments	$577,241,128
Change in net assets from operations	$611,285,368

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 5/31
	2013	2012
Change in net assets
From operations
Net investment income	$34,044,240	$26,722,929
Net realized gain (loss) on investments	26,996,609	(36,041,310)
Net unrealized gain (loss) on investments	550,244,519	(428,246,683)
Change in net assets from operations	$611,285,368	$(437,565,064)
Distributions declared to shareholders
From net investment income	$(26,720,070)	$(17,800,413)
Change in net assets from fund share transactions	$310,627,768	$40,682,750
Total change in net assets	$895,193,066	$(414,682,727)
Net assets
At beginning of period	2,440,971,537	2,855,654,264
At end of period (including undistributed net investment income of $34,026,620 and $26,702,450, respectively)	$3,336,164,603	$2,440,971,537

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.19	$14.45	$10.94	$10.03	$15.76
Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.15	$0.12	$0.11	$0.15
Net realized and unrealized gain (loss) on investments	2.82	(2.30)	3.49	0.97	(5.54)
Total from investment operations	$3.00	$(2.15)	$3.61	$1.08	$(5.39)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.11)	$(0.10)	$(0.17)	$(0.00	)(w)
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions declared to shareholders	$(0.14)	$(0.11)	$(0.10)	$(0.17)	$(0.34)
Net asset value, end of period (x)	$15.05	$12.19	$14.45	$10.94	$10.03
Total return (%) (r)(s)(t)(x)	24.72	(14.88)	33.04	10.61	(33.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	0.28	0.29	0.29	0.37
Expenses after expense reductions (f)(h)	0.33	0.28	0.29	0.29	0.37
Net investment income (l)	1.26	1.17	0.89	0.99	1.46
Portfolio turnover	2	8	6	1	8
Net assets at end of period (000 omitted)	$2,051,682	$1,562,721	$1,933,492	$1,220,582	$976,543

See Notes to Financial Statements

15

Financial Highlights – continued

Class B	Years ended 5/31
	2013	2012	2011		2010	2009
Net asset value, beginning of period	$12.01	$14.22	$10.77		$9.87	$15.62
Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.05	$0.02		$0.03	$0.08
Net realized and unrealized gain (loss) on investments	2.78	(2.26)	3.43		0.94	(5.49)
Total from investment operations	$2.85	$(2.21)	$3.45		$0.97	$(5.41)
Less distributions declared to shareholders
From net investment income	$(0.01)	$—	$—		$(0.07)	$—
From net realized gain on investments	—	—	—		—	(0.34)
Total distributions declared to shareholders	$(0.01)	$—	$—		$(0.07)	$(0.34)
Net asset value, end of period (x)	$14.85	$12.01	$14.22		$10.77	$9.87
Total return (%) (r)(s)(t)(x)	23.76	(15.54)	32.03		9.80	(34.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.03	1.04		1.05	1.04
Expenses after expense reductions (f)(h)	1.08	1.03	1.03		1.04	1.04
Net investment income (l)	0.54	0.42	0.13		0.24	0.78
Portfolio turnover	2	8	6		1	8
Net assets at end of period (000 omitted)	$75,185	$81,158	$118,973		$106,783	$110,057

Class C	Years ended 5/31
	2013	2012	2011		2010	2009
Net asset value, beginning of period	$11.98	$14.18	$10.74		$9.85	$15.59
Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.05	$0.02		$0.03	$0.08
Net realized and unrealized gain (loss) on investments	2.77	(2.25)	3.42		0.94	(5.48)
Total from investment operations	$2.84	$(2.20)	$3.44		$0.97	$(5.40)
Less distributions declared to shareholders
From net investment income	$(0.03)	$—	$(0.00	)(w)	$(0.08)	$—
From net realized gain on investments	—	—	—		—	(0.34)
Total distributions declared to shareholders	$(0.03)	$—	$(0.00	)(w)	$(0.08)	$(0.34)
Net asset value, end of period (x)	$14.79	$11.98	$14.18		$10.74	$9.85
Total return (%) (r)(s)(t)(x)	23.74	(15.51)	32.03		9.81	(34.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.03	1.04		1.05	1.04
Expenses after expense reductions (f)(h)	1.08	1.03	1.03		1.04	1.04
Net investment income (l)	0.50	0.41	0.13		0.25	0.76
Portfolio turnover	2	8	6		1	8
Net assets at end of period (000 omitted)	$411,445	$338,295	$460,898		$378,246	$349,134

See Notes to Financial Statements

16

Financial Highlights – continued

Class I	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.27	$14.56	$11.01	$10.09	$15.84
Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.18	$0.15	$0.14	$0.19
Net realized and unrealized gain (loss) on investments	2.86	(2.33)	3.52	0.99	(5.58)
Total from investment operations	$3.07	$(2.15)	$3.67	$1.13	$(5.39)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.14)	$(0.12)	$(0.21)	$(0.02)
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions declared to shareholders	$(0.18)	$(0.14)	$(0.12)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$15.16	$12.27	$14.56	$11.01	$10.09
Total return (%) (r)(s)(x)	25.08	(14.75)	33.42	10.96	(33.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.03	0.04	0.04	0.04
Expenses after expense reductions (f)(h)	0.08	0.03	0.04	0.04	0.04
Net investment income (l)	1.45	1.39	1.11	1.23	1.78
Portfolio turnover	2	8	6	1	8
Net assets at end of period (000 omitted)	$454,999	$253,555	$219,958	$111,906	$36,608

Class R1	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.81	$14.01	$10.63	$9.77	$15.47
Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.06	$0.02	$0.03	$0.09
Net realized and unrealized gain (loss) on investments	2.72	(2.24)	3.38	0.94	(5.45)
Total from investment operations	$2.80	$(2.18)	$3.40	$0.97	$(5.36)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.02)	$(0.02)	$(0.11)	$—
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions declared to shareholders	$(0.02)	$(0.02)	$(0.02)	$(0.11)	$(0.34)
Net asset value, end of period (x)	$14.59	$11.81	$14.01	$10.63	$9.77
Total return (%) (r)(s)(x)	23.75	(15.55)	31.98	9.86	(34.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.03	1.04	1.04	1.04
Expenses after expense reductions (f)(h)	1.08	1.03	1.03	1.04	1.04
Net investment income (l)	0.62	0.49	0.12	0.25	0.90
Portfolio turnover	2	8	6	1	8
Net assets at end of period (000 omitted)	$6,921	$6,393	$7,507	$5,569	$4,254

See Notes to Financial Statements

17

Financial Highlights – continued

Class R2	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.04	$14.27	$10.81	$9.92	$15.62
Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.11	$0.08	$0.08	$0.13
Net realized and unrealized gain (loss) on investments	2.78	(2.27)	3.45	0.97	(5.49)
Total from investment operations	$2.92	$(2.16)	$3.53	$1.05	$(5.36)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.07)	$(0.07)	$(0.16)	$—
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions declared to shareholders	$(0.12)	$(0.07)	$(0.07)	$(0.16)	$(0.34)
Net asset value, end of period (x)	$14.84	$12.04	$14.27	$10.81	$9.92
Total return (%) (r)(s)(x)	24.36	(15.11)	32.66	10.43	(34.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	0.53	0.54	0.54	0.54
Expenses after expense reductions (f)(h)	0.58	0.53	0.54	0.54	0.54
Net investment income (l)	0.99	0.89	0.66	0.74	1.29
Portfolio turnover	2	8	6	1	8
Net assets at end of period (000 omitted)	$45,337	$30,867	$35,441	$27,455	$22,147

Class R3	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.13	$14.39	$10.90	$10.00	$15.71
Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.15	$0.11	$0.12	$0.16
Net realized and unrealized gain (loss) on investments	2.80	(2.29)	3.48	0.96	(5.52)
Total from investment operations	$2.98	$(2.14)	$3.59	$1.08	$(5.36)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.12)	$(0.10)	$(0.18)	$(0.01)
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions declared to shareholders	$(0.15)	$(0.12)	$(0.10)	$(0.18)	$(0.35)
Net asset value, end of period (x)	$14.96	$12.13	$14.39	$10.90	$10.00
Total return (%) (r)(s)(x)	24.69	(14.87)	32.98	10.66	(33.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	0.28	0.29	0.29	0.29
Expenses after expense reductions (f)(h)	0.33	0.28	0.29	0.29	0.29
Net investment income (l)	1.28	1.14	0.84	1.04	1.57
Portfolio turnover	2	8	6	1	8
Net assets at end of period (000 omitted)	$141,317	$79,540	$66,987	$31,630	$25,086

See Notes to Financial Statements

18

Financial Highlights – continued

Class R4	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.24	$14.51	$10.98	$10.07	$15.80
Income (loss) from investment operations
Net investment income (d)(l)	$0.22	$0.19	$0.12	$0.16	$0.10
Net realized and unrealized gain (loss) on investments	2.83	(2.32)	3.53	0.96	(5.47)
Total from investment operations	$3.05	$(2.13)	$3.65	$1.12	$(5.37)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.14)	$(0.12)	$(0.21)	$(0.02)
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions declared to shareholders	$(0.18)	$(0.14)	$(0.12)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$15.11	$12.24	$14.51	$10.98	$10.07
Total return (%) (r)(s)(x)	24.98	(14.66)	33.33	10.89	(33.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.03	0.04	0.04	0.04
Expenses after expense reductions (f)(h)	0.08	0.03	0.04	0.04	0.04
Net investment income (l)	1.56	1.48	0.93	1.37	0.81
Portfolio turnover	2	8	6	1	8
Net assets at end of period (000 omitted)	$142,166	$83,109	$6,308	$2,148	$699

Class 529A	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.11	$14.36	$10.88	$9.98	$15.69
Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.14	$0.10	$0.10	$0.15
Net realized and unrealized gain (loss) on investments	2.79	(2.29)	3.47	0.97	(5.52)
Total from investment operations	$2.97	$(2.15)	$3.57	$1.07	$(5.37)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.10)	$(0.09)	$(0.17)	$—
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions declared to shareholders	$(0.14)	$(0.10)	$(0.09)	$(0.17)	$(0.34)
Net asset value, end of period (x)	$14.94	$12.11	$14.36	$10.88	$9.98
Total return (%) (r)(s)(t)(x)	24.62	(14.95)	32.89	10.53	(33.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	0.38	0.39	0.39	0.47
Expenses after expense reductions (f)(h)	0.37	0.33	0.39	0.39	0.47
Net investment income (l)	1.26	1.12	0.79	0.84	1.43
Portfolio turnover	2	8	6	1	8
Net assets at end of period (000 omitted)	$4,504	$3,195	$3,496	$2,199	$1,394

See Notes to Financial Statements

19

Financial Highlights – continued

Class 529B	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.00	$14.22	$10.80	$9.91	$15.70
Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.04	$0.01	$0.01	$0.08
Net realized and unrealized gain (loss) on investments	2.81	(2.26)	3.43	0.97	(5.53)
Total from investment operations	$2.85	$(2.22)	$3.44	$0.98	$(5.45)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.02)	$(0.09)	$—
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions declared to shareholders	$—	$—	$(0.02)	$(0.09)	$(0.34)
Net asset value, end of period (x)	$14.85	$12.00	$14.22	$10.80	$9.91
Total return (%) (r)(s)(t)(x)	23.75	(15.61)	31.85	9.76	(34.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.13	1.14	1.15	1.14
Expenses after expense reductions (f)(h)	1.13	1.09	1.14	1.14	1.14
Net investment income (l)	0.27	0.31	0.07	0.12	0.81
Portfolio turnover	2	8	6	1	8
Net assets at end of period (000 omitted)	$387	$449	$611	$437	$331

Class 529C	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.89	$14.10	$10.72	$9.87	$15.63
Income (loss) from investment operations
Net investment income (d)(l)	$0.06	$0.05	$0.00 (w)	$0.02	$0.07
Net realized and unrealized gain (loss) on investments	2.75	(2.24)	3.41	0.94	(5.49)
Total from investment operations	$2.81	$(2.19)	$3.41	$0.96	$(5.42)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.02)	$(0.03)	$(0.11)	$—
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions declared to shareholders	$(0.04)	$(0.02)	$(0.03)	$(0.11)	$(0.34)
Net asset value, end of period (x)	$14.66	$11.89	$14.10	$10.72	$9.87
Total return (%) (r)(s)(t)(x)	23.69	(15.55)	31.83	9.65	(34.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	1.13	1.14	1.15	1.14
Expenses after expense reductions (f)(h)	1.13	1.08	1.14	1.14	1.14
Net investment income (l)	0.41	0.37	0.01	0.20	0.70
Portfolio turnover	2	8	6	1	8
Net assets at end of period (000 omitted)	$2,221	$1,689	$1,983	$1,308	$762

See Notes to Financial Statements

20

Financial Highlights – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS International Diversification Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the underlying funds held by the fund at May 31, 2013 was to seek capital appreciation.

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

22

Notes to Financial Statements – continued

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with

23

Notes to Financial Statements – continued

such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,334,654,436	$—	$—	$3,334,654,436

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to

24

Notes to Financial Statements – continued

increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

25

Notes to Financial Statements – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	5/31/13	5/31/12
Ordinary income (including any short-term capital gains)	$26,720,070	$17,800,413

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13
Cost of investments	$3,055,158,745
Gross appreciation	279,495,691
Gross depreciation	—
Net unrealized appreciation (depreciation)	$279,495,691
Undistributed ordinary income	34,026,620
Capital loss carryforwards	(201,368,880)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2013, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
5/31/17	$(77,102,808)
5/31/18	(55,695,170)
5/31/19	(54,873,334)
Total	$(187,671,312)

Post-enactment losses which are characterized as follows:
Short-Term	$(792,392)
Long-Term	(12,905,176)
Total	$(13,697,568)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are

26

Notes to Financial Statements – continued

declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 5/31/13	Year ended 5/31/12
Class A	$18,531,551	$14,040,729
Class B	75,113	—
Class C	874,988	—
Class I	4,079,758	2,255,099
Class R1	10,604	12,114
Class R2	381,674	176,463
Class R3	1,260,765	648,970
Class R4	1,458,412	638,649
Class 529A	40,802	25,866
Class 529B	—	—
Class 529C	6,403	2,523
Total	$26,720,070	$17,800,413

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that fund operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014. For the year ended May 31, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $324,069 and $3,612 for the year ended May 31, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

27

Notes to Financial Statements – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,584,164
Class B	0.75%	0.25%	1.00%	1.00%	826,641
Class C	0.75%	0.25%	1.00%	1.00%	3,760,409
Class R1	0.75%	0.25%	1.00%	1.00%	67,173
Class R2	0.25%	0.25%	0.50%	0.50%	196,834
Class R3	—	0.25%	0.25%	0.25%	278,966
Class 529A	—	0.25%	0.25%	0.24%	9,828
Class 529B	0.75%	0.25%	1.00%	1.00%	4,022
Class 529C	0.75%	0.25%	1.00%	1.00%	19,524
Total Distribution and Service Fees					$9,747,561

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2013 based on each class’s average daily net assets. Effective January 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS seed money. For the period January 1, 2013 through May 31, 2013, this rebate amounted to $1,983, $18, $27, $481 and $15 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2013, were as follows:

Amount
Class A	$1,006
Class B	85,739
Class C	21,794
Class 529B	198
Class 529C	26

28

Notes to Financial Statements – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on September 30, 2014, unless MFD elects to extend the waiver. For the year ended May 31, 2013, this waiver amounted to $3,143 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the year ended May 31, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the year ended May 31, 2013, were as follows:

	Fee	Waiver
Class 529A	$3,931	$1,966
Class 529B	402	201
Class 529C	1,952	976
Total Program Manager Fees and Waivers	$6,285	$3,143

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the fund. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2013, shareholder servicing expenses incurred by the fund, including out-of-pocket expenses, are disclosed in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended May 31, 2013 was equivalent to an annual effective rate of 0.0006% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

29

Notes to Financial Statements – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $20,871 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $8,664, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $344,413,306 and $71,763,491, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 5/31/13		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	32,591,927	$455,931,308	33,442,679	$426,876,979
Class B	386,821	5,362,815	543,621	6,971,960
Class C	4,686,540	65,773,533	3,373,650	43,178,959
Class I	14,424,443	208,443,874	10,166,283	132,588,944
Class R1	170,916	2,360,819	155,842	1,945,393
Class R2	1,804,980	25,320,785	865,600	11,153,217
Class R3	4,975,504	69,547,863	4,634,999	62,374,559
Class R4	3,813,910	53,966,862	7,051,153	97,938,168
Class 529A	55,647	776,066	52,994	690,506
Class 529B	3,261	46,771	5,059	65,966
Class 529C	31,963	443,358	31,446	394,381
	62,945,912	$887,974,054	60,323,326	$784,179,032

30

Notes to Financial Statements – continued

	Year ended 5/31/13		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,254,491	$17,738,500	844,361	$10,216,771
Class B	4,734	66,316	—	—
Class C	47,277	659,521	—	—
Class I	185,902	2,645,384	101,785	1,239,742
Class R1	757	10,414	1,030	12,114
Class R2	20,379	284,698	12,251	146,520
Class R3	89,670	1,260,765	53,901	648,970
Class R4	102,778	1,458,412	52,607	638,649
Class 529A	2,904	40,802	2,152	25,866
Class 529C	462	6,396	213	2,523
	1,709,354	$24,171,208	1,068,300	$12,931,155

Shares reacquired
Class A	(25,716,394)	$(356,208,844)	(39,867,184)	$(510,834,887)
Class B	(2,087,105)	(29,161,555)	(2,153,112)	(27,383,521)
Class C	(5,162,133)	(70,254,206)	(7,630,322)	(96,411,503)
Class I	(5,252,451)	(73,982,581)	(4,723,174)	(60,819,389)
Class R1	(238,801)	(3,247,929)	(151,381)	(1,863,392)
Class R2	(1,335,173)	(18,848,847)	(797,679)	(10,233,534)
Class R3	(2,177,732)	(30,477,776)	(2,784,170)	(38,294,681)
Class R4	(1,301,276)	(18,534,436)	(747,202)	(9,637,010)
Class 529A	(21,074)	(293,715)	(34,756)	(433,795)
Class 529B	(14,603)	(197,815)	(10,615)	(134,934)
Class 529C	(23,020)	(309,790)	(30,194)	(380,791)
	(43,329,762)	$(601,517,494)	(58,929,789)	$(756,427,437)

Net change
Class A	8,130,024	$117,460,964	(5,580,144)	$(73,741,137)
Class B	(1,695,550)	(23,732,424)	(1,609,491)	(20,411,561)
Class C	(428,316)	(3,821,152)	(4,256,672)	(53,232,544)
Class I	9,357,894	137,106,677	5,544,894	73,009,297
Class R1	(67,128)	(876,696)	5,491	94,115
Class R2	490,186	6,756,636	80,172	1,066,203
Class R3	2,887,442	40,330,852	1,904,730	24,728,848
Class R4	2,615,412	36,890,838	6,356,558	88,939,807
Class 529A	37,477	523,153	20,390	282,577
Class 529B	(11,342)	(151,044)	(5,556)	(68,968)
Class 529C	9,405	139,964	1,465	16,113
	21,325,504	$310,627,768	2,461,837	$40,682,750

31

Notes to Financial Statements – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2013, the fund’s commitment fee and interest expense were $16,186 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund (r)	8,383,139	10,677,576	(8,783,517)	10,277,198
MFS Institutional Money Market Portfolio	6,500,465	127,042,890	(133,451,557)	91,798
MFS International Growth Fund (r)	25,495,210	32,610,008	(26,223,215)	31,882,003
MFS International New Discovery Fund (r)	11,620,235	13,010,148	(11,958,149)	12,672,234
MFS International Value Fund (r)	24,840,535	28,287,052	(25,574,603)	27,552,984
MFS Research International Fund (r)	54,453,638	63,722,360	(56,056,102)	62,119,896

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$5,260,615	$—	$2,961,696	$332,570,116
MFS Institutional Money Market Portfolio	—	—	1,858	91,798
MFS International Growth Fund	4,636,592	2,571,041	8,483,600	835,308,464
MFS International New Discovery Fund	3,357,815	—	3,759,690	335,560,767
MFS International Value Fund	5,605,254	—	13,595,682	833,477,768
MFS Research International Fund	5,565,292	—	17,380,574	997,645,523
	$24,425,568	$2,571,041	$46,183,100	$3,334,654,436

(r)	During the year ended May 31, 2013, the fund’s investment in the underlying fund’s Class I shares was converted to Class R5 shares. The fund became a shareholder of Class R5 and received Class R5 shares with a total net asset value equal to its Class I shares at the time of the conversion. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD.

32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS International Diversification Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS International Diversification Fund (one of the portfolios comprising MFS Series Trust X) (the “Fund”) as of May 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and underlying funds’ transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Diversification Fund as of May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 17, 2013

33

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 71)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 58)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)

34

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Michael Hegarty (age 68)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director
John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A
J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 72)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 48)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until 2008)	N/A
Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Kino Clark (k) (age 45)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

35

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (until 2008)	N/A
Brian E. Langenfeld (k) (age 40)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 63)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

36

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A
Mark N. Polebaum (k) (age 61)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 69)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 53)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

37

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager
Thomas Melendez

38

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2013 income tax forms in January 2014. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

Income derived from foreign sources was $42,551,594. The fund intends to pass through foreign tax credits of $3,916,948 for the fiscal year.

39

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

40

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

May 31, 2013

MFS® INTERNATIONAL GROWTH FUND

FGF-ANN

MFS® INTERNATIONAL GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17- member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
LVMH Moet Hennessy Louis Vuitton S.A.	3.0%
Groupe Danone	2.8%
Nestle S.A.	2.4%
Compass Group PLC	2.3%
Honda Motor Co. Ltd.	2.3%
Japan Tobacco, Inc.	2.2%
Reckitt Benckiser Group PLC	2.0%
Diageo PLC	2.0%
Pernod Ricard S.A.	2.0%
BG Group PLC	2.0%

Equity sectors
Consumer Staples	19.2%
Financial Services	11.1%
Retailing	10.8%
Special Products & Services	9.2%
Technology	8.8%
Health Care	8.0%
Basic Materials	7.5%
Industrial Goods & Services	7.4%
Energy	4.8%
Transportation	4.1%
Autos & Housing	3.6%
Leisure	2.4%
Utilities & Communications	1.5%

Issuer country weightings (x)
United Kingdom	18.2%
France	14.4%
Japan	10.2%
Switzerland	9.1%
Germany	8.6%
United States	4.6%
Brazil	4.2%
Hong Kong	3.8%
Canada	3.6%
Other Countries	23.3%

Currency exposure weightings (y)
Euro	29.1%
British Pound Sterling	18.2%
Japanese Yen	10.2%
United States Dollar	9.7%
Swiss Franc	9.1%
Hong Kong Dollar	5.0%
Brazilian Real	4.2%
Danish Krone	2.1%
South Korean Won	1.9%
Other Currencies	10.5%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended May 31, 2013, Class A shares of the MFS International Growth Fund (“fund”) provided a total return of 22.76%, at net asset value. This compares with a return of 25.23% for the fund’s benchmark, the MSCI All Country World (ex-US) Growth Index.

Market Environment

In the months prior to the beginning of the period, the market was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions.

By the beginning of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the middle of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the calendar year, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, year-end fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline. A last minute political agreement averted the worst-case scenario and markets gravitated towards risk assets again, though the implementation of the U.S. budget sequester, combined with the uncertainty surrounding the Italian election results, inserted a greater degree of caution as the reporting period ended.

During the first few months of 2013, market sentiment improved markedly, as global macroeconomic indicators improved and fears of fiscal austerity in the U.S. waned. By the end of the period, however, global growth dynamics looked to be weakening again, though markets were generally unfazed, continuing their risk-on path, especially in light of continued easing by global central banks and the Bank of Japan in particular.

Detractors from Performance

Stock selection in the financial services sector was a primary factor for the fund’s underperformance relative to the MSCI All Country World (ex-US) Growth Index. There were no specific stocks within this sector that were among the fund’s top relative detractors for the reporting period.

Security selection in both the utilities & communications and energy sectors also hindered relative performance. Within the utilities & communications sector, holding shares of Brazilian telecommunications company TIM Participacoes (h) and telecommunications service provider China Unicom (Hong Kong) weakened relative

4

Management Review – continued

results. Within the energy sector, the fund’s positions in oil and gas turnkey contractor Saipem S.p.A. (Italy) and oil and gas exploration company INPEX Corporation (b) (Japan) held back relative returns.

In the retailing sector, stock selection also detracted from relative performance. The fund’s overweight allocations to export trading company Li & Fung (Hong Kong) and convenience store chain Lawson (Japan), both of which underperformed the benchmark, hurt relative returns.

Stocks in other sectors that negatively impacted relative performance included Israeli-headquartered security software provider Check Point Software Technologies (h), mining company Iluka Resources (Australia), and personal care products maker Uni-Charm (Japan). Not holding shares of car maker Toyota (Japan), a benchmark holding that performed well during this period, also hampered relative results.

The fund’s cash and/or cash equivalents position during the period detracted from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when markets rose, as measured by the fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Contributors to Performance

An underweight allocation to the basic materials sector, which underperformed the benchmark, was a key factor that contributed to relative performance. Within this sector, avoiding poor-performing shares of gold mining company Barrick Gold benefited relative returns.

Stock selection in both the special products & services and industrial goods & services sectors aided relative performance. Within the special products & services sector, the fund’s holdings of global consulting and outsourcing company Accenture (b) (United States), business process management solutions provider Capita Group (United Kingdom), and Spanish-based transaction processor Amadeus IT Holdings strengthened relative returns. There were no specific stocks within the industrial goods & services sector that were among the fund’s top relative contributors for the reporting period.

Individual standout relative contributors in other sectors included fashion distributor Industria de Diseno Textil, S.A. (Spain), airline services provider Copa Holdings (b), global brewing company Heineken N.V. (Netherlands), investment manager Aberdeen Asset Management (United Kingdom), multinational advertising and public relations company Publicis Groupe (France), and residential property developer Bellway (b) (United Kingdom).

During the reporting period, the fund’s relative currency exposure, resulting primarily from differences between the fund’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, benefited relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

5

Management Review – continued

Respectfully,

David Antonelli	Kevin Dwan
Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.
(h)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

6

PERFORMANCE SUMMARY THROUGH 5/31/13

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

7

Performance Summary – continued

Total Returns through 5/31/13

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	10/24/95	22.76%	1.24%	10.19%	N/A
B	10/24/95	21.91%	0.50%	9.44%	N/A
C	7/01/96	21.86%	0.49%	9.44%	N/A
I	1/02/97	23.12%	1.51%	10.62%	N/A
R1	10/01/08	21.88%	N/A	N/A	7.29%
R2	10/01/08	22.47%	N/A	N/A	7.83%
R3	10/01/08	22.77%	N/A	N/A	8.11%
R4	10/01/08	23.12%	N/A	N/A	8.37%
R5	5/01/06	23.19%	1.45%	N/A	4.45%
Comparative benchmark
MSCI All Country World (ex-US) Growth Index (f)		25.23%	(1.32)%	9.31%	N/A
Average annual with sales charge
A With Initial Sales Charge (5.75%)		15.70%	0.04%	9.54%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		17.91%	0.11%	9.44%	N/A
C With CDSC (1% for 12 months) (x)		20.86%	0.49%	9.44%	N/A

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Benchmark Definition

MSCI All Country World (ex-US) Growth Index – a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the global developed and emerging markets, excluding the U.S.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the funds share

8

Performance Summary – continued

classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

9

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 1, 2012 through May 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2012 through May 31, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Expenses Paid During Period (p) 12/01/12-5/31/13
A	Actual	1.32%	$1,000.00	$1,072.17	$6.82
	Hypothetical (h)	1.32%	$1,000.00	$1,018.35	$6.64
B	Actual	2.07%	$1,000.00	$1,068.49	$10.68
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
C	Actual	2.07%	$1,000.00	$1,068.15	$10.67
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
I	Actual	1.07%	$1,000.00	$1,073.67	$5.53
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
R1	Actual	2.07%	$1,000.00	$1,068.44	$10.67
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
R2	Actual	1.57%	$1,000.00	$1,071.08	$8.11
	Hypothetical (h)	1.57%	$1,000.00	$1,017.10	$7.90
R3	Actual	1.32%	$1,000.00	$1,072.22	$6.82
	Hypothetical (h)	1.32%	$1,000.00	$1,018.35	$6.64
R4	Actual	1.07%	$1,000.00	$1,073.77	$5.53
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
R5	Actual	0.97%	$1,000.00	$1,074.25	$5.02
	Hypothetical (h)	0.97%	$1,000.00	$1,020.09	$4.89

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

11

PORTFOLIO OF INVESTMENTS

5/31/13

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.4%
Issuer	Shares/Par	Value ($)
Aerospace - 1.3%
Rolls-Royce Holdings PLC	2,167,774	$39,206,232
Rolls-Royce Holdings PLC, IPS (a)	235,835,628	358,328

		$39,564,560
Airlines - 1.4%
Copa Holdings S.A., “A”	320,635	$42,105,788

Alcoholic Beverages - 7.1%
Carlsberg A.S., “B”	390,948	$37,190,264
Companhia de Bebidas das Americas, ADR	343,780	13,087,705
Diageo PLC	2,068,528	61,237,964
Heineken N.V.	686,036	47,579,251
Pernod Ricard S.A.	505,946	60,757,082

		$219,852,266
Apparel Manufacturers - 6.4%
Adidas AG	164,794	$17,893,737
Cia.Hering S.A.	994,200	17,866,635
Compagnie Financiere Richemont S.A.	350,963	30,848,067
Li & Fung Ltd.	27,830,400	38,689,824
LVMH Moet Hennessy Louis Vuitton S.A.	527,415	91,695,617

		$196,993,880
Automotive - 3.3%
Bayerische Motoren Werke AG	146,016	$13,959,635
Guangzhou Automobile Group Co. Ltd., “H”	16,454,000	17,550,707
Honda Motor Co. Ltd.	1,896,700	70,146,949

		$101,657,291
Broadcasting - 1.0%
Publicis Groupe S.A.	458,752	$32,618,008

Brokerage & Asset Managers - 1.3%
Aberdeen Asset Management PLC	2,853,330	$19,932,038
BM&F Bovespa S.A.	2,880,800	18,897,768

		$38,829,806
Business Services - 9.2%
Accenture PLC, “A”	617,270	$50,684,040
Amadeus IT Holding S.A.	750,865	22,891,053

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Brenntag AG	239,519	$36,511,953
Capita Group PLC	2,634,792	38,386,084
Compass Group PLC	5,534,860	72,642,789
Experian Group Ltd.	1,918,489	35,228,079
Intertek Group PLC	385,128	18,764,700
LPS Brasil - Consultoria de Imoveis S.A.	1,108,200	9,675,665

		$284,784,363
Computer Software - 2.6%
Dassault Systems S.A.	104,585	$13,152,479
OBIC Co. Ltd.	120,460	29,499,255
SAP AG (l)	479,578	36,527,557

		$79,179,291
Computer Software - Systems - 0.8%
NICE Systems Ltd., ADR	711,330	$26,248,077

Construction - 0.3%
Bellway PLC	551,427	$10,664,414

Consumer Products - 4.2%
L’Oreal S.A.	210,500	$35,288,084
Reckitt Benckiser Group PLC	879,015	62,713,162
Uni-Charm Corp.	594,100	33,226,219

		$131,227,465
Electrical Equipment - 3.3%
Legrand S.A. (l)	253,187	$12,384,034
Mettler-Toledo International, Inc. (a)	181,131	39,533,652
Prysmian S.p.A.	597,468	12,673,969
Schneider Electric S.A.	478,302	37,430,878

		$102,022,533
Electronics - 3.1%
Samsung Electronics Co. Ltd.	29,735	$40,099,856
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,057,165	57,046,699

		$97,146,555
Energy - Independent - 0.8%
INPEX Corp.	6,217	$26,265,655

Energy - Integrated - 2.5%
BG Group PLC	3,326,700	$60,545,460
Suncor Energy, Inc.	576,261	17,480,982

		$78,026,442

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 5.7%
Groupe Danone	1,167,347	$85,750,757
M. Dias Branco S.A. Industria e Comercio de Alimentos	367,300	16,121,895
Nestle S.A.	1,115,017	73,576,484

		$175,449,136
Food & Drug Stores - 2.1%
Dairy Farm International Holdings Ltd.	1,151,400	$14,737,920
Lawson, Inc.	461,400	33,491,126
Sundrug Co. Ltd.	404,600	15,486,359

		$63,715,405
Gaming & Lodging - 0.7%
Sands China Ltd.	4,234,400	$22,474,078

General Merchandise - 1.2%
Dollarama, Inc.	401,180	$28,143,546
Lojas Renner S.A.	299,600	10,421,234

		$38,564,780
Insurance - 1.4%
AIA Group Ltd.	9,617,000	$42,440,342

Internet - 1.3%
NHN Corp.	64,471	$17,352,771
Yahoo Japan Corp.	53,175	24,176,985

		$41,529,756
Machinery & Tools - 2.8%
KONE Oyj “B”	241,862	$21,262,165
Schindler Holding AG	180,333	26,209,959
Weir Group PLC	1,081,540	38,084,508

		$85,556,632
Major Banks - 2.0%
HSBC Holdings PLC	2,409,990	$26,398,947
Standard Chartered PLC	1,605,197	36,911,795

		$63,310,742
Medical & Health Technology & Services - 1.3%
Fleury S.A.	734,600	$6,866,511
Fresenius Medical Care AG & Co. KGaA	478,521	32,546,345

		$39,412,856

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - 2.3%
Essilor International S.A. (l)	255,891	$27,887,453
Sonova Holding AG	395,983	43,625,849

		$71,513,302
Metals & Mining - 1.5%
Iluka Resources Ltd.	1,012,058	$10,700,899
Rio Tinto Ltd.	661,266	34,318,392

		$45,019,291
Network & Telecom - 1.0%
Ericsson, Inc., “B”	2,693,208	$31,499,195

Oil Services - 1.5%
Saipem S.p.A.	1,201,377	$31,883,892
Technip	139,580	15,417,731

		$47,301,623
Other Banks & Diversified Financials - 6.5%
Banco Santander Chile, ADR	639,927	$15,582,222
Bank Rakyat Indonesia	23,544,000	21,340,427
Credicorp Ltd.	193,729	26,660,985
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	985,680	15,593,458
HDFC Bank Ltd.	2,525,418	31,319,028
Itau Unibanco Holding S.A., ADR	2,391,983	35,975,424
Julius Baer Group Ltd.	685,644	26,863,557
Sberbank of Russia	6,553,540	20,179,818
Siam Commercial Bank Co. Ltd.	1,381,100	7,914,809

		$201,429,728
Pharmaceuticals - 4.4%
Bayer AG	364,609	$39,220,794
Novo Nordisk A/S, “B”	170,230	27,328,800
Roche Holding AG	218,884	54,160,724
Santen Pharmaceutical Co. Ltd.	371,300	14,777,524

		$135,487,842
Precious Metals & Minerals - 0.6%
Goldcorp, Inc.	359,130	$10,658,722
Newcrest Mining Ltd.	677,352	9,253,185

		$19,911,907
Railroad & Shipping - 2.7%
Canadian National Railway Co.	548,240	$55,520,265
Kuehne & Nagel, Inc. AG	240,410	26,957,080

		$82,477,345

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 0.6%
Whitbread PLC	443,937	$19,242,908

Specialty Chemicals - 5.4%
Akzo Nobel N.V.	330,303	$21,088,418
Croda International PLC	581,870	21,708,613
L’Air Liquide S.A.	252,260	32,185,523
Linde AG (l)	307,384	58,993,997
Symrise AG	786,549	31,991,817

		$165,968,368
Specialty Stores - 1.1%
Industria de Diseno Textil S.A.	264,329	$32,762,408

Telecommunications - Wireless - 0.4%
MTN Group Ltd.	661,150	$11,989,370

Telephone Services - 1.1%
China Unicom (Hong Kong) Ltd.	24,414,000	$33,247,983

Tobacco - 2.2%
Japan Tobacco, Inc.	2,003,000	$67,840,869
Total Common Stocks (Identified Cost, $2,571,193,255)		$3,045,332,260

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	34,422,630	$34,422,630

Collateral for Securities Loaned - 3.0%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)	94,180,705	$94,180,705
Total Investments (Identified Cost, $2,699,796,590)		$3,173,935,595

Other Assets, Less Liabilities - (2.5)%		(77,912,691)
Net Assets - 100.0%		$3,096,022,904

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,665,373,960)	$3,139,512,965
Underlying affiliated funds, at cost and value	34,422,630
Total investments, at value, including $95,478,463 of securities on loan (identified cost, $2,699,796,590)	$3,173,935,595
Foreign currency, at value (identified cost, $1,940,346)	1,944,454
Receivables for
Investments sold	18,779,378
Fund shares sold	11,861,800
Interest and dividends	7,712,507
Other assets	9,586
Total assets	$3,214,243,320
Liabilities
Payables for
Investments purchased	$18,974,537
Fund shares reacquired	2,668,756
Collateral for securities loaned, at value (c)	94,180,705
Payable to affiliates
Investment adviser	137,927
Shareholder servicing costs	1,457,446
Distribution and service fees	4,759
Payable for independent Trustees’ compensation	3,189
Deferred country tax expense payable	470,084
Accrued expenses and other liabilities	323,013
Total liabilities	$118,220,416
Net assets	$3,096,022,904
Net assets consist of
Paid-in capital	$2,601,041,123
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $470,084 deferred country tax)	473,445,548
Accumulated net realized gain (loss) on investments and foreign currency	449,142
Undistributed net investment income	21,087,091
Net assets	$3,096,022,904
Shares of beneficial interest outstanding	114,544,383

17

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$306,764,507	11,684,825	$26.25
Class B	13,157,378	529,754	24.84
Class C	36,202,041	1,488,322	24.32
Class I	1,071,717,181	37,097,432	28.89
Class R1	841,388	35,008	24.03
Class R2	22,879,964	942,337	24.28
Class R3	51,599,263	1,980,460	26.05
Class R4	214,829,506	8,194,083	26.22
Class R5	1,378,031,676	52,592,162	26.20

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.85 [100 / 94.25 x $26.25]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.
(c)	Non-cash collateral is not included.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Year ended 5/31/13

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$59,680,585
Interest	915,771
Dividends from underlying affiliated funds	39,599
Foreign taxes withheld	(5,602,523)
Total investment income	$55,033,432
Expenses
Management fee	$20,451,891
Distribution and service fees	1,308,773
Shareholder servicing costs	3,500,640
Administrative services fee	337,422
Independent Trustees’ compensation	42,597
Custodian fee	675,574
Shareholder communications	104,068
Audit and tax fees	76,556
Legal fees	28,161
Miscellaneous	412,010
Total expenses	$26,937,692
Fees paid indirectly	(456)
Reduction of expenses by investment adviser and/or distributor	(13,734)
Net expenses	$26,923,502
Net investment income	$28,109,930
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $1,243,083 country tax)	$35,315,071
Foreign currency	(489,401)
Net realized gain (loss) on investments and foreign currency	$34,825,670
Change in unrealized appreciation (depreciation)
Investments	$420,705,403
Translation (net of $128,621 decrease in deferred country tax) of assets and liabilities in foreign currencies	(173,193)
Net unrealized gain (loss) on investments and foreign currency translation	$420,532,210
Net realized and unrealized gain (loss) on investments and foreign currency	$455,357,880
Change in net assets from operations	$483,467,810

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 5/31
	2013	2012
Change in net assets
From operations
Net investment income	$28,109,930	$22,376,025
Net realized gain (loss) on investments and foreign currency	34,825,670	86,075,319
Net unrealized gain (loss) on investments and foreign currency translation	420,532,210	(415,268,484)
Change in net assets from operations	$483,467,810	$(306,817,140)
Distributions declared to shareholders
From net investment income	$(26,800,048)	$(19,146,186)
From net realized gain on investments	(8,610,028)	—
Total distributions declared to shareholders	$(35,410,076)	$(19,146,186)
Change in net assets from fund share transactions	$648,718,041	$351,520,137
Total change in net assets	$1,096,775,775	$25,556,811
Net assets
At beginning of period	1,999,247,129	1,973,690,318
At end of period (including undistributed net investment income of $21,087,091 and $21,491,337, respectively)	$3,096,022,904	$1,999,247,129

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$21.66	$25.60	$19.23	$17.30	$26.73
Income (loss) from investment operations
Net investment income (d)	$0.22	$0.21	$0.21	$0.20	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	4.69	(3.96)	6.35	1.91	(8.97)
Total from investment operations	$4.91	$(3.75)	$6.56	$2.11	$(8.78)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.19)	$(0.19)	$(0.18)	$(0.21)
From net realized gain on investments	(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$(0.32)	$(0.19)	$(0.19)	$(0.18)	$(0.65)
Net asset value, end of period (x)	$26.25	$21.66	$25.60	$19.23	$17.30
Total return (%) (r)(s)(t)(x)	22.76	(14.60)	34.20	12.12	(32.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	1.32	1.33	1.40	1.54
Expenses after expense reductions (f)	1.32	1.32	1.33	1.40	1.54
Net investment income	0.88	0.92	0.92	1.00	1.08
Portfolio turnover	32	39	58	45	81
Net assets at end of period (000 omitted)	$306,765	$215,037	$282,410	$274,384	$214,115

See Notes to Financial Statements

21

Financial Highlights – continued

Class B	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$20.50	$24.22	$18.20	$16.36	$25.35
Income (loss) from investment operations
Net investment income (d)	$0.00 (w)	$0.03	$0.05	$0.04	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	4.48	(3.73)	5.99	1.80	(8.48)
Total from investment operations	$4.48	$(3.70)	$6.04	$1.84	$(8.44)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.02)	$(0.02)	$—	$(0.11)
From net realized gain on investments	(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$(0.14)	$(0.02)	$(0.02)	$—	$(0.55)
Net asset value, end of period (x)	$24.84	$20.50	$24.22	$18.20	$16.36
Total return (%) (r)(s)(t)(x)	21.91	(15.26)	33.17	11.26	(33.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	2.07	2.08	2.15	2.20
Expenses after expense reductions (f)	2.07	2.07	2.08	2.15	2.20
Net investment income	0.02	0.14	0.25	0.21	0.21
Portfolio turnover	32	39	58	45	81
Net assets at end of period (000 omitted)	$13,157	$12,830	$17,387	$15,153	$16,363

Class C	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$20.09	$23.77	$17.90	$16.14	$25.05
Income (loss) from investment operations
Net investment income (d)	$0.02	$0.03	$0.07	$0.06	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	4.36	(3.66)	5.87	1.77	(8.39)
Total from investment operations	$4.38	$(3.63)	$5.94	$1.83	$(8.34)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.05)	$(0.07)	$(0.07)	$(0.13)
From net realized gain on investments	(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$(0.15)	$(0.05)	$(0.07)	$(0.07)	$(0.57)
Net asset value, end of period (x)	$24.32	$20.09	$23.77	$17.90	$16.14
Total return (%) (r)(s)(t)(x)	21.86	(15.26)	33.22	11.28	(33.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	2.07	2.08	2.15	2.21
Expenses after expense reductions (f)	2.07	2.07	2.08	2.15	2.21
Net investment income	0.07	0.16	0.31	0.31	0.31
Portfolio turnover	32	39	58	45	81
Net assets at end of period (000 omitted)	$36,202	$31,432	$40,549	$29,539	$22,107

See Notes to Financial Statements

22

Financial Highlights – continued

Class I	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$23.79	$28.12	$21.10	$18.96	$29.17
Income (loss) from investment operations
Net investment income (d)	$0.31	$0.32	$0.33	$0.28	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	5.17	(4.38)	6.93	2.09	(9.84)
Total from investment operations	$5.48	$(4.06)	$7.26	$2.37	$(9.52)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.27)	$(0.24)	$(0.23)	$(0.25)
From net realized gain on investments	(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$(0.38)	$(0.27)	$(0.24)	$(0.23)	$(0.69)
Net asset value, end of period (x)	$28.89	$23.79	$28.12	$21.10	$18.96
Total return (%) (r)(s)(x)	23.12	(14.40)	34.52	12.42	(32.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	1.07	1.08	1.15	1.21
Expenses after expense reductions (f)	1.07	1.07	1.08	1.15	1.21
Net investment income	1.15	1.27	1.32	1.28	1.64
Portfolio turnover	32	39	58	45	81
Net assets at end of period (000 omitted)	$1,071,717	$1,508,177	$1,357,929	$899,052	$739,374

Class R1	Years ended 5/31
	2013	2012	2011	2010	2009 (i)
Net asset value, beginning of period	$19.90	$23.73	$17.91	$16.21	$18.71
Income (loss) from investment operations
Net investment income (d)	$0.02	$0.13	$0.08	$0.05	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	4.32	(3.76)	5.85	1.79	(1.91	)(g)
Total from investment operations	$4.34	$(3.63)	$5.93	$1.84	$(1.81)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.20)	$(0.11)	$(0.14)	$(0.25)
From net realized gain on investments	(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$(0.21)	$(0.20)	$(0.11)	$(0.14)	$(0.69)
Net asset value, end of period (x)	$24.03	$19.90	$23.73	$17.91	$16.21
Total return (%) (r)(s)(x)	21.88	(15.28)	33.18	11.28	(9.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	2.08	2.07	2.15	2.29	(a)
Expenses after expense reductions (f)	2.07	2.08	2.07	2.15	2.29	(a)
Net investment income	0.11	0.61	0.37	0.29	1.03	(a)
Portfolio turnover	32	39	58	45	81
Net assets at end of period (000 omitted)	$841	$537	$197	$108	$91

See Notes to Financial Statements

23

Financial Highlights – continued

Class R2	Years ended 5/31
	2013	2012	2011	2010	2009 (i)
Net asset value, beginning of period	$20.08	$23.86	$17.98	$16.27	$18.71
Income (loss) from investment operations
Net investment income (d)	$0.15	$0.20	$0.29	$0.19	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	4.34	(3.75)	5.79	1.75	(1.89	)(g)
Total from investment operations	$4.49	$(3.55)	$6.08	$1.94	$(1.75)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.23)	$(0.20)	$(0.23)	$(0.25)
From net realized gain on investments	(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$(0.29)	$(0.23)	$(0.20)	$(0.23)	$(0.69)
Net asset value, end of period (x)	$24.28	$20.08	$23.86	$17.98	$16.27
Total return (%) (r)(s)(x)	22.47	(14.84)	33.89	11.80	(8.94	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	1.58	1.57	1.65	1.79	(a)
Expenses after expense reductions (f)	1.57	1.58	1.57	1.65	1.79	(a)
Net investment income	0.66	0.93	1.31	1.02	1.53	(a)
Portfolio turnover	32	39	58	45	81
Net assets at end of period (000 omitted)	$22,880	$11,521	$6,297	$1,491	$92

Class R3	Years ended 5/31
	2013	2012	2011	2010	2009 (i)
Net asset value, beginning of period	$21.51	$25.48	$19.15	$17.26	$19.77
Income (loss) from investment operations
Net investment income (d)	$0.26	$0.24	$0.24	$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	4.62	(3.97)	6.30	1.87	(2.06	)(g)
Total from investment operations	$4.88	$(3.73)	$6.54	$2.11	$(1.82)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.24)	$(0.21)	$(0.22)	$(0.25)
From net realized gain on investments	(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$(0.34)	$(0.24)	$(0.21)	$(0.22)	$(0.69)
Net asset value, end of period (x)	$26.05	$21.51	$25.48	$19.15	$17.26
Total return (%) (r)(s)(x)	22.77	(14.61)	34.23	12.12	(8.82	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	1.33	1.33	1.40	1.53	(a)
Expenses after expense reductions (f)	1.32	1.33	1.33	1.40	1.53	(a)
Net investment income	1.05	1.06	1.07	1.20	2.46	(a)
Portfolio turnover	32	39	58	45	81
Net assets at end of period (000 omitted)	$51,599	$16,606	$9,455	$7,016	$3,240

See Notes to Financial Statements

24

Financial Highlights – continued

Class R4	Years ended 5/31
	2013	2012	2011	2010	2009 (i)
Net asset value, beginning of period	$21.62	$25.59	$19.22	$17.29	$19.77
Income (loss) from investment operations
Net investment income (d)	$0.26	$0.36	$0.32	$0.42	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	4.72	(4.06)	6.29	1.74	(2.05	)(g)
Total from investment operations	$4.98	$(3.70)	$6.61	$2.16	$(1.79)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.27)	$(0.24)	$(0.23)	$(0.25)
From net realized gain on investments	(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$(0.38)	$(0.27)	$(0.24)	$(0.23)	$(0.69)
Net asset value, end of period (x)	$26.22	$21.62	$25.59	$19.22	$17.29
Total return (%) (r)(s)(x)	23.12	(14.42)	34.51	12.40	(8.66	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	1.07	1.08	1.15	1.29	(a)
Expenses after expense reductions (f)	1.07	1.07	1.08	1.15	1.29	(a)
Net investment income	1.06	1.59	1.37	2.07	2.64	(a)
Portfolio turnover	32	39	58	45	81
Net assets at end of period (000 omitted)	$214,830	$203,007	$115,489	$40,781	$5,018

Class R5 (y)	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$21.59	$25.57	$19.21	$17.30	$26.72
Income (loss) from investment operations
Net investment income (d)	$0.31	$0.22	$0.52	$0.25	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	4.69	(3.94)	6.07	1.88	(9.06)
Total from investment operations	$5.00	$(3.72)	$6.59	$2.13	$(8.73)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.26)	$(0.23)	$(0.22)	$(0.25)
From net realized gain on investments	(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$(0.39)	$(0.26)	$(0.23)	$(0.22)	$(0.69)
Net asset value, end of period (x)	$26.20	$21.59	$25.57	$19.21	$17.30
Total return (%) (r)(s)(x)	23.25	(14.50)	34.39	12.25	(32.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	1.17	1.17	1.25	1.35
Expenses after expense reductions (f)	0.98	1.17	1.17	1.25	1.35
Net investment income	1.23	0.95	2.23	1.25	2.04
Portfolio turnover	32	39	58	45	81
Net assets at end of period (000 omitted)	$1,378,032	$100	$143,976	$25,338	$13,782

See Notes to Financial Statements

25

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(w)	Per share amount was less than $0.01.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS International Growth Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period the fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In January 2013, the FASB issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope,

27

Notes to Financial Statements – continued

Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The

28

Notes to Financial Statements – continued

adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$—	$562,026,021	$—	$562,026,021
France	—	444,567,646	—	444,567,646
Japan	—	314,910,941	—	314,910,941
Switzerland	—	282,241,720	—	282,241,720
Germany	—	267,645,835	—	267,645,835
Brazil	128,912,837	—	—	128,912,837
Hong Kong	37,211,998	81,130,166	—	118,342,164
Canada	111,803,515	—	—	111,803,515
United States	90,217,692	—	—	90,217,692
Other Countries	232,106,964	492,556,925	—	724,663,889
Mutual Funds	128,603,335	—	—	128,603,335
Total Investments	$728,856,341	$2,445,079,254	$—	$3,173,935,595

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $709,778,374 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $86,081,734 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2

29

Notes to Financial Statements – continued

occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2013, the value of securities loaned was $95,478,463. These loans were collateralized by cash of $94,180,705 and U.S. Treasury obligations of $7,781,819.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

30

Notes to Financial Statements – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	5/31/13	5/31/12
Ordinary income (including any short-term capital gains)	$26,800,048	$19,146,186
Long-term capital gains	8,610,028	—
Total distributions	$35,410,076	$19,146,186

31

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13
Cost of investments	$2,720,778,517
Gross appreciation	542,895,776
Gross depreciation	(89,738,698)
Net unrealized appreciation (depreciation)	$453,157,078
Undistributed ordinary income	21,563,193
Undistributed long-term capital gain	21,431,069
Other temporary differences	(1,169,559)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Year ended 5/31/13	Year ended 5/31/12	Year ended 5/31/13	Year ended 5/31/12
Class A	$2,386,822	$1,925,738	$926,438	$—
Class B	32,152	15,613	53,052	—
Class C	93,663	80,161	131,498	—
Class I	7,725,290	13,333,103	2,413,108	—
Class R1	4,211	4,213	3,091	—
Class R2	164,405	95,970	71,850	—
Class R3	351,864	153,195	126,740	—
Class R4	2,198,779	1,275,917	689,033	—
Class R5 (formerly Class W)	13,842,862	2,262,276	4,195,218	—
Total	$26,800,048	$19,146,186	$8,610,028	$—

On May 30, 2012, Class W shares were redesignated Class R5. See Note 5 for additional information.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

32

Notes to Financial Statements – continued

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through May 31, 2013, this management fee reduction amounted to $2,696, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2013 was equivalent to an annual effective rate of 0.82% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $206,108 for the year ended May 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$648,599
Class B	0.75%	0.25%	1.00%	1.00%	136,947
Class C	0.75%	0.25%	1.00%	1.00%	339,115
Class R1	0.75%	0.25%	1.00%	1.00%	7,567
Class R2	0.25%	0.25%	0.50%	0.50%	90,702
Class R3	—	0.25%	0.25%	0.25%	85,843
Total Distribution and Service Fees					$1,308,773

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2013 based on each class’s average daily net assets. Effective January 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS seed money. For the period January 1, 2013 through May 31, 2013, this rebate amounted to $3,624, $24, and $23 for Class A, Class B, and Class C, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a

33

Notes to Financial Statements – continued

CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2013, were as follows:

Amount
Class A	$2,041
Class B	19,309
Class C	3,320

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended May 31, 2013, the fee was $209,023, which equated to 0.0084% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the year ended May 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,795,645.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2013, these costs for the fund amounted to $1,495,972 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended May 31, 2013 was equivalent to an annual effective rate of 0.0135% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $87 and is included in independent Trustees’ compensation for the

34

Notes to Financial Statements – continued

year ended May 31, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,165 at May 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $17,617 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $7,367, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $1,394,989,682 and $777,150,660, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 5/31/13		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,405,444	$110,218,617	3,099,642	$71,438,788
Class B	67,739	1,555,040	139,235	3,043,934
Class C	264,879	6,145,708	352,684	7,527,904
Class I	19,125,995	531,070,910	19,991,217	504,214,816
Class R1	16,747	370,065	33,278	690,592
Class R2	616,966	13,851,456	436,200	9,438,149
Class R3	1,577,724	38,531,136	645,935	14,798,008
Class R4	2,422,591	60,286,924	6,555,147	156,034,065
Class R5 (formerly Class W)	53,867,540	1,198,898,358	5,139,201	112,210,467
	82,365,625	$1,960,928,214	36,392,539	$879,396,723

35

Notes to Financial Statements – continued

	Year ended 5/31/13		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	115,884	$2,866,984	79,185	$1,634,374
Class B	3,455	81,177	740	14,510
Class C	7,142	164,272	2,873	55,226
Class I	325,641	8,854,083	540,336	12,238,579
Class R1	306	6,966	221	4,213
Class R2	9,351	214,223	4,386	84,037
Class R3	19,495	478,604	7,473	153,195
Class R4	95,376	2,353,891	44,764	921,705
Class R5 (formerly Class W)	731,767	18,038,080	107,687	2,215,132
	1,308,417	$33,058,280	787,665	$17,320,971

Shares reacquired
Class A	(2,765,848)	$(68,050,300)	(4,281,049)	$(97,799,484)
Class B	(167,191)	(3,930,893)	(232,027)	(4,986,982)
Class C	(348,195)	(7,852,068)	(496,784)	(10,415,729)
Class I	(45,759,702)	(1,110,456,069)	(5,418,386)	(135,309,114)
Class R1	(9,000)	(210,013)	(14,864)	(306,330)
Class R2	(257,790)	(5,864,208)	(130,720)	(2,771,072)
Class R3	(388,769)	(9,615,899)	(252,540)	(5,828,688)
Class R4	(3,712,765)	(90,596,039)	(1,724,096)	(38,608,520)
Class R5 (formerly Class W)	(2,011,775)	(48,692,964)	(10,873,283)	(249,171,638)
	(55,421,035)	$(1,345,268,453)	(23,423,749)	$(545,197,557)

Net change
Class A	1,755,480	$45,035,301	(1,102,222)	$(24,726,322)
Class B	(95,997)	(2,294,676)	(92,052)	(1,928,538)
Class C	(76,174)	(1,542,088)	(141,227)	(2,832,599)
Class I	(26,308,066)	(570,531,076)	15,113,167	381,144,281
Class R1	8,053	167,018	18,635	388,475
Class R2	368,527	8,201,471	309,866	6,751,114
Class R3	1,208,450	29,393,841	400,868	9,122,515
Class R4	(1,194,798)	(27,955,224)	4,875,815	118,347,250
Class R5 (formerly Class W)	52,587,532	1,168,243,474	(5,626,395)	(134,746,039)
	28,253,007	$648,718,041	13,756,455	$351,520,137
On June 8, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation

36

Notes to Financial Statements – continued

Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 27%, 6%, 4%, 3% and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2013, the fund’s commitment fee and interest expense were $13,842 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

37

Notes to Financial Statements – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,463,466	640,266,504	(628,307,340)	34,422,630

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$39,599	$34,422,630

38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and Shareholders of MFS International Growth Fund:

We have audited the accompanying statement of assets and liabilities of MFS International Growth Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Growth Fund at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 17, 2013

39

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 71)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 58)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)

40

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Michael Hegarty (age 68)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director
John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A
J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 72)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 48)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until 2008)	N/A
Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Kino Clark (k) (age 45)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

41

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (until 2008)	N/A
Brian E. Langenfeld (k) (age 40)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 63)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

42

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A
Mark N. Polebaum (k) (age 61)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 69)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 53)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

43

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
111 Huntington Avenue	1 Lincoln Street
Boston, MA 02199-7618	Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
111 Huntington Avenue	200 Clarendon Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Managers
David Antonelli
Kevin Dwan

44

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2013 income tax forms in January 2014. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $10,376,000 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $50,084,675. The fund intends to pass through foreign tax credits of $5,335,846 for the fiscal year.

45

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

46

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

47

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

May 31, 2013

MFS® INTERNATIONAL VALUE FUND

FGI-ANN

MFS® INTERNATIONAL VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings
KDDI Corp.	3.9%
Groupe Danone	3.6%
GlaxoSmithKline PLC	3.3%
Roche Holding AG	2.8%
Kao Corp.	2.7%
HSBC Holdings PLC	2.5%
Nestle S.A.	2.5%
Royal Dutch Shell PLC, “A”	2.4%
Japan Tobacco, Inc.	2.3%
Reckitt Benckiser Group PLC	2.2%

Equity sectors
Consumer Staples	20.6%
Financial Services	18.4%
Health Care	11.6%
Utilities & Communications	9.1%
Technology	8.4%
Special Products & Services	7.1%
Industrial Goods & Services	4.6%
Energy	4.5%
Leisure	3.2%
Basic Materials	2.4%
Retailing	1.7%
Transportation	1.7%
Autos & Housing	1.4%

Issuer country weightings (i)(x)
Japan	26.2%
United Kingdom	25.7%
Switzerland	12.2%
Germany	8.5%
France	6.1%
United States	5.3%
Netherlands	4.0%
Sweden	1.9%
Spain	1.6%
Other Countries	8.5%

Currency exposure weightings (i)(y)
British Pound Sterling	25.7%
Euro	23.5%
Japanese Yen	22.0%
Swiss Franc	12.2%
United States Dollar	8.8%
Swedish Krona	1.9%
Taiwan Dollar	1.4%
Danish Krone	1.3%
Norwegian Krone	1.2%
Other Currencies	2.0%

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended May 31, 2013, Class A shares of the MFS International Value Fund (“fund”) provided a total return of 28.92%, at net asset value. This compares with a return of 34.82% for the fund’s benchmark, the MSCI EAFE Value Index.

Market Environment

In the months prior to the beginning of the period, the market was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions.

By the beginning of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the middle of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the calendar year, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, year-end fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline. A last minute political agreement averted the worst-case scenario and markets gravitated towards risk assets again, though the implementation of the U.S. budget sequester, combined with the uncertainty surrounding the Italian election results, inserted a greater degree of caution as the reporting period ended.

During the first few months of 2013, market sentiment improved markedly, as global macroeconomic indicators improved and fears of fiscal austerity in the U.S. waned. By the end of the period, however, global growth dynamics looked to be weakening again, though markets were generally unfazed, continuing their risk-on path, especially in light of continued easing by global central banks and the Bank of Japan in particular.

Detractors from Performance

An underweight allocation to the financial services sector was a primary detractor from performance relative to the MSCI EAFE Value Index. Within this sector, not holding shares of global banking group BNP Paribas (France), financial solution provider Allianz (Germany), and financial services firm Barclays (United Kingdom) hindered relative results as all three stocks turned in strong performance over the period.

Within the consumer staples sector, the fund’s overweight position detracted from relative performance. Holdings of food and beverage producer Danone  (b) (France) and tobacco distributor British American Tobacco (b) (United Kingdom) held back relative performance as both stocks underperformed the benchmark.

4

Management Review – continued

Stock selection in the leisure sector also weakened relative results. However, there were no individual stocks within this sector that were among the fund’s top relative detractors for the period.

Elsewhere, holdings of drug manufacturer Kobayashi Pharmaceuticals  (b) (Japan), convenience store chain Lawson (b) (Japan), and mobile telecommunications provider NTT DoCoMo (Japan) detracted from relative returns as all three stocks underperformed the benchmark over the reporting period. Shares of Kobayashi Pharmaceuticals lagged the index as the company reported a sharp decline in sales, driven by decreased demand for the company’s heat-relief products and anti-inflammatory agents. Kobayashi’s defensive nature in a strong Japan equity market was another factor that negatively impacted the stock’s performance. An underweight allocation to strong-performing French pharmaceutical company Sanofi (h) also hindered relative results.

During the reporting period, the fund’s relative currency exposure, resulting primarily from differences between the fund’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, weakened relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

The fund’s cash and/or cash equivalents position during the period also held back relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when markets rose, as measured by the fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Contributors to Performance

The combination of favorable stock selection and an underweight position in the basic materials sector was a primary factor that aided relative performance. However, there were no individual stocks within this sector that were among the fund’s top relative contributors for the reporting period.

Strong stock selection in the special products & services sector also benefited relative returns. Within this sector, holdings of strong-performing information technology solution provider Amadeus IT Holding SA  (b) (Spain) bolstered relative performance.

Stock selection and an underweight allocation to the utilities & communications boosted relative results. Here, an overweight position in telecommunications company KDDI (Japan) was a positive factor that contributed to relative performance. Shares of KDDI appreciated as the company reported strong earnings during the latter part of the period and raised guidance for the following fiscal year.

Stocks in other sectors that benefited relative performance included securities brokerage firm Daiwa Securities (Japan), Swiss pharmaceutical and diagnostic company Roche Holding Ltd. (b), healthcare products maker Bayer (Germany), Dutch brewer Heineken (b) (Netherlands), financial services group DnB NOR (Norway), and wiring devices and cable systems manufacturer Legrand (b) (France). Shares of Roche Holding rose, in part, due to strong sales momentum in the pharmaceutical division, which was driven by newly launched products and continued success with its top-selling cancer

5

Management Review – continued

drugs: Herceptin, Avastin, and MabThera. An underweight allocation to global energy and petrochemicals company Royal Dutch Shell (Netherlands), which underperformed the benchmark, also aided relative returns.

Respectfully,

Benjamin Stone	Barnaby Wiener
Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.
(h)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

6

PERFORMANCE SUMMARY THROUGH 5/31/13

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

7

Performance Summary – continued

Total Returns through 5/31/13

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	10/24/95	28.92%	3.12%	11.07%	N/A
B	10/24/95	27.95%	2.37%	10.32%	N/A
C	7/01/96	27.98%	2.37%	10.33%	N/A
I	1/02/97	29.22%	3.40%	11.43%	N/A
R1	10/01/08	27.93%	N/A	N/A	8.32%
R2	10/01/08	28.61%	N/A	N/A	8.85%
R3	10/01/08	28.90%	N/A	N/A	9.13%
R4	10/01/08	29.24%	N/A	N/A	9.39%
R5	5/01/06	29.35%	3.35%	N/A	4.84%
Comparative benchmark
MSCI EAFE Value Index (f)		34.82%	(1.52)%	9.02%	N/A
Average annual with sales charge
A With Initial Sales Charge (5.75%)		21.51%	1.90%	10.41%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		23.95%	2.00%	10.32%	N/A
C With CDSC (1% for 12 months) (x)		26.98%	2.37%	10.33%	N/A

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements, please see Note 3 in the Notes to Financial Statements.

(f)	Source: FactSet Research Systems, Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

8

Performance Summary – continued

Benchmark Definition

MSCI EAFE Value Index – a market capitalization-weighted index that is designed to measure equity market performance for value securities in the developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

9

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2012 through May 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2012 through May 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Expenses Paid During Period (p) 12/01/12-5/31/13
A	Actual	1.15%	$1,000.00	$1,133.80	$6.12
	Hypothetical (h)	1.15%	$1,000.00	$1,019.20	$5.79
B	Actual	1.90%	$1,000.00	$1,129.78	$10.09
	Hypothetical (h)	1.90%	$1,000.00	$1,015.46	$9.55
C	Actual	1.90%	$1,000.00	$1,129.88	$10.09
	Hypothetical (h)	1.90%	$1,000.00	$1,015.46	$9.55
I	Actual	0.90%	$1,000.00	$1,135.06	$4.79
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
R1	Actual	1.90%	$1,000.00	$1,129.70	$10.09
	Hypothetical (h)	1.90%	$1,000.00	$1,015.46	$9.55
R2	Actual	1.40%	$1,000.00	$1,132.32	$7.44
	Hypothetical (h)	1.40%	$1,000.00	$1,017.95	$7.04
R3	Actual	1.15%	$1,000.00	$1,133.45	$6.12
	Hypothetical (h)	1.15%	$1,000.00	$1,019.20	$5.79
R4	Actual	0.90%	$1,000.00	$1,135.23	$4.79
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
R5	Actual	0.82%	$1,000.00	$1,135.79	$4.37
	Hypothetical (h)	0.82%	$1,000.00	$1,020.84	$4.13

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

11

PORTFOLIO OF INVESTMENTS

5/31/13

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 94.7%
Issuer	Shares/Par	Value ($)
Aerospace - 1.1%
Cobham PLC	26,863,847	$116,215,141

Alcoholic Beverages - 2.2%
Heineken N.V.	3,279,880	$227,472,371

Automotive - 0.7%
USS Co. Ltd.	613,600	$70,879,976

Broadcasting - 1.6%
Fuji Television Network, Inc.	48,372	$89,042,364
Nippon Television Holdings, Inc.	4,904,800	74,865,129

		$163,907,493
Brokerage & Asset Managers - 1.6%
Computershare Ltd.	5,693,587	$60,455,117
Daiwa Securities Group, Inc.	8,847,000	72,820,493
IG Group Holdings PLC	3,688,085	32,296,665

		$165,572,275
Business Services - 7.1%
Amadeus IT Holding S.A.	5,534,785	$168,734,799
Brenntag AG	472,865	72,082,902
Bunzl PLC	7,265,072	141,321,306
Compass Group PLC	16,556,696	217,299,909
Nomura Research, Inc.	4,634,900	133,859,770

		$733,298,686
Chemicals - 1.2%
Givaudan S.A.	99,886	$128,222,999

Computer Software - 0.7%
OBIC Co. Ltd.	301,080	$73,730,995

Computer Software - Systems - 1.9%
Canon, Inc.	3,682,400	$126,745,440
Nintendo Co. Ltd.	429,800	42,387,367
Venture Corp. Ltd.	5,103,500	29,556,248

		$198,689,055

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 0.7%
Geberit AG	300,671	$74,825,979

Consumer Products - 7.5%
Henkel KGaA, IPS	2,373,961	$229,847,466
Kao Corp.	9,083,900	282,147,752
KOSE Corp.	1,531,100	36,962,558
Reckitt Benckiser Group PLC	3,231,747	230,568,388

		$779,526,164
Containers - 0.4%
Brambles Ltd.	4,763,561	$41,440,433

Electrical Equipment - 1.8%
Legrand S.A. (l)	2,672,762	$130,731,734
Spectris PLC	1,834,066	57,601,106

		$188,332,840
Electronics - 3.1%
ASM International N.V.	845,668	$29,905,490
Halma PLC	9,113,734	71,338,331
Hirose Electric Co. Ltd.	602,820	77,828,389
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,788,212	145,328,036

		$324,400,246
Energy - Independent - 0.5%
Cairn Energy PLC (a)	13,292,727	$54,593,905

Energy - Integrated - 4.0%
BP PLC	23,116,134	$165,461,301
Royal Dutch Shell PLC, “A”	7,441,364	247,127,964

		$412,589,265
Food & Beverages - 6.4%
Groupe Danone	5,070,691	$372,481,867
ITO EN Ltd.	1,144,000	25,335,006
Nestle S.A.	3,967,623	261,811,030

		$659,627,903
Food & Drug Stores - 1.2%
Lawson, Inc.	1,714,700	$124,463,011

Insurance - 6.5%
Amlin PLC	4,902,621	$30,753,871
Catlin Group Ltd.	4,999,027	38,084,564

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Delta Lloyd N.V.	3,061,630	$59,669,900
Euler Hermes	348,601	33,805,343
Hiscox Ltd.	7,824,381	65,796,012
ING Groep N.V. (a)	9,345,122	87,371,162
Jardine Lloyd Thompson Group PLC	3,276,370	44,111,174
Sony Financial Holdings, Inc.	5,042,700	73,474,227
Swiss Re Ltd.	1,524,145	111,807,117
Zurich Insurance Group AG	478,119	126,411,947

		$671,285,317
Leisure & Toys - 0.3%
Sankyo Co. Ltd.	619,300	$27,249,170

Machinery & Tools - 1.7%
Glory Ltd.	1,620,400	$40,866,791
Neopost S.A.	1,394,053	92,385,928
Schindler Holding AG	306,013	44,476,542

		$177,729,261
Major Banks - 3.7%
Bank of Ireland (a)	92,155,890	$22,159,221
HSBC Holdings PLC	23,975,371	262,625,381
Sumitomo Mitsui Financial Group, Inc.	2,610,800	102,194,416

		$386,979,018
Medical & Health Technology & Services - 0.6%
Kobayashi Pharmaceutical Co. Ltd.	1,345,400	$64,181,137

Medical Equipment - 0.5%
Nihon Kohden Corp.	1,264,300	$45,367,475

Network & Telecom - 2.7%
Ericsson, Inc., “B”	16,624,294	$194,434,252
Nokia Oyj (a)(l)	24,601,082	84,478,597

		$278,912,849
Other Banks & Diversified Financials - 4.3%
Chiba Bank Ltd.	5,520,000	$34,280,014
DnB NOR A.S.A.	8,030,407	129,315,182
Hachijuni Bank Ltd.	5,416,000	27,784,713
Joyo Bank Ltd.	7,789,000	38,682,709
Julius Baer Group Ltd.	1,308,552	51,269,115
Jyske Bank A.S. (a)	540,955	21,405,486
North Pacific Bank Ltd.	8,113,900	26,672,244

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Sydbank A.S. (a)	875,067	$19,535,760
UniCredit S.p.A.	15,381,142	86,966,559
Unione di Banche Italiane S.c.p.A.	2,894,685	12,733,639

		$448,645,421
Pharmaceuticals - 10.5%
Bayer AG	1,979,105	$212,891,262
GlaxoSmithKline PLC	13,140,875	340,615,022
Novartis AG	2,437,540	174,663,716
Roche Holding AG	1,174,709	290,670,357
Santen Pharmaceutical Co. Ltd.	1,719,500	68,435,101

		$1,087,275,458
Printing & Publishing - 1.3%
Pearson PLC	5,758,240	$107,316,312
United Business Media Ltd.	2,813,027	30,701,536

		$138,017,848
Real Estate - 2.3%
Deutsche Wohnen AG	5,600,603	$103,820,820
GSW Immobilien AG	1,973,073	76,889,635
TAG Immobilien AG	5,080,050	58,421,905

		$239,132,360
Specialty Chemicals - 0.8%
Symrise AG	1,937,176	$78,792,013

Specialty Stores - 0.5%
Esprit Holdings Ltd.	34,406,021	$52,388,116

Telecommunications - Wireless - 6.9%
KDDI Corp.	9,038,094	$408,472,328
NTT DoCoMo, Inc.	74,014	109,333,189
Vodafone Group PLC	67,243,391	194,868,467

		$712,673,984
Telephone Services - 2.2%
China Unicom (Hong Kong) Ltd.	17,294,000	$23,551,676
Deutsche Telekom AG	4,299,680	49,144,270
Royal KPN N.V.	3,382,065	6,453,085
TDC A.S.	11,538,155	89,968,407
Telecom Italia S.p.A.	101,545,953	62,740,851

		$231,858,289

15

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Common Stocks - continued
Tobacco - 4.5%
British American Tobacco PLC		3,972,228	$218,159,580
Japan Tobacco, Inc.		7,158,300	242,448,974

			$460,608,554
Trucking - 1.7%
Yamato Holdings Co. Ltd.		9,434,500	$173,284,780
Total Common Stocks (Identified Cost, $8,299,791,335)			$9,812,169,787

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.3%
JPY Currency - December 2013 @ $0.01	JPY	10,021,986,224	$8,218,029
JPY Currency - January 2014 @ $0.01		9,107,954,777	4,517,546
JPY Currency - April 2014 @ $0.001		59,056,133,104	19,842,861
Total Put Options Purchased (Premiums Paid, $12,252,407)			$32,578,436

Call Options Purchased - 0.1%
EUR Currency - December 2013 @ JPY 125 (Premiums Paid, $1,745,101)	EUR	80,393,923	$7,318,259

Issuer	Shares/Par
Money Market Funds - 5.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)		521,655,427	$521,655,427

Collateral for Securities Loaned - 1.4%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)		139,843,158	$139,843,158
Total Investments (Identified Cost, $8,975,287,428)			$10,513,565,067

Other Assets, Less Liabilities - (1.5)%			(151,158,596)
Net Assets - 100.0%			$10,362,406,471

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

16

Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $8,453,632,001)	$9,991,909,640
Underlying affiliated funds, at cost and value	521,655,427
Total investments, at value, including $131,043,864 of securities on loan (identified cost, $8,975,287,428)	$10,513,565,067
Foreign currency, at value (identified cost, $4,043,098)	4,048,597
Receivables for
Fund shares sold	58,942,540
Interest and dividends	52,746,370
Other assets	27,860
Total assets	$10,629,330,434
Liabilities
Payables for
Investments purchased	$114,656,736
Fund shares reacquired	7,904,106
Collateral for securities loaned, at value	139,843,158
Payable to affiliates
Investment adviser	417,478
Shareholder servicing costs	3,039,034
Distribution and service fees	64,986
Payable for independent Trustees’ compensation	1,546
Accrued expenses and other liabilities	996,919
Total liabilities	$266,923,963
Net assets	$10,362,406,471
Net assets consist of
Paid-in capital	$8,646,816,827
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,536,775,520
Accumulated net realized gain (loss) on investments and foreign currency	8,037,928
Undistributed net investment income	170,776,196
Net assets	$10,362,406,471
Shares of beneficial interest outstanding	338,483,715

18

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,962,849,007	98,294,577	$30.14
Class B	39,272,290	1,361,283	28.85
Class C	199,006,786	7,156,910	27.81
Class I	4,611,464,331	146,710,399	31.43
Class R1	3,515,604	125,090	28.10
Class R2	265,544,691	9,339,534	28.43
Class R3	294,138,731	9,799,982	30.01
Class R4	492,660,276	16,301,353	30.22
Class R5	1,493,954,755	49,394,587	30.25

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $31.98 [100 / 94.25 x $30.14]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Year ended 5/31/13

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$267,864,375
Interest	2,649,476
Dividends from underlying affiliated funds	555,712
Foreign taxes withheld	(19,404,899)
Total investment income	$251,664,664
Expenses
Management fee	$55,908,092
Distribution and service fees	9,267,098
Shareholder servicing costs	6,593,368
Administrative services fee	537,895
Independent Trustees’ compensation	80,155
Custodian fee	1,091,429
Shareholder communications	514,506
Audit and tax fees	77,976
Legal fees	83,506
Miscellaneous	1,423,838
Total expenses	$75,577,863
Fees paid indirectly	(297)
Reduction of expenses by investment adviser and/or distributor	(32,411)
Net expenses	$75,545,155
Net investment income	$176,119,509
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$126,471,220
Foreign currency	(3,121,542)
Net realized gain (loss) on investments and foreign currency	$123,349,678
Change in unrealized appreciation (depreciation)
Investments	$1,541,250,362
Translation of assets and liabilities in foreign currencies	(1,781,453)
Net unrealized gain (loss) on investments and foreign currency translation	$1,539,468,909
Net realized and unrealized gain (loss) on investments and foreign currency	$1,662,818,587
Change in net assets from operations	$1,838,938,096

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 5/31
	2013	2012
Change in net assets
From operations
Net investment income	$176,119,509	$112,960,139
Net realized gain (loss) on investments and foreign currency	123,349,678	5,026,912
Net unrealized gain (loss) on investments and foreign currency translation	1,539,468,909	(467,116,305)
Change in net assets from operations	$1,838,938,096	$(349,129,254)
Distributions declared to shareholders
From net investment income	$(130,000,546)	$(58,620,503)
Change in net assets from fund share transactions	$3,882,639,434	$1,745,234,017
Total change in net assets	$5,591,576,984	$1,337,484,260
Net assets
At beginning of period	4,770,829,487	3,433,345,227
At end of period (including undistributed net investment income of $170,776,196 and $102,937,035, respectively)	$10,362,406,471	$4,770,829,487

See Notes to Financial Statements

21

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$23.78	$26.57	$20.75	$19.35	$30.23
Income (loss) from investment operations
Net investment income (d)	$0.57	$0.67	$0.44	$0.42	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	6.25	(3.11)	5.66	1.19	(9.27)
Total from investment operations	$6.82	$(2.44)	$6.10	$1.61	$(8.81)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.35)	$(0.28)	$(0.21)	$(0.55)
From net realized gain on investments	—	—	—	—	(1.52)
Total distributions declared to shareholders	$(0.46)	$(0.35)	$(0.28)	$(0.21)	$(2.07)
Net asset value, end of period (x)	$30.14	$23.78	$26.57	$20.75	$19.35
Total return (%) (r)(s)(t)(x)	28.92	(9.15)	29.51	8.21	(28.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	1.23	1.28	1.35	1.48
Expenses after expense reductions (f)	1.14	1.23	1.28	1.35	1.48
Net investment income	2.09	2.73	1.85	1.88	2.32
Portfolio turnover	12	15	24	25	52
Net assets at end of period (000 omitted)	$2,962,849	$1,699,622	$1,462,263	$1,308,449	$542,453

See Notes to Financial Statements

22

Financial Highlights – continued

Class B	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$22.79	$25.50	$19.90	$18.54	$29.09
Income (loss) from investment operations
Net investment income (d)	$0.33	$0.45	$0.24	$0.17	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	6.01	(2.96)	5.44	1.19	(8.75)
Total from investment operations	$6.34	$(2.51)	$5.68	$1.36	$(8.60)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.20)	$(0.08)	$—	$(0.43)
From net realized gain on investments	—	—	—	—	(1.52)
Total distributions declared to shareholders	$(0.28)	$(0.20)	$(0.08)	$—	$(1.95)
Net asset value, end of period (x)	$28.85	$22.79	$25.50	$19.90	$18.54
Total return (%) (r)(s)(t)(x)	27.95	(9.82)	28.60	7.34	(29.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	1.98	2.03	2.10	2.16
Expenses after expense reductions (f)	1.89	1.98	2.03	2.10	2.16
Net investment income	1.25	1.89	1.07	0.80	0.72
Portfolio turnover	12	15	24	25	52
Net assets at end of period (000 omitted)	$39,272	$29,232	$28,686	$21,961	$22,952

Class C	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$22.01	$24.64	$19.28	$18.01	$28.39
Income (loss) from investment operations
Net investment income (d)	$0.38	$0.43	$0.24	$0.19	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	5.74	(2.86)	5.26	1.14	(8.58)
Total from investment operations	$6.12	$(2.43)	$5.50	$1.33	$(8.40)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.20)	$(0.14)	$(0.06)	$(0.46)
From net realized gain on investments	—	—	—	—	(1.52)
Total distributions declared to shareholders	$(0.32)	$(0.20)	$(0.14)	$(0.06)	$(1.98)
Net asset value, end of period (x)	$27.81	$22.01	$24.64	$19.28	$18.01
Total return (%) (r)(s)(t)(x)	27.98	(9.82)	28.60	7.37	(29.44)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	1.98	2.03	2.10	2.16
Expenses after expense reductions (f)	1.89	1.98	2.03	2.10	2.16
Net investment income	1.49	1.89	1.08	0.95	0.92
Portfolio turnover	12	15	24	25	52
Net assets at end of period (000 omitted)	$199,007	$92,451	$92,921	$66,124	$49,093

See Notes to Financial Statements

23

Financial Highlights – continued

Class I	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$24.77	$27.66	$21.56	$20.07	$31.20
Income (loss) from investment operations
Net investment income (d)	$0.75	$0.81	$0.53	$0.44	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	6.42	(3.29)	5.88	1.28	(9.51)
Total from investment operations	$7.17	$(2.48)	$6.41	$1.72	$(9.02)
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.41)	$(0.31)	$(0.23)	$(0.59)
From net realized gain on investments	—	—	—	—	(1.52)
Total distributions declared to shareholders	$(0.51)	$(0.41)	$(0.31)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$31.43	$24.77	$27.66	$21.56	$20.07
Total return (%) (r)(s)(x)	29.22	(8.90)	29.89	8.46	(28.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	0.98	1.03	1.10	1.16
Expenses after expense reductions (f)	0.89	0.98	1.03	1.10	1.16
Net investment income	2.59	3.16	2.13	1.91	2.29
Portfolio turnover	12	15	24	25	52
Net assets at end of period (000 omitted)	$4,611,464	$2,348,278	$1,339,067	$830,162	$668,802

Class R1	Years ended 5/31
	2013	2012	2011	2010	2009 (i)
Net asset value, beginning of period	$22.27	$25.05	$19.61	$18.37	$22.52
Income (loss) from investment operations
Net investment income (d)	$0.38	$0.76	$0.32	$0.17	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	5.80	(3.22)	5.27	1.19	(2.21	)(g)
Total from investment operations	$6.18	$(2.46)	$5.59	$1.36	$(2.04)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.32)	$(0.15)	$(0.12)	$(0.59)
From net realized gain on investments	—	—	—	—	(1.52)
Total distributions declared to shareholders	$(0.35)	$(0.32)	$(0.15)	$(0.12)	$(2.11)
Net asset value, end of period (x)	$28.10	$22.27	$25.05	$19.61	$18.37
Total return (%) (r)(s)(x)	27.93	(9.77)	28.55	7.35	(8.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	1.97	2.03	2.10	2.21	(a)
Expenses after expense reductions (f)	1.89	1.97	2.03	2.10	2.21	(a)
Net investment income	1.47	3.26	1.40	0.84	1.52	(a)
Portfolio turnover	12	15	24	25	52
Net assets at end of period (000 omitted)	$3,516	$1,454	$256	$98	$91

See Notes to Financial Statements

24

Financial Highlights – continued

Class R2	Years ended 5/31
	2013	2012	2011	2010	2009 (i)
Net asset value, beginning of period	$22.46	$25.13	$19.67	$18.42	$22.52
Income (loss) from investment operations
Net investment income (d)	$0.46	$0.58	$0.38	$0.40	$0.79
Net realized and unrealized gain (loss) on investments and foreign currency	5.92	(2.95)	5.34	1.08	(2.78	)(g)
Total from investment operations	$6.38	$(2.37)	$5.72	$1.48	$(1.99)
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.30)	$(0.26)	$(0.23)	$(0.59)
From net realized gain on investments	—	—	—	—	(1.52)
Total distributions declared to shareholders	$(0.41)	$(0.30)	$(0.26)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$28.43	$22.46	$25.13	$19.67	$18.42
Total return (%) (r)(s)(x)	28.61	(9.38)	29.22	7.91	(8.61	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	1.48	1.53	1.62	1.71	(a)
Expenses after expense reductions (f)	1.39	1.48	1.53	1.61	1.71	(a)
Net investment income	1.77	2.46	1.69	1.85	6.93	(a)
Portfolio turnover	12	15	24	25	52
Net assets at end of period (000 omitted)	$265,545	$191,405	$190,555	$111,399	$7,828

Class R3	Years ended 5/31
	2013	2012	2011	2010	2009 (i)
Net asset value, beginning of period	$23.68	$26.50	$20.70	$19.32	$23.46
Income (loss) from investment operations
Net investment income (d)	$0.59	$0.69	$0.56	$0.48	$0.61
Net realized and unrealized gain (loss) on investments and foreign currency	6.20	(3.12)	5.52	1.13	(2.64	)(g)
Total from investment operations	$6.79	$(2.43)	$6.08	$1.61	$(2.03)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.39)	$(0.28)	$(0.23)	$(0.59)
From net realized gain on investments	—	—	—	—	(1.52)
Total distributions declared to shareholders	$(0.46)	$(0.39)	$(0.28)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$30.01	$23.68	$26.50	$20.70	$19.32
Total return (%) (r)(s)(x)	28.90	(9.14)	29.52	8.21	(8.42	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	1.23	1.28	1.36	1.46	(a)
Expenses after expense reductions (f)	1.14	1.23	1.28	1.36	1.45	(a)
Net investment income	2.15	2.80	2.32	2.15	5.26	(a)
Portfolio turnover	12	15	24	25	52
Net assets at end of period (000 omitted)	$294,139	$171,798	$109,906	$46,546	$6,327

See Notes to Financial Statements

25

Financial Highlights – continued

Class R4	Years ended 5/31
	2013	2012	2011	2010	2009 (i)
Net asset value, beginning of period	$23.83	$26.63	$20.77	$19.35	$23.46
Income (loss) from investment operations
Net investment income (d)	$0.67	$0.79	$0.52	$0.48	$0.90
Net realized and unrealized gain (loss) on investments and foreign currency	6.23	(3.18)	5.65	1.17	(2.90	)(g)
Total from investment operations	$6.90	$(2.39)	$6.17	$1.65	$(2.00)
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.41)	$(0.31)	$(0.23)	$(0.59)
From net realized gain on investments	—	—	—	—	(1.52)
Total distributions declared to shareholders	$(0.51)	$(0.41)	$(0.31)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$30.22	$23.83	$26.63	$20.77	$19.35
Total return (%) (r)(s)(x)	29.24	(8.91)	29.87	8.42	(8.29	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	0.98	1.03	1.10	1.21	(a)
Expenses after expense reductions (f)	0.89	0.98	1.03	1.10	1.21	(a)
Net investment income	2.42	3.19	2.14	2.15	7.60	(a)
Portfolio turnover	12	15	24	25	52
Net assets at end of period (000 omitted)	$492,660	$236,489	$107,858	$68,408	$22,269

Class R5 (y)	Years ended 5/31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$23.84	$26.63	$20.78	$19.37	$30.23
Income (loss) from investment operations
Net investment income (d)	$0.66	$0.74	$0.47	$0.47	$0.65
Net realized and unrealized gain (loss) on investments and foreign currency	6.27	(3.14)	5.68	1.16	(9.40)
Total from investment operations	$6.93	$(2.40)	$6.15	$1.63	$(8.75)
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.39)	$(0.30)	$(0.22)	$(0.59)
From net realized gain on investments	—	—	—	—	(1.52)
Total distributions declared to shareholders	$(0.52)	$(0.39)	$(0.30)	$(0.22)	$(2.11)
Net asset value, end of period (x)	$30.25	$23.84	$26.63	$20.78	$19.37
Total return (%) (r)(s)(x)	29.35	(8.95)	29.74	8.34	(28.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	1.07	1.13	1.21	1.29
Expenses after expense reductions (f)	0.82	1.07	1.13	1.21	1.29
Net investment income	2.38	3.00	1.96	2.10	3.64
Portfolio turnover	12	15	24	25	52
Net assets at end of period (000 omitted)	$1,493,955	$100	$101,834	$67,770	$20,807

See Notes to Financial Statements

26

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2008, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS International Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In January 2013, the FASB issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013.

28

Notes to Financial Statements – continued

ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is

29

Notes to Financial Statements – continued

principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$2,713,795,518	$—	$2,713,795,518
United Kingdom	—	2,666,855,935	—	2,666,855,935
Switzerland	—	1,264,158,802	—	1,264,158,802
Germany	—	881,890,273	—	881,890,273
France	33,805,343	595,599,529	—	629,404,872
Netherlands	—	410,872,008	—	410,872,008
Sweden	—	194,434,252	—	194,434,252
Spain	—	168,734,799	—	168,734,799
Italy	—	162,441,049	—	162,441,049
Other Countries	281,522,102	438,060,177	—	719,582,279
Purchased Currency Options	—	39,896,695	—	39,896,695
Mutual Funds	661,498,585	—	—	661,498,585
Total Investments	$976,826,030	$9,536,739,037	$—	$10,513,565,067

30

Notes to Financial Statements – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,077,541,206 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $63,361,591 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 5/31/12	$0
Realized gain (loss)	(4,220,622)
Change in unrealized appreciation (depreciation)	4,220,622
Disposition of worthless securities	0
Balance as of 5/31/13	$—

The net change in unrealized appreciation from investments held as level 3 at May 31, 2013 is $0.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

31

Notes to Financial Statements – continued

The derivative instruments used by the fund were purchased options and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Purchased Currency Options	$39,896,695

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended May 31, 2013 as reported in the Statement of Operations:

Risk	Foreign Currency	Investments (Purchased Options)
Foreign Exchange	$(1,797,443)	$14,465,139

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended May 31, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$31,895,192

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

32

Notes to Financial Statements – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio

33

Notes to Financial Statements – continued

of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

34

Notes to Financial Statements – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment company adjustments, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	5/31/13	5/31/12
Ordinary income (including any short-term capital gains)	$130,000,546	$58,620,503

35

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

5/31/13
Cost of investments	$9,008,963,047
Gross appreciation	1,667,489,003
Gross depreciation	(162,886,983)
Net unrealized appreciation (depreciation)	$1,504,602,020
Undistributed ordinary income	173,944,088
Undistributed long-term capital gain	41,713,547
Other temporary differences	(4,670,011)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 5/31/13	Year ended 5/31/12
Class A	$40,736,976	$21,388,030
Class B	366,815	234,678
Class C	1,682,511	773,479
Class I	50,702,204	27,579,617
Class R1	33,915	5,198
Class R2	3,790,838	2,007,776
Class R3	3,534,453	2,383,615
Class R4	6,879,374	2,551,385
Class R5 (formerly Class W)	22,273,460	1,696,725
Total	$130,000,546	$58,620,503

On May 30, 2012, Class W shares were redesignated Class R5. See Note 5 for additional information.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

36

Notes to Financial Statements – continued

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through May 31, 2013, this management fee reduction amounted to $9,217, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2013 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Effective August 1, 2013, the investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $10 billion to $15 billion; 0.55% of average daily net assets in excess of $15 billion to $20 billion; and 0.50% of average daily net assets in excess of $20 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,087,757 for the year ended May 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$5,822,584
Class B	0.75%	0.25%	1.00%	1.00%	349,654
Class C	0.75%	0.25%	1.00%	1.00%	1,352,819
Class R1	0.75%	0.25%	1.00%	1.00%	23,868
Class R2	0.25%	0.25%	0.50%	0.50%	1,174,804
Class R3	—	0.25%	0.25%	0.25%	543,369
Total Distribution and Service Fees					$9,267,098

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2013 based on each class’s average daily net assets. Effective January 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS seed money. For the period January 1, 2013 through May 31, 2013, this rebate amounted to $1,036, $4, and $53 for Class A, Class B, and Class C, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

37

Notes to Financial Statements – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2013, were as follows:

Amount
Class A	$7,156
Class B	48,847
Class C	19,058

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended May 31, 2013, the fee was $608,125, which equated to 0.0080% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the year ended May 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,985,243.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended May 31, 2013 was equivalent to an annual effective rate of 0.0071% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $41 and is included in independent Trustees’ compensation for the year ended May 31, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,380 at May 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

38

Notes to Financial Statements – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $50,694 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $22,101, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, aggregated $4,527,025,048 and $845,335,397, respectively.
(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 5/31/13		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	52,194,397	$1,432,773,674	35,804,771	$881,556,613
Class B	350,376	9,165,553	427,472	10,147,280
Class C	3,818,314	98,702,844	1,325,478	30,332,493
Class I	108,969,906	3,083,741,951	55,473,879	1,410,667,754
Class R1	81,389	2,088,164	60,593	1,392,878
Class R2	5,522,832	141,896,229	5,102,617	119,161,715
Class R3	5,642,748	156,228,423	4,643,044	113,817,809
Class R4	9,923,126	271,876,879	7,612,415	191,530,120
Class R5 (formerly Class W)	51,094,966	1,267,202,817	2,357,101	57,731,458
	237,598,054	$6,463,676,534	112,807,370	$2,816,338,120

39

Notes to Financial Statements – continued

	Year ended 5/31/13		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,429,758	$38,360,400	817,540	$18,811,585
Class B	13,394	345,172	9,670	213,992
Class C	51,573	1,280,547	26,751	571,659
Class I	1,054,684	29,467,885	802,037	19,200,765
Class R1	1,351	33,915	240	5,198
Class R2	145,269	3,679,655	90,437	1,967,911
Class R3	132,326	3,534,426	104,043	2,383,615
Class R4	219,999	5,911,361	98,616	2,271,129
Class R5 (formerly Class W)	828,626	22,273,460	67,898	1,564,360
	3,876,980	$104,886,821	2,017,232	$46,990,214

Shares reacquired
Class A	(26,792,709)	$(743,395,889)	(20,195,540)	$(497,212,338)
Class B	(285,241)	(7,490,905)	(279,480)	(6,596,096)
Class C	(913,257)	(22,993,670)	(923,414)	(21,015,201)
Class I	(58,131,562)	(1,525,331,431)	(9,874,007)	(252,086,234)
Class R1	(22,938)	(583,903)	(5,751)	(135,398)
Class R2	(4,849,017)	(125,732,750)	(4,255,358)	(99,027,895)
Class R3	(3,230,033)	(85,969,220)	(1,639,649)	(39,740,027)
Class R4	(3,764,731)	(105,774,384)	(1,837,850)	(45,653,823)
Class R5 (formerly Class W)	(2,533,200)	(68,651,769)	(6,244,903)	(156,627,305)
	(100,522,688)	$(2,685,923,921)	(45,255,952)	$(1,118,094,317)

Net change
Class A	26,831,446	$727,738,185	16,426,771	$403,155,860
Class B	78,529	2,019,820	157,662	3,765,176
Class C	2,956,630	76,989,721	428,815	9,888,951
Class I	51,893,028	1,587,878,405	46,401,909	1,177,782,285
Class R1	59,802	1,538,176	55,082	1,262,678
Class R2	819,084	19,843,134	937,696	22,101,731
Class R3	2,545,041	73,793,629	3,107,438	76,461,397
Class R4	6,378,394	172,013,856	5,873,181	148,147,426
Class R5 (formerly Class W)	49,390,392	1,220,824,508	(3,819,904)	(97,331,487)
	140,952,346	$3,882,639,434	69,568,650	$1,745,234,017

On June 8, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation

40

Notes to Financial Statements – continued

Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 8%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2013, the fund’s commitment fee and interest expense were $40,096 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	211,440,470	2,775,092,390	(2,464,877,433)	521,655,427

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$555,712	$521,655,427

41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and Shareholders of

MFS International Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS International Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Value Fund at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 17, 2013

42

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 71)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 58)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)

43

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Michael Hegarty (age 68)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director
John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A
J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 72)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 48)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until 2008)	N/A
Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Kino Clark (k) (age 45)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

44

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (until 2008)	N/A
Brian E. Langenfeld (k) (age 40)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 63)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

45

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A
Mark N. Polebaum (k) (age 61)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 69)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 53)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

46

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
111 Huntington Avenue	1 Lincoln Street
Boston, MA 02199-7618	Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
111 Huntington Avenue	200 Clarendon Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Managers
Benjamin Stone
Barnaby Wiener

47

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2013 income tax forms in January 2014. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $6,522,908 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $243,711,256. The fund intends to pass through foreign tax credits of $13,959,251 for the fiscal year.

48

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

49

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

50

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

May 31, 2013

MFS® ASSET ALLOCATION FUNDS

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

AAF-ANN

MFS® ASSET ALLOCATION FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Conservative Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	16.9%
MFS Limited Maturity Fund	10.1%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Research Fund	6.1%
MFS Growth Fund	6.1%
MFS Value Fund	6.1%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.9%
MFS Mid Cap Growth Fund	4.1%
MFS Mid Cap Value Fund	4.1%
MFS Research International Fund	3.9%
MFS Emerging Markets Debt Fund	2.9%
MFS Absolute Return Fund	2.0%
MFS International Growth Fund	2.0%
MFS International Value Fund	1.9%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS Global Real Estate Fund	1.0%
Cash & Other Net Assets (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Moderate Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	12.0%
MFS Government Securities Fund	10.0%
MFS Research Fund	8.1%
MFS Growth Fund	8.1%
MFS Value Fund	8.1%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Research International Fund	5.9%
MFS High Income Fund	5.0%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Global Bond Fund	4.9%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS International Value Fund	2.9%
MFS Global Real Estate Fund	1.9%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Absolute Return Fund	1.0%
MFS International New Discovery Fund	1.0%
Cash & Other Net Assets (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Growth Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.1%
MFS Growth Fund	11.0%
MFS Mid Cap Growth Fund	9.1%
MFS Mid Cap Value Fund	9.1%
MFS Research Fund	8.1%
MFS Research International Fund	6.9%
MFS High Income Fund	5.0%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS International Growth Fund	4.9%
MFS International Value Fund	4.9%
MFS Commodity Strategy Fund	4.0%
MFS Global Bond Fund	4.0%
MFS Research Bond Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	2.9%
MFS New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Absolute Return Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Other Net Assets (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	13.1%
MFS Growth Fund	13.1%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	10.1%
MFS Research Fund	9.1%
MFS International Growth Fund	7.9%
MFS International Value Fund	7.8%
MFS Research International Fund	7.8%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.7%
MFS International New Discovery Fund	4.0%
MFS New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.6%
MFS Emerging Markets Equity Fund	1.9%
Cash & Other Net Assets	0.1%

Portfolio actual allocation

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Market Environment

In the months prior to the beginning of the period, the market was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions.

By the beginning of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the middle of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the calendar year, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, year-end fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline. A last minute political agreement averted the worst-case scenario and markets gravitated towards risk assets again, though the implementation of the U.S. budget sequester, combined with the uncertainty surrounding the Italian election results, inserted a greater degree of caution as the reporting period ended.

During the first few months of 2013, market sentiment improved markedly, as global macroeconomic indicators improved and fears of fiscal austerity in the U.S. waned. By the end of the period, however, global growth dynamics looked to be weakening again, though markets were generally unfazed, continuing their risk-on path, especially in light of continued easing by global central banks and the Bank of Japan in particular.

MFS Conservative Allocation Fund

Summary of Results

For the twelve months ended May 31, 2013, Class A shares of the MFS Conservative Allocation Fund (“fund”) provided a total return of 11.36%, at net asset value. This compares with a return of 0.91% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Conservative Allocation Fund Blended Index (“Blended Index”), generated a return of 10.44%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Contributors to Performance

During a period in which the equity market outperformed bonds, the fund’s significant allocation to the equity segment was a positive factor for absolute performance. Within the equity segment, the fund’s investments in the MFS Mid Cap Value Fund and MFS Value Fund were primary contributors to relative performance as both funds outperformed the broader U.S. equity market as represented in the Blended Index. Within the bond segment, the fund’s investments in the MFS High Income Fund, MFS Research Bond Fund, and MFS Emerging Markets Debt Fund contributed to performance during the reporting period.

Detractors from Performance

During the reporting period, bond markets underperformed equities as interest rates rose and equity markets appreciated. Despite positive performance from the bond market over the period, the fund’s investments within this segment, particularly the MFS Inflation-Adjusted Bond Fund, which invests primarily in investment grade inflation-adjusted debt instruments, detracted from performance relative to the Blended Index. The fund’s investments in the MFS Government Securities Fund also held back relative returns as this fund underperformed the benchmark used to represent the bond market within the Blended Index. Within the equity segment, the fund’s investments in the MFS International Growth Fund, MFS Research International Fund, and MFS Growth Fund dampened performance relative to their respective benchmarks represented in the Blended Index.

MFS Moderate Allocation Fund

Summary of Results

For the twelve months ended May 31, 2013, Class A shares of the MFS Moderate Allocation Fund (“fund”) provided a total return of 16.40%, at net asset value. This compares with a return of 27.28% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Moderate Allocation Fund Blended Index (“Blended Index”), generated a return of 15.67%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Management Review – continued

Detractors from Performance

During the reporting period, bond markets underperformed equities as interest rates rose and equity markets appreciated. Despite positive performance from the bond market over the period, the fund’s investments within this segment, particularly the MFS Inflation-Adjusted Bond Fund, which invests primarily in investment grade inflation-adjusted debt instruments, detracted from performance relative to the Blended Index. Within the equity segment, the fund’s investments in the MFS International Growth Fund, MFS Research International Fund, and MFS Growth Fund dampened performance relative to their respective benchmarks represented in the Blended Index. In addition, the fund’s investments in the MFS Commodity Strategy Fund weighed on performance as commodities turned in poor performance for the period.

Contributors to Performance

During a period in which the equity market outperformed bonds, the fund’s significant allocation to the equity segment was a positive factor for absolute performance. Within the equity segment, the fund’s investment in the MFS Mid Cap Value Fund and MFS Value Fund were primary contributors to performance relative to the Blended Index as both funds outperformed their respective segment of the domestic equity market. Within the bond segment, the fund’s investments in the MFS High Income Fund, MFS Research Bond Fund, and MFS Emerging Markets Debt Fund were primary contributors to performance during the reporting period. In addition, the fund’s investment in the MFS Global Real Estate Fund supported positive performance as the U.S. and foreign real estate markets appreciated during the reporting period.

MFS Growth Allocation Fund

Summary of Results

For the twelve months ended May 31, 2013, Class A shares of the MFS Growth Allocation Fund (“fund”) provided a total return of 21.44%, at net asset value. This compares with a return of 27.28% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Growth Allocation Fund Blended Index (“Blended Index”), generated a return of 21.20%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

During the reporting period, the fund’s allocation to the international equity segment dampened relative performance. Within the equity segment, the fund’s investments in the MFS International Growth Fund, MFS Research International Fund, and MFS Growth Fund dampened performance relative to their respective benchmarks represented in the Blended Index. The fund’s investments in the MFS Commodity Strategy Fund also hampered relative returns as commodities turned in poor performance for the period.

Contributors to Performance

During a period in which the equity market outperformed bonds, the fund’s allocation to the domestic equity segment was a positive factor for absolute performance. Within the domestic equity segment, the fund’s investments in the MFS Mid Cap Value Fund and MFS Value Fund aided relative performance as both funds outperformed their respective segment of the domestic equity market. Within the bond segment, the fund’s investments in the MFS High Income Fund and MFS Emerging Markets Debt Fund contributed to relative performance. The fund’s investments in the MFS Global Real Estate Fund contributed to positive performance as the U.S. and foreign real estate markets appreciated during the reporting period.

MFS Aggressive Growth Allocation Fund

Summary of Results

For the twelve months ended May 31, 2013, Class A shares of the MFS Aggressive Growth Allocation Fund (“fund”) provided a total return of 25.99%, at net asset value. This compares with a return of 27.28% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (“Blended Index”), generated a return of 27.36%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

The fund’s allocation to the international equity markets hindered relative performance as this segment underperformed the benchmark used to represent international equities within the Blended Index. Within the equity segment, the fund’s investments in the MFS International Growth Fund, MFS Growth Fund, MFS Research Fund, and MFS Emerging Markets Equity Fund weakened performance relative to their respective benchmarks represented in the Blended Index. The fund’s investments in the MFS Commodity Strategy Fund also hurt relative returns as commodities turned in weak performance for the period.

Management Review – continued

Contributors to Performance

During the reporting period, the fund’s investments in the MFS Mid Cap Value Fund and MFS Value Fund aided relative performance as both funds outperformed the domestic equity benchmark represented in the Blended Index. In addition, the fund’s investments in the MFS Global Real Estate Fund supported positive performance as the U.S. and foreign real estate markets appreciated during the reporting period.

Respectfully,

Joseph Flaherty

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/13

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS Conservative Allocation Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 5/31/13

Without sales charge

Share Class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	6/28/02	11.36%	6.04%	6.31%	N/A
B	6/28/02	10.51%	5.26%	5.58%	N/A
C	6/28/02	10.54%	5.26%	5.57%	N/A
I	6/28/02	11.70%	6.31%	6.63%	N/A
R1	4/01/05	10.55%	5.25%	N/A	5.37%
R2	10/31/03	11.04%	5.78%	N/A	5.97%
R3	4/01/05	11.45%	6.04%	N/A	6.16%
R4	4/01/05	11.79%	6.34%	N/A	6.45%
529A	7/31/02	11.27%	5.94%	6.13%	N/A
529B	7/31/02	10.49%	5.16%	5.40%	N/A
529C	7/31/02	10.49%	5.17%	5.40%	N/A

Comparative benchmarks
Barclays U.S. Aggregate Bond Index (f)		0.91%	5.50%	4.66%	N/A
MFS Conservative Allocation Fund Blended Index (f)(w)		10.44%	5.24%	5.97%	N/A
Dow Jones-UBS Commodity Index (f)		1.84%	(9.18)%	2.63%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (f)		25.07%	2.55%	11.57%	N/A
MSCI EAFE Index (f)		32.21%	(1.13)%	8.81%	N/A
Standard & Poor’s 500 Stock Index (f)		27.28%	5.43%	7.58%	N/A

Performance Summary – continued

With sales charge
Share class	1-yr	5-yr	10-yr	Life (t)
A With Initial Sales Charge (5.75%)	4.95%	4.79%	5.68%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)	6.51%	4.93%	5.58%	N/A
C With CDSC (1% for 12 months) (x)	9.54%	5.26%	5.57%	N/A
529A With Initial Sales Charge (5.75%)	4.87%	4.69%	5.50%	N/A
529B With CDSC (Declining over six years from 4% to 0%) (x)	6.49%	4.83%	5.40%	N/A
529C With CDSC (1% for 12 months) (x)	9.49%	5.17%	5.40%	N/A

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(w)	MFS Conservative Allocation Fund Blended Index is at a point in time and allocations during the period can change. As of May 31, 2013, the blended index was comprised of 62% Barclays U.S. Aggregate Bond Index, 28% Standard & Poor’s 500 Stock Index, 8% MSCI EAFE Index, 1% Dow Jones-UBS Commodity Index, and 1% FTSE EPRA/NAREIT Developed Real Estate Index.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS Moderate Allocation Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 5/31/13

Without sales charge
Share Class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	6/28/02	16.40%	5.51%	7.15%	N/A
B	6/28/02	15.51%	4.74%	6.41%	N/A
C	6/28/02	15.49%	4.75%	6.41%	N/A
I	6/28/02	16.72%	5.81%	7.48%	N/A
R1	4/01/05	15.59%	4.75%	N/A	5.57%
R2	10/31/03	16.10%	5.27%	N/A	6.54%
R3	4/01/05	16.43%	5.53%	N/A	6.36%
R4	4/01/05	16.69%	5.80%	N/A	6.63%
529A	7/31/02	16.41%	5.44%	6.97%	N/A
529B	7/31/02	15.50%	4.66%	6.24%	N/A
529C	7/31/02	15.47%	4.65%	6.22%	N/A

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		27.28%	5.43%	7.58%	N/A
MFS Moderate Allocation Fund Blended Index (f)(w)		15.67%	4.84%	6.61%	N/A
Barclays U.S. Aggregate Bond Index (f)		0.91%	5.50%	4.66%	N/A
Dow Jones-UBS Commodity Index (f)		1.84%	(9.18)%	2.63%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (f)		25.07%	2.55%	11.57%	N/A
MSCI EAFE Index (f)		32.21%	(1.13)%	8.81%	N/A

Performance Summary – continued

With sales charge
Share Class	1-yr	5-yr	10-yr	Life (t)
A With Initial Sales Charge (5.75%)	9.70%	4.27%	6.52%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)	11.51%	4.41%	6.41%	N/A
C With CDSC (1% for 12 months) (x)	14.49%	4.75%	6.41%	N/A
529A With Initial Sales Charge (5.75%)	9.72%	4.20%	6.34%	N/A
529B With CDSC (Declining over six years from 4% to 0%) (x)	11.50%	4.33%	6.24%	N/A
529C With CDSC (1% for 12 months) (x)	14.47%	4.65%	6.22%	N/A

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for life periods. (See Notes to Performance Summary.)
(w)	MFS Moderate Allocation Fund Blended Index is at a point in time and allocations during the period can change. As of May 31, 2013 the blended index was comprised of 41% Barclays U.S. Aggregate Bond Index, 41% Standard & Poor’s 500 Stock Index, 13% MSCI EAFE Index, 3% Dow Jones-UBS Commodity Index, and 2% FTSE EPRA/NAREIT Developed Real Estate Index.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS Growth Allocation Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 5/31/13

Without sales charge

Share Class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	6/28/02	21.44%	4.64%	7.91%	N/A
B	6/28/02	20.56%	3.88%	7.16%	N/A
C	6/28/02	20.50%	3.87%	7.15%	N/A
I	6/28/02	21.70%	4.91%	8.24%	N/A
R1	4/01/05	20.51%	3.87%	N/A	5.61%
R2	10/31/03	21.20%	4.40%	N/A	6.92%
R3	4/01/05	21.45%	4.65%	N/A	6.38%
R4	4/01/05	21.63%	4.91%	N/A	6.68%
529A	7/31/02	21.37%	4.55%	7.72%	N/A
529B	7/31/02	20.44%	3.78%	6.98%	N/A
529C	7/31/02	20.51%	3.79%	6.99%	N/A

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		27.28%	5.43%	7.58%	N/A
MFS Growth Allocation Fund Blended Index (f)(w)		21.20%	4.12%	7.31%	N/A
Barclays U.S. Aggregate Bond Index (f)		0.91%	5.50%	4.66%	N/A
Dow Jones-UBS Commodity Index (f)		1.84%	(9.18)%	2.63%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (f)		25.07%	2.55%	11.57%	N/A
MSCI EAFE Index (f)		32.21%	(1.13)%	8.81%	N/A

Performance Summary – continued

With sales charge
Share Class	1-yr	5-yr	10-yr	Life (t)
A With Initial Sales Charge (5.75%)	14.45%	3.41%	7.27%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)	16.56%	3.53%	7.16%	N/A
C With CDSC (1% for 12 months) (x)	19.50%	3.87%	7.15%	N/A
529A With Initial Sales Charge (5.75%)	14.39%	3.32%	7.09%	N/A
529B With CDSC (Declining over six years from 4% to 0%) (x)	16.44%	3.43%	6.98%	N/A
529C With CDSC (1% for 12 months) (x)	19.51%	3.79%	6.99%	N/A

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(w)	MFS Growth Allocation Fund Blended Index is at a point in time and allocations during the period can change. As of May 31, 2013, the blended index was comprised of 52% Standard & Poor’s 500 Stock Index, 21% Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE Index, 4% Dow Jones-UBS Commodity Index, and 3% FTSE EPRA/NAREIT Developed Real Estate Index.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS Aggressive Growth Allocation Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 5/31/13

Without sales charge

Share Class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	6/28/02	25.99%	3.67%	8.01%	N/A
B	6/28/02	25.11%	2.92%	7.26%	N/A
C	6/28/02	25.05%	2.92%	7.26%	N/A
I	6/28/02	26.29%	3.95%	8.35%	N/A
R1	4/01/05	25.06%	2.92%	N/A	5.27%
R2	10/31/03	25.66%	3.43%	N/A	6.72%
R3	4/01/05	26.03%	3.69%	N/A	6.05%
R4	4/01/05	26.47%	3.97%	N/A	6.35%
529A	7/31/02	26.02%	3.61%	7.84%	N/A
529B	7/31/02	25.02%	2.83%	7.09%	N/A
529C	7/31/02	25.02%	2.84%	7.09%	N/A

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		27.28%	5.43%	7.58%	N/A
MFS Aggressive Growth Allocation Fund Blended Index (f)(w)		27.36%	3.45%	7.51%	N/A
Dow Jones-UBS Commodity Index (f)		1.84%	(9.18)%	2.63%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (f)		25.07%	2.55%	11.57%	N/A
MSCI EAFE (Europe, Australasia, Far East) Index (f)		32.21%	(1.13)%	8.81%	N/A

Performance Summary – continued

With sales charge
Share Class	1-yr	5-yr	10-yr	Life (t)
A With Initial Sales Charge (5.75%)	18.75%	2.45%	7.37%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)	21.11%	2.56%	7.26%	N/A
C With CDSC (1% for 12 months) (x)	24.05%	2.92%	7.26%	N/A
529A With Initial Sales Charge (5.75%)	18.77%	2.39%	7.21%	N/A
529B With CDSC (Declining over six years from 4% to 0%) (x)	21.02%	2.47%	7.09%	N/A
529C With CDSC (1% for 12 months) (x)	24.02%	2.84%	7.09%	N/A

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(w)	MFS Aggressive Growth Allocation Fund Blended Index is at a point in time and allocations during the period can change. As of May 31, 2013 the blended index was comprised of 60% Standard & Poor’s 500 Stock Index, 30% MSCI EAFE Index, 5% Dow Jones-UBS Commodity Index, and 5% FTSE EPRA/NAREIT Developed Real Estate Index.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

Benchmark Definitions

Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Dow Jones-UBS Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, December 1, 2012 through May 31, 2013

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2012 through May 31, 2013.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Expenses Paid During Period (p) 12/01/12-5/31/13
A	Actual	0.33%	$1,000.00	$1,046.31	$1.68
	Hypothetical (h)	0.33%	$1,000.00	$1,023.29	$1.66
B	Actual	1.08%	$1,000.00	$1,042.68	$5.50
	Hypothetical (h)	1.08%	$1,000.00	$1,019.55	$5.44
C	Actual	1.08%	$1,000.00	$1,042.46	$5.50
	Hypothetical (h)	1.08%	$1,000.00	$1,019.55	$5.44
I	Actual	0.08%	$1,000.00	$1,047.95	$0.41
	Hypothetical (h)	0.08%	$1,000.00	$1,024.53	$0.40
R1	Actual	1.08%	$1,000.00	$1,042.31	$5.50
	Hypothetical (h)	1.08%	$1,000.00	$1,019.55	$5.44
R2	Actual	0.58%	$1,000.00	$1,044.67	$2.96
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
R3	Actual	0.33%	$1,000.00	$1,046.68	$1.68
	Hypothetical (h)	0.33%	$1,000.00	$1,023.29	$1.66
R4	Actual	0.08%	$1,000.00	$1,048.30	$0.41
	Hypothetical (h)	0.08%	$1,000.00	$1,024.53	$0.40
529A	Actual	0.38%	$1,000.00	$1,046.27	$1.94
	Hypothetical (h)	0.38%	$1,000.00	$1,023.04	$1.92
529B	Actual	1.13%	$1,000.00	$1,042.18	$5.75
	Hypothetical (h)	1.13%	$1,000.00	$1,019.30	$5.69
529C	Actual	1.13%	$1,000.00	$1,041.75	$5.75
	Hypothetical (h)	1.13%	$1,000.00	$1,019.30	$5.69

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Expenses Paid During Period (p) 12/01/12-5/31/13
A	Actual	0.33%	$1,000.00	$1,075.00	$1.71
	Hypothetical (h)	0.33%	$1,000.00	$1,023.29	$1.66
B	Actual	1.08%	$1,000.00	$1,070.98	$5.58
	Hypothetical (h)	1.08%	$1,000.00	$1,019.55	$5.44
C	Actual	1.08%	$1,000.00	$1,070.89	$5.58
	Hypothetical (h)	1.08%	$1,000.00	$1,019.55	$5.44
I	Actual	0.08%	$1,000.00	$1,076.09	$0.41
	Hypothetical (h)	0.08%	$1,000.00	$1,024.53	$0.40
R1	Actual	1.08%	$1,000.00	$1,071.09	$5.58
	Hypothetical (h)	1.08%	$1,000.00	$1,019.55	$5.44
R2	Actual	0.58%	$1,000.00	$1,073.70	$3.00
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
R3	Actual	0.33%	$1,000.00	$1,074.80	$1.71
	Hypothetical (h)	0.33%	$1,000.00	$1,023.29	$1.66
R4	Actual	0.08%	$1,000.00	$1,076.34	$0.41
	Hypothetical (h)	0.08%	$1,000.00	$1,024.53	$0.40
529A	Actual	0.38%	$1,000.00	$1,075.04	$1.97
	Hypothetical (h)	0.38%	$1,000.00	$1,023.04	$1.92
529B	Actual	1.13%	$1,000.00	$1,071.29	$5.84
	Hypothetical (h)	1.13%	$1,000.00	$1,019.30	$5.69
529C	Actual	1.13%	$1,000.00	$1,070.44	$5.83
	Hypothetical (h)	1.13%	$1,000.00	$1,019.30	$5.69

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Expenses Paid During Period (p) 12/01/12-5/31/13
A	Actual	0.34%	$1,000.00	$1,102.94	$1.78
	Hypothetical (h)	0.34%	$1,000.00	$1,023.24	$1.72
B	Actual	1.09%	$1,000.00	$1,098.92	$5.70
	Hypothetical (h)	1.09%	$1,000.00	$1,019.50	$5.49
C	Actual	1.09%	$1,000.00	$1,098.67	$5.70
	Hypothetical (h)	1.09%	$1,000.00	$1,019.50	$5.49
I	Actual	0.09%	$1,000.00	$1,104.58	$0.47
	Hypothetical (h)	0.09%	$1,000.00	$1,024.48	$0.45
R1	Actual	1.09%	$1,000.00	$1,099.05	$5.70
	Hypothetical (h)	1.09%	$1,000.00	$1,019.50	$5.49
R2	Actual	0.59%	$1,000.00	$1,102.39	$3.09
	Hypothetical (h)	0.59%	$1,000.00	$1,021.99	$2.97
R3	Actual	0.34%	$1,000.00	$1,103.01	$1.78
	Hypothetical (h)	0.34%	$1,000.00	$1,023.24	$1.72
R4	Actual	0.09%	$1,000.00	$1,104.75	$0.47
	Hypothetical (h)	0.09%	$1,000.00	$1,024.48	$0.45
529A	Actual	0.38%	$1,000.00	$1,103.11	$1.99
	Hypothetical (h)	0.38%	$1,000.00	$1,023.04	$1.92
529B	Actual	1.13%	$1,000.00	$1,099.02	$5.91
	Hypothetical (h)	1.13%	$1,000.00	$1,019.30	$5.69
529C	Actual	1.14%	$1,000.00	$1,099.19	$5.97
	Hypothetical (h)	1.14%	$1,000.00	$1,019.25	$5.74

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Expenses Paid During Period (p) 12/01/12-5/31/13
A	Actual	0.37%	$1,000.00	$1,130.42	$1.97
	Hypothetical (h)	0.37%	$1,000.00	$1,023.09	$1.87
B	Actual	1.12%	$1,000.00	$1,127.22	$5.94
	Hypothetical (h)	1.12%	$1,000.00	$1,019.35	$5.64
C	Actual	1.12%	$1,000.00	$1,126.26	$5.94
	Hypothetical (h)	1.12%	$1,000.00	$1,019.35	$5.64
I	Actual	0.12%	$1,000.00	$1,132.52	$0.64
	Hypothetical (h)	0.12%	$1,000.00	$1,024.33	$0.61
R1	Actual	1.12%	$1,000.00	$1,126.76	$5.94
	Hypothetical (h)	1.12%	$1,000.00	$1,019.35	$5.64
R2	Actual	0.62%	$1,000.00	$1,129.73	$3.29
	Hypothetical (h)	0.62%	$1,000.00	$1,021.84	$3.13
R3	Actual	0.37%	$1,000.00	$1,131.36	$1.97
	Hypothetical (h)	0.37%	$1,000.00	$1,023.09	$1.87
R4	Actual	0.12%	$1,000.00	$1,132.69	$0.64
	Hypothetical (h)	0.12%	$1,000.00	$1,024.33	$0.61
529A	Actual	0.41%	$1,000.00	$1,130.70	$2.18
	Hypothetical (h)	0.41%	$1,000.00	$1,022.89	$2.07
529B	Actual	1.17%	$1,000.00	$1,126.03	$6.20
	Hypothetical (h)	1.17%	$1,000.00	$1,019.10	$5.89
529C	Actual	1.17%	$1,000.00	$1,126.88	$6.20
	Hypothetical (h)	1.17%	$1,000.00	$1,019.10	$5.89

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

5/31/13

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS CONSERVATIVE ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	4,977,526	$48,431,330
MFS Commodity Strategy Fund - Class R5 (v)	2,705,567	24,025,433
MFS Emerging Markets Debt Fund - Class R5	4,560,787	71,239,490
MFS Global Bond Fund - Class R5	11,959,691	118,042,147
MFS Global Real Estate Fund - Class R5 (v)	1,513,487	22,853,649
MFS Government Securities Fund - Class R5	23,623,837	241,199,379
MFS Growth Fund - Class R5 (a)	2,575,177	147,789,394
MFS High Income Fund - Class R5	33,374,460	120,481,800
MFS Inflation-Adjusted Bond Fund - Class R5	21,763,313	237,655,383
MFS International Growth Fund - Class R5	1,815,157	47,557,111
MFS International Value Fund - Class R5	1,565,246	47,348,681
MFS Limited Maturity Fund - Class R5	39,902,912	243,008,733
MFS Mid Cap Growth Fund - Class R5 (a)	8,398,151	98,930,215
MFS Mid Cap Value Fund - Class R5	5,537,758	98,793,606
MFS New Discovery Fund - Class R5 (a)	960,576	25,436,056
MFS New Discovery Value Fund - Class R5	2,079,945	25,250,537
MFS Research Bond Fund - Class R5	37,464,728	409,489,481
MFS Research Fund - Class R5	4,517,370	148,350,438
MFS Research International Fund - Class R5	5,887,856	94,558,973
MFS Value Fund - Class R5	4,966,507	147,654,253
Total Underlying Affiliated Funds (Identified Cost, $2,043,930,588)		$2,418,096,089

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	26	$26
Total Investments (Identified Cost, $2,043,930,614)		$2,418,096,115

Other Assets, Less Liabilities - 0.0%		856,542
Net Assets - 100.0%		$2,418,952,657

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS MODERATE ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	4,845,854	$47,150,161
MFS Commodity Strategy Fund - Class R5 (v)	15,824,936	140,525,436
MFS Emerging Markets Debt Fund - Class R5	8,924,268	139,397,071
MFS Global Bond Fund - Class R5	23,469,681	231,645,751
MFS Global Real Estate Fund - Class R5 (v)	5,944,369	89,759,967
MFS Government Securities Fund - Class R5	46,093,230	470,611,882
MFS Growth Fund - Class R5 (a)	6,616,297	379,709,277
MFS High Income Fund - Class R5	65,027,071	234,747,728
MFS Inflation-Adjusted Bond Fund - Class R5	21,319,715	232,811,283
MFS International Growth Fund - Class R5	5,293,918	138,700,654
MFS International New Discovery Fund - Class R5	1,752,713	46,411,844
MFS International Value Fund - Class R5	4,573,539	138,349,565
MFS Mid Cap Growth Fund - Class R5 (a)	28,304,859	333,431,235
MFS Mid Cap Value Fund - Class R5	18,669,120	333,057,105
MFS New Discovery Fund - Class R5 (a)	2,779,197	73,593,140
MFS New Discovery Value Fund - Class R5	6,011,313	72,977,338
MFS Research Bond Fund - Class R5	51,598,869	563,975,635
MFS Research Fund - Class R5	11,602,303	381,019,625
MFS Research International Fund - Class R5	17,197,448	276,191,010
MFS Value Fund - Class R5	12,757,612	379,283,795
Total Underlying Affiliated Funds (Identified Cost, $3,703,013,302)		$4,703,349,502

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	23	$23
Total Investments (Identified Cost, $3,703,013,325)		$4,703,349,525

Other Assets, Less Liabilities - (0.0)%		(876,975)
Net Assets - 100.0%		$4,702,472,550

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	3,911,248	$38,056,442
MFS Commodity Strategy Fund - Class R5 (v)	17,032,065	151,244,733
MFS Emerging Markets Debt Fund - Class R5	7,202,273	112,499,503
MFS Emerging Markets Equity Fund - Class R5	1,145,524	37,069,151
MFS Global Bond Fund - Class R5	15,162,203	149,650,943
MFS Global Real Estate Fund - Class R5 (v)	7,209,541	108,864,075
MFS Growth Fund - Class R5 (a)	7,295,432	418,684,860
MFS High Income Fund - Class R5	52,481,322	189,457,574
MFS Inflation-Adjusted Bond Fund - Class R5	17,211,552	187,950,148
MFS International Growth Fund - Class R5	7,121,404	186,580,788
MFS International New Discovery Fund - Class R5	2,829,037	74,912,889
MFS International Value Fund - Class R5	6,160,355	186,350,732
MFS Mid Cap Growth Fund - Class R5 (a)	29,237,065	344,412,630
MFS Mid Cap Value Fund - Class R5	19,297,556	344,268,406
MFS New Discovery Fund - Class R5 (a)	2,978,273	78,864,666
MFS New Discovery Value Fund - Class R5	6,436,932	78,144,353
MFS Research Bond Fund - Class R5	10,413,310	113,817,476
MFS Research Fund - Class R5	9,319,036	306,037,131
MFS Research International Fund - Class R5	16,195,438	260,098,741
MFS Value Fund - Class R5	14,108,195	419,436,629
Total Underlying Affiliated Funds (Identified Cost, $2,768,774,734)		$3,786,401,870

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	33	$33
Total Investments (Identified Cost, $2,768,774,767)		$3,786,401,903

Other Assets, Less Liabilities - 0.0%		803,271
Net Assets - 100.0%		$3,787,205,174

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	7,268,356	$64,543,006
MFS Emerging Markets Equity Fund - Class R5	779,537	25,225,822
MFS Global Real Estate Fund - Class R5 (v)	4,039,061	60,989,822
MFS Growth Fund - Class R5 (a)	2,956,978	169,700,939
MFS International Growth Fund - Class R5	3,885,087	101,789,275
MFS International New Discovery Fund - Class R5	1,931,625	51,149,435
MFS International Value Fund - Class R5	3,347,007	101,246,950
MFS Mid Cap Growth Fund - Class R5 (a)	11,136,011	131,182,204
MFS Mid Cap Value Fund - Class R5	7,329,072	130,750,653
MFS New Discovery Fund - Class R5 (a)	1,262,409	33,428,592
MFS New Discovery Value Fund - Class R5	2,742,994	33,299,948
MFS Research Fund - Class R5	3,590,283	117,904,888
MFS Research International Fund - Class R5	6,294,780	101,094,172
MFS Value Fund - Class R5	5,710,124	169,761,989
Total Underlying Affiliated Funds (Identified Cost, $849,948,528)		$1,292,067,695

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	807,417	$807,417
Total Investments (Identified Cost, $850,755,945)		$1,292,875,112

Other Assets, Less Liabilities - 0.0%		208,518
Net Assets - 100.0%		$1,293,083,630

Portfolio Footnotes:

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 5/31/13

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $2,043,930,614, $3,703,013,325, $2,768,774,767, and $850,755,945, respectively)	$2,418,096,115	$4,703,349,525	$3,786,401,903	$1,292,875,112
Receivables for
Investments sold	—	—	—	740,140
Fund shares sold	9,259,125	20,829,715	17,028,009	2,657,553
Other assets	8,518	15,107	12,412	4,599
Total assets	$2,427,363,758	$4,724,194,347	$3,803,442,324	$1,296,277,404

Liabilities
Payable to custodian	$2,594,513	$5,013,969	$3,304,626	$—
Payables for
Investments purchased	2,515,362	10,676,910	8,600,130	1,051,746
Fund shares reacquired	2,875,825	5,152,958	3,547,283	1,807,945
Payable to affiliates
Investment adviser	96	96	96	96
Shareholder servicing costs	204,315	490,732	483,711	224,147
Distribution and service fees	58,783	114,865	87,977	25,471
Program manager fee	438	575	684	366
Payable for independent Trustees’ compensation	25	—	—	—
Accrued expenses and other liabilities	161,744	271,692	212,643	84,003
Total liabilities	$8,411,101	$21,721,797	$16,237,150	$3,193,774
Net assets	$2,418,952,657	$4,702,472,550	$3,787,205,174	$1,293,083,630

Net assets consist of
Paid-in capital	$2,092,483,467	$3,897,656,545	$2,999,387,260	$971,450,158
Unrealized appreciation (depreciation) on investments	374,165,501	1,000,336,200	1,017,627,136	442,119,167
Accumulated net realized gain (loss) on investments	(54,009,627)	(204,898,170)	(244,445,920)	(127,470,127)
Undistributed net investment income	6,313,316	9,377,975	14,636,698	6,984,432
Net assets	$2,418,952,657	$4,702,472,550	$3,787,205,174	$1,293,083,630

Statements of Assets and Liabilities – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$1,197,922,026	$2,414,807,323	$1,962,669,366	$539,350,627
Class B	166,747,850	359,070,421	328,982,241	100,340,427
Class C	503,577,515	915,801,398	665,132,479	195,777,053
Class I	71,965,395	75,338,894	65,738,062	45,149,773
Class R1	23,025,745	40,785,791	39,506,723	18,793,065
Class R2	112,806,773	246,534,909	209,473,798	106,824,633
Class R3	161,520,960	336,429,604	212,173,740	128,497,583
Class R4	22,687,545	105,771,141	56,432,853	26,338,826
Class 529A	97,213,529	131,993,392	164,806,590	94,653,470
Class 529B	11,707,208	18,464,933	25,285,589	8,831,664
Class 529C	49,778,111	57,474,744	57,003,733	28,526,509
Total net assets	$2,418,952,657	$4,702,472,550	$3,787,205,174	$1,293,083,630

Shares of beneficial interest outstanding
Class A	85,216,513	156,784,330	119,458,223	31,404,006
Class B	11,937,016	23,546,673	20,248,395	5,938,752
Class C	36,314,191	60,364,046	41,172,414	11,643,213
Class I	5,079,178	4,835,718	3,971,205	2,593,005
Class R1	1,690,285	2,737,642	2,495,698	1,135,575
Class R2	8,226,682	16,307,538	13,014,166	6,343,050
Class R3	11,574,357	21,988,245	13,014,443	7,537,014
Class R4	1,612,874	6,871,491	3,437,081	1,529,573
Class 529A	6,947,141	8,606,065	10,099,576	5,542,517
Class 529B	849,981	1,221,586	1,572,316	528,141
Class 529C	3,619,399	3,818,940	3,568,099	1,718,809
Total shares of beneficial interest outstanding	173,067,617	307,082,274	232,051,616	75,913,655

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$14.06	$15.40	$16.43	$17.17
Offering price per share (100 / 94.25 × net asset value per share)	$14.92	$16.34	$17.43	$18.22

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$13.97	$15.25	$16.25	$16.90

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$13.87	$15.17	$16.15	$16.81

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.17	$15.58	$16.55	$17.41

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.62	$14.90	$15.83	$16.55

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.71	$15.12	$16.10	$16.84

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.96	$15.30	$16.30	$17.05

Statements of Assets and Liabilities – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.07	$15.39	$16.42	$17.22

Class 529A shares
Net asset value and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.99	$15.34	$16.32	$17.08
Offering price per share (100 / 94.25 × net asset value per share)	$14.84	$16.28	$17.32	$18.12
Class 529B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$13.77	$15.12	$16.08	$16.72

Class 529C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$13.75	$15.05	$15.98	$16.60

On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 5/31/13

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income
Dividends from underlying affiliated funds	$48,988,629	$81,232,979	$54,237,733	$13,654,400
Expenses
Distribution and service fees	$10,332,143	$19,172,585	$16,076,261	$5,470,894
Program manager fees	146,397	185,352	225,277	117,450
Shareholder servicing costs	881,683	1,979,341	2,058,568	1,044,837
Administrative services fee	17,500	17,500	17,500	17,500
Independent Trustees’ compensation	41,134	52,813	50,383	27,124
Custodian fee	97,552	117,031	107,460	54,293
Shareholder communications	126,130	257,841	267,707	91,106
Audit and tax fees	33,281	33,760	33,749	33,203
Legal fees	25,119	46,621	39,534	12,980
Miscellaneous	357,553	563,080	387,030	189,438
Total expenses	$12,058,492	$22,425,924	$19,263,469	$7,058,825
Fees paid indirectly	(4)	(14)	(4)	—
Reduction of expenses by investment adviser and distributor	(85,484)	(113,015)	(134,271)	(69,853)
Net expenses	$11,973,004	$22,312,895	$19,129,194	$6,988,972
Net investment income	$37,015,625	$58,920,084	$35,108,539	$6,665,428

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(266,371)	$(6,522,069)	$57,825,258	$40,225,079
Capital gain distributions from underlying affiliated funds	6,895,745	14,569,648	14,027,968	4,664,493
Net realized gain (loss) on investments	$6,629,374	$8,047,579	$71,853,226	$44,889,572
Change in unrealized appreciation (depreciation) on investments	$171,163,733	$506,575,157	$507,901,299	$211,512,158
Net realized and unrealized gain (loss) on investments	$177,793,107	$514,622,736	$579,754,525	$256,401,730
Change in net assets from operations	$214,808,732	$573,542,820	$614,863,064	$263,067,158

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 5/31/13	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income	$37,015,625	$58,920,084	$35,108,539	$6,665,428
Net realized gain (loss) on investments	6,629,374	8,047,579	71,853,226	44,889,572
Net unrealized gain (loss) on investments	171,163,733	506,575,157	507,901,299	211,512,158
Change in net assets from operations	$214,808,732	$573,542,820	$614,863,064	$263,067,158

Distributions declared to shareholders
From net investment income	$(44,254,399)	$(79,951,671)	$(47,000,330)	$(11,000,009)
Change in net assets from fund share transactions	$437,684,550	$830,270,055	$367,271,527	$(50,242,428)
Total change in net assets	$608,238,883	$1,323,861,204	$935,134,261	$201,824,721

Net assets
At beginning of period	1,810,713,774	3,378,611,346	2,852,070,913	1,091,258,909
At end of period	$2,418,952,657	$4,702,472,550	$3,787,205,174	$1,293,083,630
Undistributed net investment income included in net assets at end of period	$6,313,316	$9,377,975	$14,636,698	$6,984,432

Year ended 5/31/12	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income	$35,581,696	$54,429,476	$35,727,551	$5,110,720
Net realized gain (loss) on investments	16,818,966	53,791,498	66,755,665	28,143,592
Net unrealized gain (loss) on investments	(40,103,893)	(174,915,862)	(264,760,048)	(137,086,033)
Change in net assets from operations	$12,296,769	$(66,694,888)	$(162,276,832)	$(103,831,721)

Distributions declared to shareholders
From net investment income	$(35,731,593)	$(61,394,919)	$(52,500,407)	$(13,200,076)
Change in net assets from fund share transactions	$509,334,231	$712,397,436	$227,234,250	$13,293,405
Total change in net assets	$485,899,407	$584,307,629	$12,457,011	$(103,738,392)

Net assets
At beginning of period	1,324,814,367	2,794,303,717	2,839,613,902	1,194,997,301
At end of period	$1,810,713,774	$3,378,611,346	$2,852,070,913	$1,091,258,909
Undistributed net investment income included in net assets at end of period	$11,056,231	$24,595,826	$20,909,345	$9,356,064

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 5/31
Class A	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.93	$13.18	$11.73	$10.43	$12.22

Income (loss) from investment operations
Net investment income (d)(l)	$0.27	$0.34	$0.29	$0.34	$0.32
Net realized and unrealized gain (loss) on investments	1.18	(0.25)	1.52	1.31	(1.68)
Total from investment operations	$1.45	$0.09	$1.81	$1.65	$(1.36)

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.34)	$(0.36)	$(0.35)	$(0.36)
From net realized gain on investments	—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.32)	$(0.34)	$(0.36)	$(0.35)	$(0.43)
Net asset value, end of period (x)	$14.06	$12.93	$13.18	$11.73	$10.43
Total return (%) (r)(s)(t)(x)	11.36	0.79	15.56	15.84	(10.79)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.31	0.31	0.31	0.38
Expenses after expense reductions (f)(h)	0.32	0.31	0.31	0.31	0.38
Net investment income (l)	1.99	2.60	2.33	2.95	3.06
Portfolio turnover	5	4	12	5	62
Net assets at end of period (000 omitted)	$1,197,922	$859,467	$560,089	$363,769	$264,183

	Years ended 5/31
Class B	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.85	$13.10	$11.64	$10.35	$12.11

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.24	$0.20	$0.25	$0.25
Net realized and unrealized gain (loss) on investments	1.17	(0.24)	1.50	1.31	(1.66)
Total from investment operations	$1.34	$—	$1.70	$1.56	$(1.41)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.25)	$(0.24)	$(0.27)	$(0.28)
From net realized gain on investments	—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.22)	$(0.25)	$(0.24)	$(0.27)	$(0.35)
Net asset value, end of period (x)	$13.97	$12.85	$13.10	$11.64	$10.35
Total return (%) (r)(s)(t)(x)	10.51	0.03	14.70	15.04	(11.41)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	1.06	1.06	1.06	1.06
Expenses after expense reductions (f)(h)	1.07	1.06	1.06	1.06	1.06
Net investment income (l)	1.24	1.85	1.59	2.21	2.38
Portfolio turnover	5	4	12	5	62
Net assets at end of period (000 omitted)	$166,748	$143,231	$131,167	$119,885	$111,281

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Years ended 5/31
Class C	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.76	$13.02	$11.58	$10.31	$12.08

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.24	$0.20	$0.25	$0.25
Net realized and unrealized gain (loss) on investments	1.16	(0.25)	1.50	1.30	(1.66)
Total from investment operations	$1.33	$(0.01)	$1.70	$1.55	$(1.41)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.25)	$(0.26)	$(0.28)	$(0.29)
From net realized gain on investments	—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.22)	$(0.25)	$(0.26)	$(0.28)	$(0.36)
Net asset value, end of period (x)	$13.87	$12.76	$13.02	$11.58	$10.31
Total return (%) (r)(s)(t)(x)	10.54	0.00 (y)	14.76	15.02	(11.44)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	1.06	1.06	1.06	1.06
Expenses after expense reductions (f)(h)	1.07	1.06	1.06	1.06	1.06
Net investment income (l)	1.24	1.85	1.58	2.20	2.38
Portfolio turnover	5	4	12	5	62
Net assets at end of period (000 omitted)	$503,578	$351,460	$264,696	$179,262	$127,617

	Years ended 5/31
Class I	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.03	$13.28	$11.81	$10.50	$12.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.31	$0.37	$0.33	$0.36	$0.36
Net realized and unrealized gain (loss) on investments	1.18	(0.25)	1.53	1.33	(1.70)
Total from investment operations	$1.49	$0.12	$1.86	$1.69	$(1.34)

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.37)	$(0.39)	$(0.38)	$(0.40)
From net realized gain on investments	—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.35)	$(0.37)	$(0.39)	$(0.38)	$(0.47)
Net asset value, end of period (x)	$14.17	$13.03	$13.28	$11.81	$10.50
Total return (%) (r)(s)(x)	11.61	1.03	15.93	16.08	(10.53)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	0.06	0.06	0.06	0.06
Expenses after expense reductions (f)(h)	0.07	0.06	0.06	0.06	0.06
Net investment income (l)	2.23	2.85	2.58	3.15	3.37
Portfolio turnover	5	4	12	5	62
Net assets at end of period (000 omitted)	$71,965	$47,437	$37,350	$22,334	$28,664

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Years ended 5/31
Class R1	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.53	$12.79	$11.38	$10.13	$11.88

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.23	$0.19	$0.25	$0.24
Net realized and unrealized gain (loss) on investments	1.14	(0.24)	1.47	1.27	(1.63)
Total from investment operations	$1.31	$(0.01)	$1.66	$1.52	$(1.39)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.25)	$(0.25)	$(0.27)	$(0.29)
From net realized gain on investments	—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.22)	$(0.25)	$(0.25)	$(0.27)	$(0.36)
Net asset value, end of period (x)	$13.62	$12.53	$12.79	$11.38	$10.13
Total return (%) (r)(s)(x)	10.55	(0.01)	14.68	15.03	(11.43)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	1.06	1.06	1.06	1.06
Expenses after expense reductions (f)(h)	1.07	1.06	1.06	1.06	1.06
Net investment income (l)	1.26	1.85	1.58	2.21	2.37
Portfolio turnover	5	4	12	5	62
Net assets at end of period (000 omitted)	$23,026	$22,511	$19,202	$14,914	$13,293

	Years ended 5/31
Class R2	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.62	$12.87	$11.46	$10.20	$11.97

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.29	$0.26	$0.30	$0.30
Net realized and unrealized gain (loss) on investments	1.15	(0.23)	1.47	1.29	(1.65)
Total from investment operations	$1.38	$0.06	$1.73	$1.59	$(1.35)

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.31)	$(0.32)	$(0.33)	$(0.35)
From net realized gain on investments	—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.29)	$(0.31)	$(0.32)	$(0.33)	$(0.42)
Net asset value, end of period (x)	$13.71	$12.62	$12.87	$11.46	$10.20
Total return (%) (r)(s)(x)	11.04	0.56	15.25	15.58	(10.96)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	0.56	0.56	0.56	0.56
Expenses after expense reductions (f)(h)	0.57	0.56	0.56	0.56	0.56
Net investment income (l)	1.74	2.34	2.09	2.70	2.89
Portfolio turnover	5	4	12	5	62
Net assets at end of period (000 omitted)	$112,807	$98,868	$85,488	$67,403	$50,486

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Years ended 5/31
Class R3	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.83	$13.09	$11.65	$10.36	$12.16

Income (loss) from investment operations
Net investment income (d)(l)	$0.27	$0.33	$0.29	$0.34	$0.33
Net realized and unrealized gain (loss) on investments	1.18	(0.25)	1.51	1.30	(1.69)
Total from investment operations	$1.45	$0.08	$1.80	$1.64	$(1.36)

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.34)	$(0.36)	$(0.35)	$(0.37)
From net realized gain on investments	—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.32)	$(0.34)	$(0.36)	$(0.35)	$(0.44)
Net asset value, end of period (x)	$13.96	$12.83	$13.09	$11.65	$10.36
Total return (%) (r)(s)(x)	11.45	0.72	15.59	15.88	(10.81)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.31	0.31	0.32	0.31
Expenses after expense reductions (f)(h)	0.32	0.31	0.31	0.31	0.31
Net investment income (l)	1.99	2.58	2.33	2.91	3.16
Portfolio turnover	5	4	12	5	62
Net assets at end of period (000 omitted)	$161,521	$121,030	$83,168	$58,744	$24,366

	Years ended 5/31
Class R4	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.93	$13.18	$11.73	$10.42	$12.22

Income (loss) from investment operations
Net investment income (d)(l)	$0.30	$0.37	$0.32	$0.37	$0.36
Net realized and unrealized gain (loss) on investments	1.19	(0.25)	1.52	1.32	(1.69)
Total from investment operations	$1.49	$0.12	$1.84	$1.69	$(1.33)

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.37)	$(0.39)	$(0.38)	$(0.40)
From net realized gain on investments	—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.35)	$(0.37)	$(0.39)	$(0.38)	$(0.47)
Net asset value, end of period (x)	$14.07	$12.93	$13.18	$11.73	$10.42
Total return (%) (r)(s)(x)	11.70	1.03	15.87	16.21	(10.52)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	0.06	0.06	0.06	0.06
Expenses after expense reductions (f)(h)	0.07	0.06	0.06	0.06	0.06
Net investment income (l)	2.23	2.84	2.58	3.20	3.38
Portfolio turnover	5	4	12	5	62
Net assets at end of period (000 omitted)	$22,688	$34,097	$28,777	$22,768	$17,248

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Years ended 5/31
Class 529A	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.87	$13.12	$11.68	$10.38	$12.16

Income (loss) from investment operations
Net investment income (d)(l)	$0.26	$0.33	$0.28	$0.32	$0.31
Net realized and unrealized gain (loss) on investments	1.17	(0.25)	1.50	1.32	(1.68)
Total from investment operations	$1.43	$0.08	$1.78	$1.64	$(1.37)

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.33)	$(0.34)	$(0.34)	$(0.34)
From net realized gain on investments	—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.31)	$(0.33)	$(0.34)	$(0.34)	$(0.41)
Net asset value, end of period (x)	$13.99	$12.87	$13.12	$11.68	$10.38
Total return (%) (r)(s)(t)(x)	11.27	0.73	15.42	15.80	(10.92)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	0.41	0.41	0.41	0.48
Expenses after expense reductions (f)(h)	0.37	0.37	0.41	0.41	0.48
Net investment income (l)	1.94	2.55	2.23	2.80	2.95
Portfolio turnover	5	4	12	5	62
Net assets at end of period (000 omitted)	$97,214	$78,416	$62,949	$46,487	$26,409

	Years ended 5/31
Class 529B	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.66	$12.91	$11.48	$10.23	$12.01

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.22	$0.18	$0.24	$0.23
Net realized and unrealized gain (loss) on investments	1.16	(0.24)	1.48	1.28	(1.65)
Total from investment operations	$1.32	$(0.02)	$1.66	$1.52	$(1.42)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.23)	$(0.23)	$(0.27)	$(0.29)
From net realized gain on investments	—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.21)	$(0.23)	$(0.23)	$(0.27)	$(0.36)
Net asset value, end of period (x)	$13.77	$12.66	$12.91	$11.48	$10.23
Total return (%) (r)(s)(t)(x)	10.49	(0.08)	14.58	14.89	(11.50)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	1.16	1.16	1.16	1.16
Expenses after expense reductions (f)(h)	1.12	1.11	1.16	1.16	1.16
Net investment income (l)	1.20	1.78	1.49	2.08	2.28
Portfolio turnover	5	4	12	5	62
Net assets at end of period (000 omitted)	$11,707	$13,074	$16,656	$14,592	$9,339

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Years ended 5/31
Class 529C	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.65	$12.91	$11.49	$10.23	$11.98

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.23	$0.18	$0.23	$0.23
Net realized and unrealized gain (loss) on investments	1.16	(0.25)	1.48	1.29	(1.64)
Total from investment operations	$1.32	$(0.02)	$1.66	$1.52	$(1.41)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.24)	$(0.24)	$(0.26)	$(0.27)
From net realized gain on investments	—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.22)	$(0.24)	$(0.24)	$(0.26)	$(0.34)
Net asset value, end of period (x)	$13.75	$12.65	$12.91	$11.49	$10.23
Total return (%) (r)(s)(t)(x)	10.49	(0.08)	14.57	14.92	(11.47)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	1.16	1.16	1.16	1.16
Expenses after expense reductions (f)(h)	1.12	1.12	1.16	1.16	1.16
Net investment income (l)	1.19	1.79	1.48	2.05	2.28
Portfolio turnover	5	4	12	5	62
Net assets at end of period (000 omitted)	$49,778	$41,123	$35,274	$28,492	$15,970
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Total return was less than 0.01%.

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 5/31
Class A	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.54	$14.18	$11.99	$10.42	$13.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.25	$0.28	$0.25	$0.29	$0.28
Net realized and unrealized gain (loss) on investments	1.94	(0.61)	2.27	1.62	(3.03)
Total from investment operations	$2.19	$(0.33)	$2.52	$1.91	$(2.75)

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.31)	$(0.33)	$(0.34)	$(0.35)
From net realized gain on investments	—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.33)	$(0.31)	$(0.33)	$(0.34)	$(0.43)
Net asset value, end of period (x)	$15.40	$13.54	$14.18	$11.99	$10.42
Total return (%) (r)(s)(t)(x)	16.40	(2.22)	21.17	18.30	(19.86)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	0.30	0.30	0.30	0.37
Expenses after expense reductions (f)(h)	0.33	0.30	0.30	0.30	0.37
Net investment income (l)	1.72	2.08	1.86	2.43	2.63
Portfolio turnover	5	6	12	7	44
Net assets at end of period (000 omitted)	$2,414,807	$1,625,988	$1,221,138	$787,430	$621,322

	Years ended 5/31
Class B	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.41	$14.06	$11.87	$10.32	$13.44

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.18	$0.15	$0.20	$0.21
Net realized and unrealized gain (loss) on investments	1.92	(0.60)	2.24	1.60	(2.99)
Total from investment operations	$2.06	$(0.42)	$2.39	$1.80	$(2.78)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.23)	$(0.20)	$(0.25)	$(0.26)
From net realized gain on investments	—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.22)	$(0.23)	$(0.20)	$(0.25)	$(0.34)
Net asset value, end of period (x)	$15.25	$13.41	$14.06	$11.87	$10.32
Total return (%) (r)(s)(t)(x)	15.51	(2.95)	20.26	17.47	(20.40)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.05	1.05	1.05	1.04
Expenses after expense reductions (f)(h)	1.08	1.05	1.05	1.05	1.04
Net investment income (l)	0.98	1.33	1.12	1.69	1.95
Portfolio turnover	5	6	12	7	44
Net assets at end of period (000 omitted)	$359,070	$323,142	$369,100	$339,313	$319,556

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Years ended 5/31
Class C	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.35	$14.00	$11.83	$10.30	$13.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.18	$0.14	$0.20	$0.21
Net realized and unrealized gain (loss) on investments	1.91	(0.60)	2.25	1.59	(2.97)
Total from investment operations	$2.05	$(0.42)	$2.39	$1.79	$(2.76)

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.23)	$(0.22)	$(0.26)	$(0.27)
From net realized gain on investments	—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.23)	$(0.23)	$(0.22)	$(0.26)	$(0.35)
Net asset value, end of period (x)	$15.17	$13.35	$14.00	$11.83	$10.30
Total return (%) (r)(s)(t)(x)	15.49	(2.93)	20.28	17.39	(20.32)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.05	1.05	1.05	1.04
Expenses after expense reductions (f)(h)	1.08	1.05	1.05	1.05	1.04
Net investment income (l)	0.97	1.33	1.11	1.69	1.95
Portfolio turnover	5	6	12	7	44
Net assets at end of period (000 omitted)	$915,801	$608,898	$517,524	$374,146	$304,786

	Years ended 5/31
Class I	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.69	$14.33	$12.12	$10.52	$13.74

Income (loss) from investment operations
Net investment income (d)	$0.29	$0.32	$0.29	$0.29	$0.32
Net realized and unrealized gain (loss) on investments	1.97	(0.61)	2.28	1.68	(3.07)
Total from investment operations	$2.26	$(0.29)	$2.57	$1.97	$(2.75)

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.35)	$(0.36)	$(0.37)	$(0.39)
From net realized gain on investments	—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.37)	$(0.35)	$(0.36)	$(0.37)	$(0.47)
Net asset value, end of period (x)	$15.58	$13.69	$14.33	$12.12	$10.52
Total return (%) (r)(s)(x)	16.72	(1.96)	21.42	18.68	(19.58)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.05	0.05	0.05	0.04
Expenses after expense reductions (f)(h)	0.08	0.05	0.05	0.05	0.04
Net investment income (l)	1.97	2.33	2.16	2.49	2.95
Portfolio turnover	5	6	12	7	44
Net assets at end of period (000 omitted)	$75,339	$45,016	$32,434	$13,173	$37,294

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Years ended 5/31
Class R1	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.11	$13.75	$11.62	$10.12	$13.21

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.17	$0.14	$0.19	$0.20
Net realized and unrealized gain (loss) on investments	1.86	(0.58)	2.20	1.57	(2.93)
Total from investment operations	$2.01	$(0.41)	$2.34	$1.76	$(2.73)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.23)	$(0.21)	$(0.26)	$(0.28)
From net realized gain on investments	—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.22)	$(0.23)	$(0.21)	$(0.26)	$(0.36)
Net asset value, end of period (x)	$14.90	$13.11	$13.75	$11.62	$10.12
Total return (%) (r)(s)(x)	15.50	(2.90)	20.26	17.40	(20.35)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.05	1.05	1.05	1.04
Expenses after expense reductions (f)(h)	1.08	1.05	1.05	1.05	1.04
Net investment income (l)	1.03	1.32	1.12	1.69	1.97
Portfolio turnover	5	6	12	7	44
Net assets at end of period (000 omitted)	$40,786	$45,596	$40,188	$34,274	$29,031

	Years ended 5/31
Class R2	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.30	$13.93	$11.78	$10.25	$13.39

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.24	$0.21	$0.25	$0.26
Net realized and unrealized gain (loss) on investments	1.91	(0.59)	2.23	1.59	(2.98)
Total from investment operations	$2.12	$(0.35)	$2.44	$1.84	$(2.72)

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.28)	$(0.29)	$(0.31)	$(0.34)
From net realized gain on investments	—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.30)	$(0.28)	$(0.29)	$(0.31)	$(0.42)
Net asset value, end of period (x)	$15.12	$13.30	$13.93	$11.78	$10.25
Total return (%) (r)(s)(x)	16.10	(2.42)	20.85	17.98	(19.97)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	0.55	0.55	0.55	0.54
Expenses after expense reductions (f)(h)	0.58	0.55	0.55	0.55	0.54
Net investment income (l)	1.48	1.83	1.62	2.19	2.46
Portfolio turnover	5	6	12	7	44
Net assets at end of period (000 omitted)	$246,535	$191,661	$181,917	$149,997	$121,453

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Years ended 5/31
Class R3	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.46	$14.09	$11.92	$10.36	$13.53

Income (loss) from investment operations
Net investment income (d)(l)	$0.25	$0.28	$0.25	$0.28	$0.29
Net realized and unrealized gain (loss) on investments	1.92	(0.59)	2.25	1.62	(3.02)
Total from investment operations	$2.17	$(0.31)	$2.50	$1.90	$(2.73)

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.32)	$(0.33)	$(0.34)	$(0.36)
From net realized gain on investments	—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.33)	$(0.32)	$(0.33)	$(0.34)	$(0.44)
Net asset value, end of period (x)	$15.30	$13.46	$14.09	$11.92	$10.36
Total return (%) (r)(s)(x)	16.34	(2.15)	21.13	18.33	(19.77)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	0.30	0.30	0.30	0.29
Expenses after expense reductions (f)(h)	0.33	0.30	0.30	0.30	0.29
Net investment income (l)	1.73	2.04	1.87	2.41	2.72
Portfolio turnover	5	6	12	7	44
Net assets at end of period (000 omitted)	$336,430	$245,733	$167,138	$116,291	$86,364

	Years ended 5/31
Class R4	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.53	$14.17	$11.98	$10.41	$13.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.28	$0.32	$0.28	$0.32	$0.32
Net realized and unrealized gain (loss) on investments	1.95	(0.61)	2.27	1.62	(3.04)
Total from investment operations	$2.23	$(0.29)	$2.55	$1.94	$(2.72)

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.35)	$(0.36)	$(0.37)	$(0.39)
From net realized gain on investments	—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.37)	$(0.35)	$(0.36)	$(0.37)	$(0.47)
Net asset value, end of period (x)	$15.39	$13.53	$14.17	$11.98	$10.41
Total return (%) (r)(s)(x)	16.69	(1.99)	21.50	18.59	(19.56)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.05	0.05	0.05	0.04
Expenses after expense reductions (f)(h)	0.08	0.05	0.05	0.05	0.04
Net investment income (l)	1.92	2.35	2.10	2.68	2.98
Portfolio turnover	5	6	12	7	44
Net assets at end of period (000 omitted)	$105,771	$130,331	$111,170	$80,706	$57,284
See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Years ended 5/31
Class 529A	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.49	$14.12	$11.94	$10.38	$13.54

Income (loss) from investment operations
Net investment income (d)(l)	$0.24	$0.27	$0.23	$0.27	$0.27
Net realized and unrealized gain (loss) on investments	1.94	(0.60)	2.26	1.62	(3.01)
Total from investment operations	$2.18	$(0.33)	$2.49	$1.89	$(2.74)

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.30)	$(0.31)	$(0.33)	$(0.34)
From net realized gain on investments	—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.33)	$(0.30)	$(0.31)	$(0.33)	$(0.42)
Net asset value, end of period (x)	$15.34	$13.49	$14.12	$11.94	$10.38
Total return (%) (r)(s)(t)(x)	16.32	(2.22)	21.05	18.19	(19.91)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	0.40	0.40	0.40	0.47
Expenses after expense reductions (f)(h)	0.38	0.36	0.40	0.40	0.46
Net investment income (l)	1.68	2.03	1.76	2.27	2.54
Portfolio turnover	5	6	12	7	44
Net assets at end of period (000 omitted)	$131,993	$100,388	$87,429	$64,419	$33,543

	Years ended 5/31
Class 529B	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.29	$13.94	$11.77	$10.24	$13.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.17	$0.13	$0.18	$0.20
Net realized and unrealized gain (loss) on investments	1.91	(0.60)	2.23	1.60	(2.98)
Total from investment operations	$2.04	$(0.43)	$2.36	$1.78	$(2.78)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.22)	$(0.19)	$(0.25)	$(0.25)
From net realized gain on investments	—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.21)	$(0.22)	$(0.19)	$(0.25)	$(0.33)
Net asset value, end of period (x)	$15.12	$13.29	$13.94	$11.77	$10.24
Total return (%) (r)(s)(t)(x)	15.50	(3.03)	20.17	17.39	(20.51)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	1.15	1.15	1.15	1.14
Expenses after expense reductions (f)(h)	1.13	1.11	1.15	1.15	1.14
Net investment income (l)	0.93	1.30	1.02	1.60	1.86
Portfolio turnover	5	6	12	7	44
Net assets at end of period (000 omitted)	$18,465	$18,519	$25,421	$22,365	$19,147

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Years ended 5/31
Class 529C	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.24	$13.89	$11.75	$10.24	$13.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.17	$0.13	$0.18	$0.19
Net realized and unrealized gain (loss) on investments	1.90	(0.59)	2.22	1.59	(2.96)
Total from investment operations	$2.03	$(0.42)	$2.35	$1.77	$(2.77)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.23)	$(0.21)	$(0.26)	$(0.26)
From net realized gain on investments	—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.22)	$(0.23)	$(0.21)	$(0.26)	$(0.34)
Net asset value, end of period (x)	$15.05	$13.24	$13.89	$11.75	$10.24
Total return (%) (r)(s)(t)(x)	15.47	(3.00)	20.13	17.26	(20.46)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	1.15	1.15	1.15	1.14
Expenses after expense reductions (f)(h)	1.13	1.11	1.15	1.15	1.14
Net investment income (l)	0.93	1.28	1.01	1.54	1.83
Portfolio turnover	5	6	12	7	44
Net assets at end of period (000 omitted)	$57,475	$43,338	$40,847	$28,486	$15,571
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 5/31
Class A	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.76	$14.87	$11.98	$10.23	$14.91

Income (loss) from investment operations
Net investment income (d)(l)	$0.20	$0.22	$0.18	$0.22	$0.21
Net realized and unrealized gain (loss) on investments	2.73	(1.02)	2.96	1.82	(4.43)
Total from investment operations	$2.93	$(0.80)	$3.14	$2.04	$(4.22)

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.31)	$(0.25)	$(0.29)	$(0.28)
From net realized gain on investments	—	—	—	—	(0.18)
Total distributions declared to shareholders	$(0.26)	$(0.31)	$(0.25)	$(0.29)	$(0.46)
Net asset value, end of period (x)	$16.43	$13.76	$14.87	$11.98	$10.23
Total return (%) (r)(s)(t)(x)	21.44	(5.33)	26.34	19.87	(27.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	0.31	0.30	0.30	0.37
Expenses after expense reductions (f)(h)	0.34	0.31	0.30	0.30	0.37
Net investment income (l)	1.32	1.57	1.34	1.85	1.95
Portfolio turnover	5	7	13	6	40
Net assets at end of period (000 omitted)	$1,962,669	$1,372,138	$1,258,969	$863,550	$711,516

	Years ended 5/31
Class B	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.60	$14.68	$11.83	$10.11	$14.70

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.11	$0.08	$0.13	$0.14
Net realized and unrealized gain (loss) on investments	2.69	(1.00)	2.91	1.80	(4.37)
Total from investment operations	$2.78	$(0.89)	$2.99	$1.93	$(4.23)

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.19)	$(0.14)	$(0.21)	$(0.18)
From net realized gain on investments	—	—	—	—	(0.18)
Total distributions declared to shareholders	$(0.13)	$(0.19)	$(0.14)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$16.25	$13.60	$14.68	$11.83	$10.11
Total return (%) (r)(s)(t)(x)	20.56	(6.05)	25.40	19.01	(28.45)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	1.06	1.05	1.05	1.04
Expenses after expense reductions (f)(h)	1.09	1.06	1.05	1.05	1.04
Net investment income (l)	0.57	0.82	0.60	1.10	1.27
Portfolio turnover	5	7	13	6	40
Net assets at end of period (000 omitted)	$328,982	$321,341	$418,449	$380,612	$355,740

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class C	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.54	$14.64	$11.80	$10.09	$14.68

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.11	$0.08	$0.13	$0.14
Net realized and unrealized gain (loss) on investments	2.68	(1.01)	2.91	1.79	(4.36)
Total from investment operations	$2.76	$(0.90)	$2.99	$1.92	$(4.22)

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.20)	$(0.15)	$(0.21)	$(0.19)
From net realized gain on investments	—	—	—	—	(0.18)
Total distributions declared to shareholders	$(0.15)	$(0.20)	$(0.15)	$(0.21)	$(0.37)
Net asset value, end of period (x)	$16.15	$13.54	$14.64	$11.80	$10.09
Total return (%) (r)(s)(t)(x)	20.50	(6.08)	25.46	19.00	(28.45)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	1.06	1.05	1.05	1.04
Expenses after expense reductions (f)(h)	1.09	1.06	1.05	1.05	1.04
Net investment income (l)	0.56	0.82	0.59	1.09	1.27
Portfolio turnover	5	7	13	6	40
Net assets at end of period (000 omitted)	$665,132	$483,076	$492,337	$380,111	$321,565

	Years ended 5/31
Class I	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.86	$14.98	$12.06	$10.29	$15.02

Income (loss) from investment operations
Net investment income (d)(l)	$0.24	$0.26	$0.22	$0.21	$0.25
Net realized and unrealized gain (loss) on investments	2.74	(1.04)	2.98	1.88	(4.48)
Total from investment operations	$2.98	$(0.78)	$3.20	$2.09	$(4.23)

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.34)	$(0.28)	$(0.32)	$(0.32)
From net realized gain on investments	—	—	—	—	(0.18)
Total distributions declared to shareholders	$(0.29)	$(0.34)	$(0.28)	$(0.32)	$(0.50)
Net asset value, end of period (x)	$16.55	$13.86	$14.98	$12.06	$10.29
Total return (%) (r)(s)(x)	21.70	(5.13)	26.69	20.21	(27.71)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	0.06	0.05	0.05	0.04
Expenses after expense reductions (f)(h)	0.09	0.06	0.05	0.05	0.04
Net investment income (l)	1.55	1.82	1.62	1.82	2.28
Portfolio turnover	5	7	13	6	40
Net assets at end of period (000 omitted)	$65,738	$40,599	$31,064	$22,214	$52,761

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class R1	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.27	$14.35	$11.57	$9.89	$14.43

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.11	$0.08	$0.12	$0.13
Net realized and unrealized gain (loss) on investments	2.62	(0.98)	2.85	1.77	(4.29)
Total from investment operations	$2.71	$(0.87)	$2.93	$1.89	$(4.16)

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.21)	$(0.15)	$(0.21)	$(0.20)
From net realized gain on investments	—	—	—	—	(0.18)
Total distributions declared to shareholders	$(0.15)	$(0.21)	$(0.15)	$(0.21)	$(0.38)
Net asset value, end of period (x)	$15.83	$13.27	$14.35	$11.57	$9.89
Total return (%) (r)(s)(x)	20.51	(6.05)	25.41	19.08	(28.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	1.06	1.05	1.05	1.04
Expenses after expense reductions (f)(h)	1.09	1.06	1.05	1.05	1.04
Net investment income (l)	0.62	0.83	0.59	1.09	1.28
Portfolio turnover	5	7	13	6	40
Net assets at end of period (000 omitted)	$39,507	$38,416	$42,188	$35,478	$31,915

	Years ended 5/31
Class R2	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.49	$14.57	$11.75	$10.04	$14.66

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.18	$0.15	$0.19	$0.19
Net realized and unrealized gain (loss) on investments	2.67	(0.99)	2.89	1.78	(4.37)
Total from investment operations	$2.83	$(0.81)	$3.04	$1.97	$(4.18)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.27)	$(0.22)	$(0.26)	$(0.26)
From net realized gain on investments	—	—	—	—	(0.18)
Total distributions declared to shareholders	$(0.22)	$(0.27)	$(0.22)	$(0.26)	$(0.44)
Net asset value, end of period (x)	$16.10	$13.49	$14.57	$11.75	$10.04
Total return (%) (r)(s)(x)	21.11	(5.52)	25.98	19.62	(28.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	0.56	0.55	0.55	0.54
Expenses after expense reductions (f)(h)	0.59	0.56	0.55	0.55	0.54
Net investment income (l)	1.06	1.31	1.10	1.60	1.77
Portfolio turnover	5	7	13	6	40
Net assets at end of period (000 omitted)	$209,474	$174,820	$189,357	$149,370	$126,516

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class R3	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.66	$14.76	$11.89	$10.16	$14.83

Income (loss) from investment operations
Net investment income (d)(l)	$0.20	$0.21	$0.18	$0.21	$0.22
Net realized and unrealized gain (loss) on investments	2.69	(1.00)	2.94	1.81	(4.42)
Total from investment operations	$2.89	$(0.79)	$3.12	$2.02	$(4.20)

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.31)	$(0.25)	$(0.29)	$(0.29)
From net realized gain on investments	—	—	—	—	(0.18)
Total distributions declared to shareholders	$(0.25)	$(0.31)	$(0.25)	$(0.29)	$(0.47)
Net asset value, end of period (x)	$16.30	$13.66	$14.76	$11.89	$10.16
Total return (%) (r)(s)(x)	21.36	(5.29)	26.38	19.85	(27.91)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	0.31	0.30	0.30	0.29
Expenses after expense reductions (f)(h)	0.34	0.31	0.30	0.30	0.29
Net investment income (l)	1.32	1.54	1.35	1.80	2.03
Portfolio turnover	5	7	13	6	40
Net assets at end of period (000 omitted)	$212,174	$157,750	$138,703	$103,043	$72,481

	Years ended 5/31
Class R4	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.76	$14.87	$11.97	$10.22	$14.92

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.25	$0.22	$0.25	$0.25
Net realized and unrealized gain (loss) on investments	2.72	(1.02)	2.96	1.82	(4.45)
Total from investment operations	$2.95	$(0.77)	$3.18	$2.07	$(4.20)

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.34)	$(0.28)	$(0.32)	$(0.32)
From net realized gain on investments	—	—	—	—	(0.18)
Total distributions declared to shareholders	$(0.29)	$(0.34)	$(0.28)	$(0.32)	$(0.50)
Net asset value, end of period (x)	$16.42	$13.76	$14.87	$11.97	$10.22
Total return (%) (r)(s)(x)	21.63	(5.10)	26.73	20.15	(27.69)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	0.06	0.05	0.05	0.04
Expenses after expense reductions (f)(h)	0.09	0.06	0.05	0.05	0.04
Net investment income (l)	1.50	1.81	1.59	2.14	2.28
Portfolio turnover	5	7	13	6	40
Net assets at end of period (000 omitted)	$56,433	$62,372	$59,722	$45,478	$40,455

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class 529A	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.67	$14.77	$11.90	$10.17	$14.83

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.21	$0.17	$0.20	$0.20
Net realized and unrealized gain (loss) on investments	2.71	(1.01)	2.94	1.81	(4.42)
Total from investment operations	$2.90	$(0.80)	$3.11	$2.01	$(4.22)

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.30)	$(0.24)	$(0.28)	$(0.26)
From net realized gain on investments	—	—	—	—	(0.18)
Total distributions declared to shareholders	$(0.25)	$(0.30)	$(0.24)	$(0.28)	$(0.44)
Net asset value, end of period (x)	$16.32	$13.67	$14.77	$11.90	$10.17
Total return (%) (r)(s)(t)(x)	21.37	(5.37)	26.27	19.71	(28.06)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	0.41	0.40	0.40	0.47
Expenses after expense reductions (f)(h)	0.39	0.37	0.40	0.40	0.47
Net investment income (l)	1.27	1.52	1.24	1.65	1.86
Portfolio turnover	5	7	13	6	40
Net assets at end of period (000 omitted)	$164,807	$127,620	$123,673	$87,397	$42,897

	Years ended 5/31
Class 529B	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.46	$14.52	$11.71	$10.02	$14.59

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.11	$0.07	$0.12	$0.12
Net realized and unrealized gain (loss) on investments	2.66	(1.00)	2.88	1.78	(4.33)
Total from investment operations	$2.74	$(0.89)	$2.95	$1.90	$(4.21)

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.17)	$(0.14)	$(0.21)	$(0.18)
From net realized gain on investments	—	—	—	—	(0.18)
Total distributions declared to shareholders	$(0.12)	$(0.17)	$(0.14)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$16.08	$13.46	$14.52	$11.71	$10.02
Total return (%) (r)(s)(t)(x)	20.44	(6.07)	25.26	18.88	(28.54)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.16	1.15	1.15	1.14
Expenses after expense reductions (f)(h)	1.14	1.12	1.15	1.15	1.14
Net investment income (l)	0.52	0.78	0.51	1.00	1.18
Portfolio turnover	5	7	13	6	40
Net assets at end of period (000 omitted)	$25,286	$27,132	$36,756	$32,394	$26,142

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class 529C	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.39	$14.47	$11.68	$10.00	$14.57

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.10	$0.07	$0.11	$0.12
Net realized and unrealized gain (loss) on investments	2.65	(0.99)	2.87	1.78	(4.33)
Total from investment operations	$2.73	$(0.89)	$2.94	$1.89	$(4.21)

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.19)	$(0.15)	$(0.21)	$(0.18)
From net realized gain on investments	—	—	—	—	(0.18)
Total distributions declared to shareholders	$(0.14)	$(0.19)	$(0.15)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$15.98	$13.39	$14.47	$11.68	$10.00
Total return (%) (r)(s)(t)(x)	20.51	(6.09)	25.30	18.86	(28.54)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.16	1.15	1.15	1.14
Expenses after expense reductions (f)(h)	1.14	1.12	1.15	1.15	1.14
Net investment income (l)	0.52	0.77	0.50	0.93	1.12
Portfolio turnover	5	7	13	6	40
Net assets at end of period (000 omitted)	$57,004	$46,807	$48,397	$37,106	$19,471
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 5/31
Class A	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.79	$15.33	$11.87	$9.99	$15.80

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.10	$0.10	$0.13	$0.07
Net realized and unrealized gain (loss) on investments	3.44	(1.44)	3.54	1.91	(5.48)
Total from investment operations	$3.56	$(1.34)	$3.64	$2.04	$(5.41)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.20)	$(0.18)	$(0.16)	$(0.16)
From net realized gain on investments	—	—	—	—	(0.24)
Total distributions declared to shareholders	$(0.18)	$(0.20)	$(0.18)	$(0.16)	$(0.40)
Net asset value, end of period (x)	$17.17	$13.79	$15.33	$11.87	$9.99
Total return (%) (r)(s)(t)(x)	25.99	(8.70)	30.77	20.39	(33.89)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	0.33	0.32	0.32	0.39
Expenses after expense reductions (f)(h)	0.37	0.33	0.32	0.32	0.39
Net investment income (l)	0.80	0.70	0.69	1.08	0.69
Portfolio turnover	9	11	11	10	23
Net assets at end of period (000 omitted)	$539,351	$433,117	$461,673	$341,600	$302,094

	Years ended 5/31
Class B	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.56	$15.05	$11.66	$9.83	$15.57

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$(0.01)	$(0.01)	$0.04	$0.00 (w)
Net realized and unrealized gain (loss) on investments	3.39	(1.40)	3.48	1.87	(5.38)
Total from investment operations	$3.40	$(1.41)	$3.47	$1.91	$(5.38)

Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.08)	$(0.08)	$(0.08)	$(0.12)
From net realized gain on investments	—	—	—	—	(0.24)
Total distributions declared to shareholders	$(0.06)	$(0.08)	$(0.08)	$(0.08)	$(0.36)
Net asset value, end of period (x)	$16.90	$13.56	$15.05	$11.66	$9.83
Total return (%) (r)(s)(t)(x)	25.11	(9.37)	29.77	19.43	(34.28)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	1.08	1.07	1.07	1.06
Expenses after expense reductions (f)(h)	1.13	1.08	1.07	1.07	1.06
Net investment income (loss) (l)	0.05	(0.04)	(0.04)	0.33	0.02
Portfolio turnover	9	11	11	10	23
Net assets at end of period (000 omitted)	$100,340	$99,925	$143,320	$129,829	$125,014

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class C	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.51	$15.01	$11.64	$9.81	$15.55

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$(0.01)	$(0.01)	$0.04	$0.00 (w)
Net realized and unrealized gain (loss) on investments	3.37	(1.40)	3.46	1.88	(5.38)
Total from investment operations	$3.38	$(1.41)	$3.45	$1.92	$(5.38)

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.09)	$(0.08)	$(0.09)	$(0.12)
From net realized gain on investments	—	—	—	—	(0.24)
Total distributions declared to shareholders	$(0.08)	$(0.09)	$(0.08)	$(0.09)	$(0.36)
Net asset value, end of period (x)	$16.81	$13.51	$15.01	$11.64	$9.81
Total return (%) (r)(s)(t)(x)	25.05	(9.35)	29.73	19.51	(34.31)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	1.08	1.07	1.07	1.06
Expenses after expense reductions (f)(h)	1.12	1.08	1.07	1.07	1.06
Net investment income (loss) (l)	0.04	(0.05)	(0.05)	0.32	0.02
Portfolio turnover	9	11	11	10	23
Net assets at end of period (000 omitted)	$195,777	$148,481	$167,911	$130,115	$114,853

	Years ended 5/31
Class I	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.98	$15.53	$12.02	$10.12	$15.97

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.13	$0.14	$0.12	$0.11
Net realized and unrealized gain (loss) on investments	3.48	(1.44)	3.58	1.97	(5.54)
Total from investment operations	$3.65	$(1.31)	$3.72	$2.09	$(5.43)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.24)	$(0.21)	$(0.19)	$(0.18)
From net realized gain on investments	—	—	—	—	(0.24)
Total distributions declared to shareholders	$(0.22)	$(0.24)	$(0.21)	$(0.19)	$(0.42)
Net asset value, end of period (x)	$17.41	$13.98	$15.53	$12.02	$10.12
Total return (%) (r)(s)(x)	26.29	(8.42)	31.09	20.59	(33.61)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	0.08	0.07	0.08	0.06
Expenses after expense reductions (f)(h)	0.12	0.08	0.07	0.08	0.06
Net investment income (l)	1.05	0.93	1.02	1.02	1.02
Portfolio turnover	9	11	11	10	23
Net assets at end of period (000 omitted)	$45,150	$29,816	$29,086	$22,721	$42,422

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class R1	2013	2012		2011		2010	2009
Net asset value, beginning of period	$13.28	$14.76		$11.44		$9.65	$15.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.01	$(0.00	)(w)	$(0.00	)(w)	$0.04	$0.00 (w)
Net realized and unrealized gain (loss) on investments	3.31	(1.38)		3.41		1.84	(5.31)
Total from investment operations	$3.32	$(1.38)		$3.41		$1.88	$(5.31)

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.10)		$(0.09)		$(0.09)	$(0.12)
From net realized gain on investments	—	—		—		—	(0.24)
Total distributions declared to shareholders	$(0.05)	$(0.10)		$(0.09)		$(0.09)	$(0.36)
Net asset value, end of period (x)	$16.55	$13.28		$14.76		$11.44	$9.65
Total return (%) (r)(s)(x)	25.06	(9.36)		29.84		19.44	(34.31)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	1.08		1.07		1.07	1.06
Expenses after expense reductions (f)(h)	1.13	1.08		1.07		1.07	1.06
Net investment income (loss) (l)	0.05	(0.03)		(0.03)		0.34	0.03
Portfolio turnover	9	11		11		10	23
Net assets at end of period (000 omitted)	$18,793	$20,186		$25,554		$19,715	$18,424

	Years ended 5/31
Class R2	2013	2012		2011		2010	2009
Net asset value, beginning of period	$13.53	$15.03		$11.65		$9.82	$15.55

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.06		$0.06		$0.09	$0.06
Net realized and unrealized gain (loss) on investments	3.37	(1.40)		3.47		1.88	(5.39)
Total from investment operations	$3.46	$(1.34)		$3.53		$1.97	$(5.33)

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.16)		$(0.15)		$(0.14)	$(0.16)
From net realized gain on investments	—	—		—		—	(0.24)
Total distributions declared to shareholders	$(0.15)	$(0.16)		$(0.15)		$(0.14)	$(0.40)
Net asset value, end of period (x)	$16.84	$13.53		$15.03		$11.65	$9.82
Total return (%) (r)(s)(x)	25.66	(8.86)		30.40		20.00	(33.94)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.63	0.58		0.57		0.57	0.56
Expenses after expense reductions (f)(h)	0.63	0.58		0.57		0.57	0.56
Net investment income (l)	0.56	0.46		0.47		0.81	0.53
Portfolio turnover	9	11		11		10	23
Net assets at end of period (000 omitted)	$106,825	$94,686		$108,592		$80,129	$68,324

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class R3	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.69	$15.23	$11.80	$9.94	$15.71

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.08	$0.10	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	3.42	(1.41)	3.51	1.90	(5.44)
Total from investment operations	$3.54	$(1.33)	$3.61	$2.03	$(5.36)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.21)	$(0.18)	$(0.17)	$(0.17)
From net realized gain on investments	—	—	—	—	(0.24)
Total distributions declared to shareholders	$(0.18)	$(0.21)	$(0.18)	$(0.17)	$(0.41)
Net asset value, end of period (x)	$17.05	$13.69	$15.23	$11.80	$9.94
Total return (%) (r)(s)(x)	26.03	(8.68)	30.72	20.33	(33.78)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	0.33	0.32	0.32	0.31
Expenses after expense reductions (f)(h)	0.38	0.33	0.32	0.32	0.31
Net investment income (l)	0.79	0.55	0.74	1.08	0.77
Portfolio turnover	9	11	11	10	23
Net assets at end of period (000 omitted)	$128,498	$97,526	$69,810	$50,899	$41,092

	Years ended 5/31
Class R4	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.81	$15.35	$11.89	$10.00	$15.80

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.13	$0.13	$0.16	$0.11
Net realized and unrealized gain (loss) on investments	3.49	(1.43)	3.54	1.92	(5.49)
Total from investment operations	$3.63	$(1.30)	$3.67	$2.08	$(5.38)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.24)	$(0.21)	$(0.19)	$(0.18)
From net realized gain on investments	—	—	—	—	(0.24)
Total distributions declared to shareholders	$(0.22)	$(0.24)	$(0.21)	$(0.19)	$(0.42)
Net asset value, end of period (x)	$17.22	$13.81	$15.35	$11.89	$10.00
Total return (%) (r)(s)(x)	26.47	(8.45)	31.01	20.73	(33.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.13	0.08	0.07	0.07	0.06
Expenses after expense reductions (f)(h)	0.13	0.08	0.07	0.07	0.06
Net investment income (l)	0.88	0.95	0.93	1.34	1.00
Portfolio turnover	9	11	11	10	23
Net assets at end of period (000 omitted)	$26,339	$62,779	$69,880	$52,887	$45,153
See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class 529A	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.72	$15.24	$11.81	$9.94	$15.71

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.09	$0.08	$0.10	$0.06
Net realized and unrealized gain (loss) on investments	3.42	(1.42)	3.52	1.92	(5.44)
Total from investment operations	$3.54	$(1.33)	$3.60	$2.02	$(5.38)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.19)	$(0.17)	$(0.15)	$(0.15)
From net realized gain on investments	—	—	—	—	(0.24)
Total distributions declared to shareholders	$(0.18)	$(0.19)	$(0.17)	$(0.15)	$(0.39)
Net asset value, end of period (x)	$17.08	$13.72	$15.24	$11.81	$9.94
Total return (%) (r)(s)(t)(x)	25.93	(8.69)	30.60	20.29	(33.91)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.43	0.42	0.42	0.49
Expenses after expense reductions (f)(h)	0.42	0.38	0.42	0.42	0.49
Net investment income (l)	0.75	0.65	0.61	0.81	0.60
Portfolio turnover	9	11	11	10	23
Net assets at end of period (000 omitted)	$94,653	$73,786	$80,301	$61,720	$29,040

	Years ended 5/31
Class 529B	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.43	$14.89	$11.54	$9.73	$15.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)	$(0.01)	$(0.02)	$0.03	$(0.01)
Net realized and unrealized gain (loss) on investments	3.34	(1.38)	3.43	1.85	(5.33)
Total from investment operations	$3.34	$(1.39)	$3.41	$1.88	$(5.34)

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.07)	$(0.06)	$(0.07)	$(0.10)
From net realized gain on investments	—	—	—	—	(0.24)
Total distributions declared to shareholders	$(0.05)	$(0.07)	$(0.06)	$(0.07)	$(0.34)
Net asset value, end of period (x)	$16.72	$13.43	$14.89	$11.54	$9.73
Total return (%) (r)(s)(t)(x)	24.93	(9.34)	29.61	19.29	(34.34)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.18	1.17	1.17	1.16
Expenses after expense reductions (f)(h)	1.17	1.13	1.17	1.17	1.16
Net investment income (loss) (l)	(0.01)	(0.10)	(0.12)	0.23	(0.07)
Portfolio turnover	9	11	11	10	23
Net assets at end of period (000 omitted)	$8,832	$8,519	$12,165	$11,954	$12,555

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class 529C	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.34	$14.82	$11.50	$9.71	$15.40

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)	$(0.01)	$(0.02)	$0.01	$(0.01)
Net realized and unrealized gain (loss) on investments	3.33	(1.39)	3.43	1.86	(5.33)
Total from investment operations	$3.33	$(1.40)	$3.41	$1.87	$(5.34)

Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$(0.09)	$(0.08)	$(0.11)
From net realized gain on investments	—	—	—	—	(0.24)
Total distributions declared to shareholders	$(0.07)	$(0.08)	$(0.09)	$(0.08)	$(0.35)
Net asset value, end of period (x)	$16.60	$13.34	$14.82	$11.50	$9.71
Total return (%) (r)(s)(t)(x)	25.02	(9.42)	29.72	19.26	(34.34)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.18	1.17	1.17	1.16
Expenses after expense reductions (f)(h)	1.17	1.13	1.17	1.17	1.16
Net investment income (loss) (l)	(0.01)	(0.10)	(0.14)	0.07	(0.10)
Portfolio turnover	9	11	11	10	23
Net assets at end of period (000 omitted)	$28,527	$22,437	$26,703	$20,162	$9,701
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com, and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there

Notes to Financial Statements – continued

were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Investments at Value
Mutual Funds	$2,418,096,115	$—	$—	$2,418,096,115

MFS Moderate Allocation Fund
Investments at Value
Mutual Funds	$4,703,349,525	$—	$—	$4,703,349,525

MFS Growth Allocation Fund
Investments at Value
Mutual Funds	$3,786,401,903	$—	$—	$3,786,401,903

MFS Aggressive Growth Allocation Fund
Investments at Value
Mutual Funds	$1,292,875,112	$—	$—	$1,292,875,112

For further information regarding security characteristics, see the Portfolios of Investments.

Notes to Financial Statements – continued

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2013, is shown as a reduction of total expenses in the Statements of Operations for the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Growth Allocation Fund. For the year ended May 31, 2013, custody fees were not reduced for the MFS Aggressive Growth Allocation Fund.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 5/31/13	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$44,254,399	$79,951,671	$47,000,330	$11,000,009

Year ended 5/31/12	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$35,731,593	$61,394,919	$52,500,407	$13,200,076

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$2,080,400,018	$3,818,452,871	$2,873,308,480	$872,995,809
Gross appreciation	$347,868,600	$906,816,747	$935,790,118	$425,676,844
Gross depreciation	(10,172,503)	(21,920,093)	(22,696,695)	(5,797,541)
Net unrealized appreciation (depreciation)	$337,696,097	$884,896,654	$913,093,423	$419,879,303
Undistributed ordinary income	6,313,316	9,377,975	14,636,698	6,984,432
Capital loss carryforwards	(17,540,223)	(89,458,624)	(139,912,207)	(105,230,263)

Notes to Financial Statements – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2013, each fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
5/31/18	$(17,540,223)	$(89,458,624)	$(139,912,207)	$(104,280,373)
5/31/19	—	—	—	(949,890)
Total	$(17,540,223)	$(89,458,624)	$(139,912,207)	$(105,230,263)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Year ended 5/31/13	Year ended 5/31/12	Year ended 5/31/13	Year ended 5/31/12	Year ended 5/31/13	Year ended 5/31/12	Year ended 5/31/13	Year ended 5/31/12
Class A	$24,026,882	$17,727,739	$44,576,725	$30,642,098	$27,608,516	$27,871,673	$5,725,103	$6,088,285
Class B	2,561,128	2,501,428	5,332,726	5,609,777	2,904,642	4,705,716	380,208	649,023
Class C	6,823,415	5,756,487	11,496,205	9,107,360	5,629,231	6,875,629	823,635	1,039,541
Class I	1,500,650	1,143,858	1,415,028	985,944	962,201	824,966	504,727	445,570
Class R1	399,476	389,729	792,658	692,737	439,628	601,993	64,656	158,933
Class R2	2,284,155	2,067,988	4,506,667	3,685,347	2,720,319	3,269,777	968,594	1,125,048
Class R3	3,218,606	2,566,442	6,178,204	4,631,414	3,072,366	3,388,161	1,237,772	1,462,888
Class R4	519,951	858,707	2,045,494	2,949,043	555,322	1,328,494	200,283	1,042,479
Class 529A	1,991,007	1,770,647	2,551,581	2,036,574	2,395,937	2,604,800	949,341	1,001,667
Class 529B	195,102	258,912	281,004	364,482	208,796	382,198	29,259	47,439
Class 529C	734,027	689,656	775,379	690,143	503,372	647,000	116,431	139,203
Total	$44,254,399	$35,731,593	$79,951,671	$61,394,919	$47,000,330	$52,500,407	$11,000,009	$13,200,076

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the MFS Aggressive Growth Allocation Fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.13% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014. For the year ended May 31, 2013, the MFS Aggressive Growth Allocation Fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended May 31, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Conservative Allocation Fund	$2,113,952	$45,650
MFS Moderate Allocation Fund	4,375,133	89,698
MFS Growth Allocation Fund	2,822,415	143,019
MFS Aggressive Growth Allocation Fund	421,435	123,993

Notes to Financial Statements – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$2,605,883
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	5,006,917
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	4,127,994
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	1,224,667

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$1,596,781
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,476,508
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,323,860
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,021,691

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$4,213,197
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	7,454,070
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	5,640,169
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,699,940

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$236,103
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	468,783
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	416,957
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	193,924

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$531,580
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	1,103,508
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	961,488
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	512,744

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$343,221
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	678,281
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	452,308
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	269,882

Notes to Financial Statements – continued

	CLASS 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$219,526
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	289,665
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	366,427
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	208,818

	CLASS 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$126,505
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	188,245
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	265,977
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	87,279

	CLASS 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$459,347
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	506,608
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	521,081
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	251,949

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$10,332,143	$19,172,585	$16,076,261	$5,470,894

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2013 based on each class’s average daily net assets. Effective January 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS seed money. For the period January 1, 2013 through May 31, 2013, this rebate amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$3,174	$4,202	$6,019	$3,980
Class B	96	269	581	180
Class C	111	154	275	301
Class R1	21	—	—	—
Class R3	—	2	—	—
Class 529A	1,644	2,780	4,004	2,630
Class 529B	153	264	507	94
Class 529C	803	891	492	443

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2013, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$10,079	$21,861	$22,287	$16,076
Class B	319,204	621,217	386,123	121,704
Class C	110,061	138,340	85,715	16,451
Class 529B	1,718	3,616	4,035	1,777
Class 529C	433	433	505	321

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for

Notes to Financial Statements – continued

each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until September 30, 2014, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the year ended May 31, 2013, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$43,905	$57,934	$73,285	$41,764
Class 529B	6,325	9,412	13,299	4,364
Class 529C	22,967	25,330	26,054	12,597
Total Program Manager Waivers	$73,197	$92,676	$112,638	$58,725

The program manager fee incurred for the year ended May 31, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class for each of the funds.

The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended May 31, 2013, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$87,811	$115,866	$146,571	$83,527
Class 529B	12,651	18,825	26,598	8,728
Class 529C	45,935	50,661	52,108	25,195
Total Program Manager Fees	$146,397	$185,352	$225,277	$117,450

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2013, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended May 31, 2013 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
0.0008%	0.0004%	0.0005%	0.0015%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2013, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC are included in “Miscellaneous” expense in the Statements of Operations and were as follows:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$15,126	$28,241	$23,592	$8,544

MFS has agreed to reimburse each fund for a portion of the payments made by the funds in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$6,285	$11,777	$9,755	$3,500

Notes to Financial Statements – continued

The funds invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated the following:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$479,075,095	$934,371,324	$458,607,726	$99,399,238
Sales	$97,685,719	$203,195,953	$157,337,441	$167,721,765

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Year ended 5/31/13		Year ended 5/31/12		Year ended 5/31/13		Year ended 5/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	33,657,879	$458,651,938	32,713,739	$420,861,337	57,401,191	$842,645,011	49,316,472	$669,573,078
Class B	3,344,149	45,024,062	4,756,092	60,950,668	5,580,197	80,446,002	7,279,051	98,134,669
Class C	13,780,340	186,143,851	11,626,884	147,983,241	21,784,319	316,466,550	14,670,613	197,155,851
Class I	2,679,490	36,779,808	1,886,155	24,490,190	3,058,073	45,219,955	3,268,438	45,241,930
Class R1	665,968	8,763,353	828,054	10,361,510	1,204,306	16,903,365	1,131,102	14,989,641
Class R2	2,963,021	39,351,317	3,768,882	47,508,238	6,352,631	91,225,077	4,406,497	59,028,236
Class R3	4,613,975	62,993,906	4,367,155	55,986,442	8,873,207	131,483,977	9,202,767	122,532,987
Class R4	1,714,680	23,383,415	897,338	11,564,585	5,201,979	76,283,993	3,359,635	45,471,115
Class 529A	2,466,123	33,440,159	2,460,862	31,428,028	2,788,966	40,626,545	2,754,084	37,204,667
Class 529B	306,882	4,077,409	437,530	5,509,322	408,710	5,833,324	434,038	5,793,299
Class 529C	1,347,206	17,972,860	1,334,273	16,828,897	1,337,170	19,131,272	1,170,878	15,589,465
	67,539,713	$916,582,078	65,076,964	$833,472,458	113,990,749	$1,666,265,071	96,993,575	$1,310,714,938

Shares issued to shareholders in reinvestment of distributions
Class A	1,709,358	$23,006,094	1,320,685	$16,657,139	2,948,169	$42,366,112	2,170,998	$28,568,369
Class B	180,964	2,417,895	182,305	2,280,266	355,171	5,045,379	392,841	5,116,089
Class C	441,367	5,862,830	374,067	4,648,007	670,488	9,494,195	545,251	7,068,680
Class I	94,360	1,279,832	77,408	983,902	65,517	954,729	31,784	422,984
Class R1	30,674	399,476	31,919	389,695	57,219	792,554	54,377	692,671
Class R2	160,711	2,107,012	159,171	1,959,224	306,605	4,322,056	280,497	3,622,690
Class R3	241,102	3,218,606	204,815	2,566,279	433,556	6,178,149	354,192	4,631,414
Class R4	39,130	519,951	68,039	858,663	144,086	2,043,360	223,899	2,947,891
Class 529A	148,756	1,990,385	141,002	1,769,989	178,456	2,551,248	155,471	2,036,042
Class 529B	14,825	195,018	21,008	258,842	19,973	281,004	28,233	364,448
Class 529C	55,768	733,862	55,966	689,551	55,262	775,320	53,653	690,027
	3,117,015	$41,730,961	2,636,385	$33,061,557	5,234,502	$74,804,106	4,291,196	$56,161,305

Notes to Financial Statements – continued

	MFS Conservative Allocation Fund – continued				MFS Moderate Allocation Fund – continued
	Year ended 5/31/13		Year ended 5/31/12		Year ended 5/31/13		Year ended 5/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(16,638,174)	$(227,263,292)	(10,035,179)	$(129,265,602)	(23,624,089)	$(346,092,831)	(17,528,090)	$(237,741,481)
Class B	(2,737,544)	(37,117,569)	(3,801,566)	(48,588,012)	(6,487,526)	(93,944,651)	(9,826,563)	(132,043,118)
Class C	(5,453,601)	(73,433,312)	(4,787,015)	(60,875,261)	(7,708,965)	(111,252,764)	(6,562,197)	(87,641,997)
Class I	(1,336,300)	(18,465,822)	(1,134,656)	(14,683,725)	(1,575,028)	(23,134,568)	(2,275,668)	(30,863,085)
Class R1	(802,227)	(10,631,670)	(564,921)	(7,074,080)	(2,002,836)	(28,626,430)	(628,776)	(8,325,894)
Class R2	(2,733,079)	(36,254,707)	(2,732,511)	(34,380,576)	(4,763,052)	(68,541,980)	(3,330,653)	(44,373,409)
Class R3	(2,710,487)	(36,790,420)	(1,495,050)	(19,159,458)	(5,581,598)	(80,792,395)	(3,152,845)	(42,987,542)
Class R4	(2,778,785)	(36,345,520)	(510,940)	(6,573,837)	(8,107,056)	(111,536,091)	(1,797,396)	(24,441,445)
Class 529A	(1,761,457)	(23,809,492)	(1,305,135)	(16,656,580)	(1,804,813)	(26,171,326)	(1,656,229)	(22,309,621)
Class 529B	(504,037)	(6,721,022)	(716,213)	(8,996,048)	(600,439)	(8,583,185)	(892,919)	(11,881,126)
Class 529C	(1,033,346)	(13,795,663)	(872,772)	(10,946,605)	(846,184)	(12,122,901)	(891,933)	(11,870,089)
	(38,489,037)	$(520,628,489)	(27,955,958)	$(357,199,784)	(63,101,586)	$(910,799,122)	(48,543,269)	$(654,478,807)

Net change
Class A	18,729,063	$254,394,740	23,999,245	$308,252,874	36,725,271	$538,918,292	33,959,380	$460,399,966
Class B	787,569	10,324,388	1,136,831	14,642,922	(552,158)	(8,453,270)	(2,154,671)	(28,792,360)
Class C	8,768,106	118,573,369	7,213,936	91,755,987	14,745,842	214,707,981	8,653,667	116,582,534
Class I	1,437,550	19,593,818	828,907	10,790,367	1,548,562	23,040,116	1,024,554	14,801,829
Class R1	(105,585)	(1,468,841)	295,052	3,677,125	(741,311)	(10,930,511)	556,703	7,356,418
Class R2	390,653	5,203,622	1,195,542	15,086,886	1,896,184	27,005,153	1,356,341	18,277,517
Class R3	2,144,590	29,422,092	3,076,920	39,393,263	3,725,165	56,869,731	6,404,114	84,176,859
Class R4	(1,024,975)	(12,442,154)	454,437	5,849,411	(2,760,991)	(33,208,738)	1,786,138	23,977,561
Class 529A	853,422	11,621,052	1,296,729	16,541,437	1,162,609	17,006,467	1,253,326	16,931,088
Class 529B	(182,330)	(2,448,595)	(257,675)	(3,227,884)	(171,756)	(2,468,857)	(430,648)	(5,723,379)
Class 529C	369,628	4,911,059	517,467	6,571,843	546,248	7,783,691	332,598	4,409,403
	32,167,691	$437,684,550	39,757,391	$509,334,231	56,123,665	$830,270,055	52,741,502	$712,397,436

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Year ended 5/31/13		Year ended 5/31/12		Year ended 5/31/13		Year ended 5/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	36,350,019	$559,678,140	29,832,767	$416,860,447	7,098,510	$112,624,675	6,526,009	$92,142,034
Class B	3,196,536	47,804,607	4,631,408	64,007,513	689,713	10,575,899	884,596	12,344,277
Class C	11,010,601	167,632,985	7,779,621	107,075,521	2,415,339	37,660,815	1,905,016	26,389,222
Class I	1,994,786	31,111,217	1,615,430	22,952,315	1,049,075	16,623,528	671,027	9,467,599
Class R1	989,991	14,280,861	617,379	8,306,215	157,037	2,374,490	244,293	3,305,721
Class R2	3,441,696	51,650,807	2,620,913	36,219,925	1,478,842	22,586,148	1,498,072	20,694,833
Class R3	4,448,028	68,430,281	4,016,414	55,514,541	2,577,432	41,339,757	3,621,278	48,820,612
Class R4	2,948,620	45,532,142	1,164,202	16,475,196	1,196,780	19,005,846	803,489	11,381,656
Class 529A	2,586,824	39,330,830	2,631,092	36,454,516	1,308,565	20,406,150	1,219,408	16,993,988
Class 529B	279,128	4,146,019	357,445	4,873,457	113,206	1,712,120	123,624	1,705,532
Class 529C	848,638	12,648,961	850,540	11,619,434	397,897	6,034,880	343,739	4,658,618
	68,094,867	$1,042,246,850	56,117,211	$780,359,080	18,482,396	$290,944,308	17,840,551	$247,904,092

Notes to Financial Statements – continued

	MFS Growth Allocation Fund – continued				MFS Aggressive Growth Allocation Fund – continued
	Year ended 5/31/13		Year ended 5/31/12		Year ended 5/31/13		Year ended 5/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,765,296	$26,567,701	1,985,808	$26,490,525	355,856	$5,473,061	432,673	$5,797,815
Class B	187,435	2,798,421	332,223	4,395,316	23,920	363,099	46,047	608,271
Class C	320,710	4,759,318	424,623	5,592,291	46,353	699,931	65,050	856,715
Class I	53,665	812,482	53,412	716,793	28,580	444,991	31,151	422,402
Class R1	30,236	439,628	46,666	601,993	4,350	64,647	12,283	158,933
Class R2	180,773	2,668,206	246,421	3,225,653	63,688	961,053	85,383	1,122,784
Class R3	205,785	3,072,366	255,903	3,388,161	81,112	1,237,772	109,991	1,462,888
Class R4	36,817	552,987	99,737	1,328,494	13,003	200,246	77,797	1,042,479
Class 529A	160,226	2,395,376	196,539	2,604,147	62,158	949,341	75,181	1,001,412
Class 529B	14,124	208,756	29,192	382,122	1,947	29,242	3,627	47,439
Class 529C	34,289	503,363	49,647	646,897	7,809	116,427	10,710	139,203
	2,989,356	$44,778,604	3,720,171	$49,372,392	688,776	$10,539,810	949,893	$12,660,341

Shares reacquired
Class A	(18,366,374)	$(281,131,542)	(16,760,716)	$(233,893,534)	(7,449,935)	$(117,996,848)	(5,677,911)	$(80,119,339)
Class B	(6,758,758)	(102,009,034)	(9,840,628)	(135,297,804)	(2,142,334)	(33,026,254)	(3,085,940)	(42,677,284)
Class C	(5,831,362)	(87,606,088)	(6,169,308)	(84,428,457)	(1,806,149)	(27,685,900)	(2,166,027)	(29,935,271)
Class I	(1,006,424)	(15,534,690)	(813,956)	(11,182,679)	(617,292)	(9,285,454)	(441,953)	(6,347,020)
Class R1	(1,419,778)	(20,900,931)	(709,129)	(9,665,659)	(545,750)	(8,088,650)	(468,175)	(6,359,256)
Class R2	(3,571,986)	(53,418,027)	(2,896,370)	(39,534,127)	(2,197,789)	(33,721,733)	(1,807,999)	(24,881,757)
Class R3	(3,191,141)	(48,580,000)	(2,115,688)	(29,601,583)	(2,243,716)	(34,845,368)	(1,192,111)	(16,994,599)
Class R4	(4,081,709)	(57,461,154)	(747,387)	(10,616,696)	(4,224,616)	(59,544,555)	(888,706)	(12,649,757)
Class 529A	(1,984,139)	(30,094,781)	(1,863,444)	(25,853,611)	(1,207,484)	(18,662,446)	(1,184,322)	(16,619,134)
Class 529B	(736,860)	(10,971,778)	(901,550)	(12,236,222)	(221,582)	(3,342,593)	(309,463)	(4,213,237)
Class 529C	(810,013)	(12,045,902)	(748,675)	(10,186,850)	(368,852)	(5,526,745)	(474,774)	(6,474,374)
	(47,758,544)	$(719,753,927)	(43,566,851)	$(602,497,222)	(23,025,499)	$(351,726,546)	(17,697,381)	$(247,271,028)

Net change
Class A	19,748,941	$305,114,299	15,057,859	$209,457,438	4,431	$100,888	1,280,771	$17,820,510
Class B	(3,374,787)	(51,406,006)	(4,876,997)	(66,894,975)	(1,428,701)	(22,087,256)	(2,155,297)	(29,724,736)
Class C	5,499,949	84,786,215	2,034,936	28,239,355	655,543	10,674,846	(195,961)	(2,689,334)
Class I	1,042,027	16,389,009	854,886	12,486,429	460,363	7,783,065	260,225	3,542,981
Class R1	(399,551)	(6,180,442)	(45,084)	(757,451)	(384,363)	(5,649,513)	(211,599)	(2,894,602)
Class R2	50,483	900,986	(29,036)	(88,549)	(655,259)	(10,174,532)	(224,544)	(3,064,140)
Class R3	1,462,672	22,922,647	2,156,629	29,301,119	414,828	7,732,161	2,539,158	33,288,901
Class R4	(1,096,272)	(11,376,025)	516,552	7,186,994	(3,014,833)	(40,338,463)	(7,420)	(225,622)
Class 529A	762,911	11,631,425	964,187	13,205,052	163,239	2,693,045	110,267	1,376,266
Class 529B	(443,608)	(6,617,003)	(514,913)	(6,980,643)	(106,429)	(1,601,231)	(182,212)	(2,460,266)
Class 529C	72,914	1,106,422	151,512	2,079,481	36,854	624,562	(120,325)	(1,676,553)
	23,325,679	$367,271,527	16,270,531	$227,234,250	(3,854,327)	$(50,242,428)	1,093,063	$13,293,405

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary

Notes to Financial Statements – continued

financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2013, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$12,158	$22,546	$18,543	$6,699
Interest Expense	$—	$—	$—	$—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Conservative Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund (r)	3,759,940	5,466,681	(4,249,095)	4,977,526
MFS Commodity Strategy Fund (r)	2,020,034	2,839,145	(2,153,612)	2,705,567
MFS Emerging Markets Debt Fund (r)	3,654,646	4,673,136	(3,766,995)	4,560,787
MFS Global Bond Fund (r)	8,772,470	12,879,738	(9,692,517)	11,959,691
MFS Global Real Estate Fund (r)	1,397,094	1,628,954	(1,512,561)	1,513,487
MFS Government Securities Fund (r)	17,347,100	24,166,379	(17,889,642)	23,623,837
MFS Growth Fund (r)	2,313,626	2,779,481	(2,517,930)	2,575,177
MFS High Income Fund (r)	26,486,596	34,120,422	(27,232,558)	33,374,460
MFS Inflation-Adjusted Bond Fund (r)	16,169,992	26,174,602	(20,581,281)	21,763,313
MFS Institutional Money Market Portfolio	27	56,520,474	(56,520,475)	26
MFS International Growth Fund (r)	1,498,647	1,953,645	(1,637,135)	1,815,157
MFS International Value Fund (r)	1,443,257	1,694,261	(1,572,272)	1,565,246
MFS Limited Maturity Fund (r)	29,819,829	42,658,131	(32,575,048)	39,902,912
MFS Mid Cap Growth Fund (r)	7,596,080	9,873,641	(9,071,570)	8,398,151
MFS Mid Cap Value Fund (r)	5,280,692	6,295,509	(6,038,443)	5,537,758
MFS New Discovery Fund (r)	901,186	1,115,522	(1,056,132)	960,576
MFS New Discovery Value Fund (r)	1,865,764	2,322,928	(2,108,747)	2,079,945
MFS Research Bond Fund (r)	28,564,261	38,124,313	(29,223,846)	37,464,728
MFS Research Fund (r)	4,063,796	4,837,916	(4,384,342)	4,517,370
MFS Research International Fund (r)	5,323,565	6,455,555	(5,891,264)	5,887,856
MFS Value Fund (r)	4,601,800	5,368,503	(5,003,796)	4,966,507

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(34,347)	$—	$605,873	$48,431,330
MFS Commodity Strategy Fund	(693,787)	—	190,862	24,025,433
MFS Emerging Markets Debt Fund	(16,701)	413,818	3,151,568	71,239,490
MFS Global Bond Fund	(143,847)	2,470,452	2,644,751	118,042,147
MFS Global Real Estate Fund	34,066	760,898	749,554	22,853,649
MFS Government Securities Fund	(20,469)	—	6,433,714	241,199,379
MFS Growth Fund	120,560	—	—	147,789,394
MFS High Income Fund	(68,075)	—	6,959,958	120,481,800
MFS Inflation-Adjusted Bond Fund	12,580	1,229,046	3,207,132	237,655,383
MFS Institutional Money Market Portfolio	—	—	470	26
MFS International Growth Fund	(27,833)	154,026	508,236	47,557,111
MFS International Value Fund	125,338	—	814,386	47,348,681
MFS Limited Maturity Fund	(198,522)	—	5,046,694	243,008,733
MFS Mid Cap Growth Fund	171,815	—	—	98,930,215
MFS Mid Cap Value Fund	288,314	—	950,554	98,793,606
MFS New Discovery Fund	62,128	—	—	25,436,056
MFS New Discovery Value Fund	62,323	921,341	184,156	25,250,537
MFS Research Bond Fund	11,978	—	11,914,127	409,489,481
MFS Research Fund	92,241	—	1,289,744	148,350,438
MFS Research International Fund	(216,329)	—	1,735,869	94,558,973
MFS Value Fund	172,196	946,164	2,600,981	147,654,253
	$(266,371)	$6,895,745	$48,988,629	$2,418,096,115

Notes to Financial Statements – continued

	MFS Moderate Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund (r)	3,586,715	5,291,092	(4,031,953)	4,845,854
MFS Commodity Strategy Fund (r)	11,258,333	16,627,649	(12,061,046)	15,824,936
MFS Emerging Markets Debt Fund (r)	6,868,071	9,318,732	(7,262,535)	8,924,268
MFS Global Bond Fund (r)	16,632,485	25,168,823	(18,331,627)	23,469,681
MFS Global Real Estate Fund (r)	5,190,603	6,278,210	(5,524,444)	5,944,369
MFS Government Securities Fund (r)	33,041,114	46,971,898	(33,919,782)	46,093,230
MFS Growth Fund (r)	5,745,834	6,890,170	(6,019,707)	6,616,297
MFS High Income Fund (r)	50,156,966	67,639,055	(52,768,950)	65,027,071
MFS Inflation-Adjusted Bond Fund (r)	15,370,341	25,898,631	(19,949,257)	21,319,715
MFS Institutional Money Market Portfolio	47,971	118,652,963	(118,700,911)	23
MFS International Growth Fund (r)	4,135,105	5,542,511	(4,383,698)	5,293,918
MFS International New Discovery Fund (r)	1,566,760	1,852,255	(1,666,302)	1,752,713
MFS International Value Fund (r)	4,004,680	4,884,680	(4,315,821)	4,573,539
MFS Mid Cap Growth Fund (r)	24,707,231	31,780,016	(28,182,388)	28,304,859
MFS Mid Cap Value Fund (r)	17,212,259	20,414,770	(18,957,909)	18,669,120
MFS New Discovery Fund (r)	2,510,033	3,096,565	(2,827,401)	2,779,197
MFS New Discovery Value Fund (r)	5,207,915	6,452,842	(5,649,444)	6,011,313
MFS Research Bond Fund (r)	38,409,511	53,693,682	(40,504,324)	51,598,869
MFS Research Fund (r)	10,103,883	12,018,209	(10,519,789)	11,602,303
MFS Research International Fund (r)	14,665,120	18,536,000	(16,003,672)	17,197,448
MFS Value Fund (r)	11,405,770	13,330,526	(11,978,684)	12,757,612

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(72,016)	$—	$566,114	$47,150,161
MFS Commodity Strategy Fund	(3,850,163)	—	1,050,794	140,525,436
MFS Emerging Markets Debt Fund	(54,212)	758,910	5,903,625	139,397,071
MFS Global Bond Fund	(427,790)	4,539,920	4,961,752	231,645,751
MFS Global Real Estate Fund	(52,073)	2,856,083	2,760,205	89,759,967
MFS Government Securities Fund	(78,250)	—	12,120,031	470,611,882
MFS Growth Fund	(156,902)	—	—	379,709,277
MFS High Income Fund	(897,209)	—	13,033,294	234,747,728
MFS Inflation-Adjusted Bond Fund	27,294	1,127,085	3,002,702	232,811,283
MFS Institutional Money Market Portfolio	—	—	919	23
MFS International Growth Fund	(130,350)	422,373	1,393,695	138,700,654
MFS International New Discovery Fund	(30,710)	—	517,210	46,411,844
MFS International Value Fund	25,151	—	2,236,257	138,349,565
MFS Mid Cap Growth Fund	41,567	—	—	333,431,235
MFS Mid Cap Value Fund	71,356	—	3,047,958	333,057,105
MFS New Discovery Fund	36,136	—	—	73,593,140
MFS New Discovery Value Fund	62,530	2,548,275	504,924	72,977,338
MFS Research Bond Fund	72,348	—	15,766,492	563,975,635
MFS Research Fund	(191,546)	—	3,155,101	381,019,625
MFS Research International Fund	(821,457)	—	4,769,325	276,191,010
MFS Value Fund	(95,773)	2,317,002	6,442,581	379,283,795
	$(6,522,069)	$14,569,648	$81,232,979	$4,703,349,525

	MFS Growth Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund (r)	3,089,597	4,289,824	(3,468,173)	3,911,248
MFS Commodity Strategy Fund (r)	12,797,010	17,580,147	(13,345,092)	17,032,065
MFS Emerging Markets Debt Fund (r)	5,924,698	7,687,925	(6,410,350)	7,202,273
MFS Emerging Markets Equity Fund (r)	949,405	1,197,655	(1,001,536)	1,145,524
MFS Global Bond Fund (r)	11,504,338	16,303,127	(12,645,262)	15,162,203
MFS Global Real Estate Fund (r)	6,656,942	7,638,319	(7,085,720)	7,209,541

Notes to Financial Statements – continued

	MFS Growth Allocation Fund – continued
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund (r)	6,728,684	7,461,857	(6,895,109)	7,295,432
MFS High Income Fund (r)	43,323,307	55,652,921	(46,494,906)	52,481,322
MFS Inflation-Adjusted Bond Fund (r)	13,331,220	20,558,828	(16,678,496)	17,211,552
MFS Institutional Money Market Portfolio	37	53,918,861	(53,918,865)	33
MFS International Growth Fund (r)	5,824,016	7,383,122	(6,085,734)	7,121,404
MFS International New Discovery Fund (r)	2,653,646	2,943,577	(2,768,186)	2,829,037
MFS International Value Fund (r)	5,663,542	6,507,782	(6,010,969)	6,160,355
MFS Mid Cap Growth Fund (r)	27,057,806	31,400,704	(29,221,445)	29,237,065
MFS Mid Cap Value Fund (r)	18,850,182	20,227,800	(19,780,426)	19,297,556
MFS New Discovery Fund (r)	2,858,004	3,251,466	(3,131,197)	2,978,273
MFS New Discovery Value Fund (r)	5,911,389	6,843,274	(6,317,731)	6,436,932
MFS Research Bond Fund (r)	8,310,231	11,123,194	(9,020,115)	10,413,310
MFS Research Fund (r)	8,608,321	9,521,689	(8,810,974)	9,319,036
MFS Research International Fund (r)	14,439,195	17,065,718	(15,309,475)	16,195,438
MFS Value Fund (r)	13,335,209	14,550,351	(13,777,365)	14,108,195

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(11,100)	$—	$468,961	$38,056,442
MFS Commodity Strategy Fund	403,353	—	1,144,084	151,244,733
MFS Emerging Markets Debt Fund	2,140,922	626,959	4,894,518	112,499,503
MFS Emerging Markets Equity Fund	814,298	—	335,984	37,069,151
MFS Global Bond Fund	330,278	2,988,751	3,285,976	149,650,943
MFS Global Real Estate Fund	2,803,542	3,505,360	3,408,984	108,864,075
MFS Growth Fund	3,613,562	—	—	418,684,860
MFS High Income Fund	3,864,063	—	10,809,513	189,457,574
MFS Inflation-Adjusted Bond Fund	2,622,869	928,883	2,493,066	187,950,148
MFS Institutional Money Market Portfolio	—	—	364	33
MFS International Growth Fund	2,807,033	580,132	1,914,249	186,580,788
MFS International New Discovery Fund	1,352,039	—	850,995	74,912,889
MFS International Value Fund	4,458,172	—	3,070,645	186,350,732
MFS Mid Cap Growth Fund	5,153,650	—	—	344,412,630
MFS Mid Cap Value Fund	7,616,685	—	3,224,357	344,268,406
MFS New Discovery Fund	3,387,245	—	—	78,864,666
MFS New Discovery Value Fund	1,166,515	2,782,212	553,436	78,144,353
MFS Research Bond Fund	1,688,200	—	3,269,496	113,817,476
MFS Research Fund	2,917,369	—	2,593,920	306,037,131
MFS Research International Fund	5,512,832	—	4,581,184	260,098,741
MFS Value Fund	5,183,731	2,615,671	7,338,001	419,436,629
	$57,825,258	$14,027,968	$54,237,733	$3,786,401,903

	MFS Aggressive Growth Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund (r)	6,193,199	7,843,633	(6,768,476)	7,268,356
MFS Emerging Markets Equity Fund (r)	732,875	882,174	(835,512)	779,537
MFS Global Real Estate Fund (r)	4,295,821	4,659,101	(4,915,861)	4,039,061
MFS Growth Fund (r)	3,082,455	3,265,710	(3,391,187)	2,956,978
MFS Institutional Money Market Portfolio	408,265	74,724,793	(74,325,641)	807,417
MFS International Growth Fund (r)	3,601,855	4,431,068	(4,147,836)	3,885,087
MFS International New Discovery Fund (r)	2,056,403	2,233,063	(2,357,841)	1,931,625
MFS International Value Fund (r)	3,516,177	3,991,716	(4,160,886)	3,347,007
MFS Mid Cap Growth Fund (r)	11,650,844	11,769,648	(12,284,481)	11,136,011
MFS Mid Cap Value Fund (r)	8,125,514	7,703,283	(8,499,725)	7,329,072
MFS New Discovery Fund (r)	1,382,145	1,513,996	(1,633,732)	1,262,409
MFS New Discovery Value Fund (r)	2,864,930	3,033,499	(3,155,435)	2,742,994

Notes to Financial Statements – continued

	MFS Aggressive Growth Allocation Fund – continued
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Research Fund (r)	3,754,288	3,977,892	(4,141,897)	3,590,283
MFS Research International Fund (r)	6,371,251	7,436,846	(7,513,317)	6,294,780
MFS Value Fund (r)	6,115,144	6,452,952	(6,857,972)	5,710,124

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(692,716)	$—	$499,231	$64,543,006
MFS Emerging Markets Equity Fund	970,352	—	234,874	25,225,822
MFS Global Real Estate Fund	2,386,747	2,027,728	1,994,997	60,989,822
MFS Growth Fund	3,818,363	—	—	169,700,939
MFS Institutional Money Market Portfolio	—	—	1,044	807,417
MFS International Growth Fund	3,739,434	326,012	1,075,732	101,789,275
MFS International New Discovery Fund	2,312,293	—	599,340	51,149,435
MFS International Value Fund	5,308,081	—	1,734,242	101,246,950
MFS Mid Cap Growth Fund	4,188,771	—	—	131,182,204
MFS Mid Cap Value Fund	5,581,366	—	1,263,188	130,750,653
MFS New Discovery Fund	1,722,473	—	—	33,428,592
MFS New Discovery Value Fund	532,359	1,218,875	243,720	33,299,948
MFS Research Fund	3,639,635	—	1,028,491	117,904,888
MFS Research International Fund	2,917,584	—	1,846,262	101,094,172
MFS Value Fund	3,800,337	1,091,878	3,133,279	169,761,989
	$40,225,079	$4,664,493	$13,654,400	$1,292,875,112

(r)	During the year ended May 31, 2013, the fund’s investment in the underlying fund’s Class I shares was converted to Class R5 shares. The fund became a shareholder of Class R5 and received Class R5 shares with a total net asset value equal to its Class I shares at the time of the conversion. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and Shareholders of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund:

We have audited the accompanying statements of assets and liabilities of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the Funds) (four of the portfolios comprising MFS Series Trust X), including the portfolios of investments, as of May 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the transfer agent and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at May 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 17, 2013

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (Age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A

INDEPENDENT TRUSTEES
David H. Gunning (Age 71)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler (Age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (Age 58)	Trustee	January 2009	Private investor	N/A

William R. Gutow (Age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (Age 68)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director

John P. Kavanaugh (Age 58)	Trustee	January 2009	Private investor	N/A

J. Dale Sherratt (Age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A

Laurie J. Thomsen (Age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (Age 72)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
John M. Corcoran (k) (Age 48)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until 2008)	N/A

Christopher R. Bohane (k) (Age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

Kino Clark (k) (Age 45)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (Age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (Age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

David L. DiLorenzo (k) (Age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Robyn L. Griffin (Age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (until 2008)	N/A

Brian E. Langenfeld (k) (Age 40)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (Age 63)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (Age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (Age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (Age 61)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (Age 69)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (Age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (Age 53)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199-7618

Distributor

MFS Fund Distributors, Inc.

111 Huntington Avenue

Boston, MA 02199-7618

Portfolio Manager

Joseph Flaherty

Custodian State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111-2900 Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site  (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Website at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2013 income tax forms in January 2014. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

For corporate shareholders, the following percentages of each fund’s ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction:

Dividends Received Deductions
MFS Conservative Allocation Fund	11.76%
MFS Moderate Allocation Fund	18.23%
MFS Growth Allocation Fund	27.59%
MFS Aggressive Growth Allocation Fund	39.09%

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

May 31, 2013

MFS® GLOBAL BOND FUND

GLB-ANN

MFS® GLOBAL BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Emerging Markets Bonds	54.3%
Non-U.S. Government Bonds	27.6%
U.S. Treasury Securities	10.2%
Commercial Mortgage-Backed Securities	0.5%
High Yield Corporates	0.3%
U.S. Government Agencies	0.2%
Mortgage-Backed Securities	0.1%
High Grade Corporates	0.1%

Composition including fixed income credit quality (a)(i)
AAA	4.6%
AA	5.7%
A	21.1%
BBB	31.4%
BB	8.0%
B	2.6%
CCC (o)	0.0%
U.S. Government	11.8%
Federal Agencies	0.3%
Not Rated	7.8%
Cash & Other	6.7%

Portfolio facts (i)
Average Duration (d)	5.6
Average Effective Maturity (m)	8.3 yrs.

Issuer country weightings (i)(x)
United States	17.8%
Japan	8.5%
Brazil	7.6%
Mexico	6.8%
Russia	6.8%
Turkey	4.7%
Italy	4.6%
South Africa	4.3%
Poland	3.4%
Other Countries	35.5%

Currency exposure weightings (i)(y)
United States Dollar	22.2%
Euro	11.1%
Japanese Yen	10.1%
Brazilian Real	5.7%
Malaysian Ringgit	5.7%
Polish Zloty	5.3%
Russian Ruble	5.1%
Turkish Lira	5.0%
Mexican Peso	4.9%
Other Countries	24.9%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended May 31, 2013, Class A shares of the MFS Global Bond Fund (“fund”) provided a total return of 0.39%, at net asset value. This compares with a return of –4.47% for the fund’s benchmark, the JPMorgan Global Government Bond Index (Unhedged).

Market Environment

In the months prior to the beginning of the period, the market was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions.

By the beginning of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the middle of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the calendar year, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, year-end fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline. A last minute political agreement averted the worst-case scenario and markets gravitated towards risk assets again, though the implementation of the U.S. budget sequester, combined with the uncertainty surrounding the Italian election results, inserted a greater degree of caution as the reporting period ended.

During the first few months of 2013, market sentiment improved markedly, as global macroeconomic indicators improved and fears of fiscal austerity in the U.S. waned. By the end of the period, however, global growth dynamics looked to be weakening again, though markets were generally unfazed, continuing their risk-on path, especially in light of continued easing by global central banks and the Bank of Japan in particular.

Contributors to Performance

The fund’s lesser exposure to the Japanese yen aided relative results as the yen depreciated versus the U.S. dollar due, in part, to the Japanese government’s announcement of new stimulus policies. Overweight positions in the Hungarian forint and Mexican peso and a relative underweight of the British pound also drove results. Positioning along the yield curve (y) also benefited relative performance, particularly the fund’s exposure to Europe. The fund also benefited from its exposure to emerging markets debt, particularly to Russia, Turkey, Peru, Colombia, Poland and Hungary.

4

Management Review – continued

Detractors from Performance

During the reporting period, the fund’s greater exposure to the South African rand, Turkish lira and Brazilian real detracted from performance relative to the JPMorgan Global Government Bond Index (Unhedged) as both currencies depreciated against the U.S. dollar. A lesser exposure to the relatively strong-performing euro also held back results. Relative underweight exposure to Italian and Spanish bonds, as well as overweight exposure to Brazilian bonds detracted from relative performance.

Respectfully,

Ward Brown	Matthew Ryan	Erik Weisman
Portfolio Manager	Portfolio Manager	Portfolio Manager

(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward-sloping, with short term-rates lower than long term rates.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

5

PERFORMANCE SUMMARY THROUGH 5/31/13

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

6

Performance Summary – continued

Total Returns through 5/31/13

Average annual without sales charge

Share class	Class inception date	1-yr	Life (t)
A	6/02/10	0.39%	4.45%
B	6/02/10	(0.38)%	3.50%
C	6/02/10	(0.38)%	3.50%
I	6/02/10	0.53%	4.50%
R1	6/02/10	(0.28)%	3.50%
R2	6/02/10	0.23%	4.04%
R3	6/02/10	0.47%	4.29%
R4	6/02/10	0.73%	4.54%
R5	10/01/12	N/A	(3.39)%
Comparative benchmark
JPMorgan Global Government Bond Index (Unhedged) (f)		(4.47)%	3.68%
Average annual with sales charge
A With Initial Sales Charge (4.75%)		(4.38)%	2.77%
B With CDSC (Declining over six years from 4% to 0%) (x)		(4.20)%	2.57%
C With CDSC (1% for 12 months) (x)		(1.33)%	3.50%

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Benchmark Definition

JPMorgan Global Government Bond Index (Unhedged) – measures developed government bond markets around the world.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable.

7

Performance Summary – continued

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

8

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 1, 2012 through May 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2012 through May 31, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Expenses Paid During Period (p) 12/01/12-5/31/13
A	Actual	1.10%	$1,000.00	$958.99	$5.37
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
B	Actual	1.85%	$1,000.00	$955.96	$9.02
	Hypothetical (h)	1.85%	$1,000.00	$1,015.71	$9.30
C	Actual	1.85%	$1,000.00	$955.06	$9.02
	Hypothetical (h)	1.85%	$1,000.00	$1,015.71	$9.30
I	Actual	0.85%	$1,000.00	$959.88	$4.15
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28
R1	Actual	1.85%	$1,000.00	$955.96	$9.02
	Hypothetical (h)	1.85%	$1,000.00	$1,015.71	$9.30
R2	Actual	1.35%	$1,000.00	$958.44	$6.59
	Hypothetical (h)	1.35%	$1,000.00	$1,018.20	$6.79
R3	Actual	1.10%	$1,000.00	$959.64	$5.37
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
R4	Actual	0.85%	$1,000.00	$960.85	$4.16
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28
R5	Actual	0.84%	$1,000.00	$960.40	$4.11
	Hypothetical (h)	0.84%	$1,000.00	$1,020.74	$4.23

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

10

PORTFOLIO OF INVESTMENTS

5/31/13

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 89.6%
Issuer	Shares/Par		Value ($)
Asset-Backed & Securitized - 0.5%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		$870,221	$895,332
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		870,221	972,289
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.814%, 2049		1,111,221	1,172,835

			$3,040,456
Automotive - 0.2%
Automotores Gildemeister S.A., 8.25%, 2021		$530,000	$514,100
Automotores Gildemeister S.A., 6.75%, 2023 (n)		402,000	367,830

			$881,930
Broadcasting - 0.1%
Grupo Televisa S.A.B., 7.25%, 2043	MXN	11,230,000	$806,102

Building - 0.4%
CEMEX Espana S.A., 9.25%, 2020		$949,000	$1,017,803
CEMEX Finance LLC, 9.5%, 2016		325,000	344,500
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020 (n)		661,000	710,575

			$2,072,878
Business Services - 0.2%
Rolta LLC, 10.75%, 2018 (z)		$912,000	$948,480

Conglomerates - 0.2%
Metalloinvest Finance Ltd., 5.625%, 2020 (n)		$945,000	$937,884

Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.375%, 2017		$526,000	$447,100
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021		261,000	219,240
Kaisa Group Holdings Ltd., 8.875%, 2018 (n)		427,000	437,675

			$1,104,015
Consumer Products - 0.2%
Falabella S.A., 6.5%, 2023 (n)	CLP	717,500,000	$1,394,063

11

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 3.1%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)		$968,000	$994,620
Banco do Brasil S.A., FRN, 6.201%, 2049 (n)		680,000	657,900
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)		957,000	1,047,915
Empresa de Telecomunicaciones de Bogota S.A., 7%, 2023 (n)	COP	1,164,000,000	626,753
Gazprombank OJSC, 8.617%, 2015	RUB	81,500,000	2,579,199
Kazagro National Management Holdings, 4.625%, 2023 (z)		$1,168,000	1,112,245
Magyar Export-Import Bank, 5.5%, 2018 (n)		460,000	471,887
Novatek Finance Ltd., 7.75%, 2017 (n)	RUB	65,200,000	2,057,233
Petroleos de Venezuela S.A., 5.125%, 2016		$562,000	488,940
Petroleos Mexicanos, 7.65%, 2021	MXN	13,761,000	1,190,737
RZD Capital PLC, 8.3%, 2019	RUB	79,800,000	2,605,997
Transnet Ltd., 9.25%, 2017	ZAR	8,000,000	855,349
Transnet Ltd., 10.5%, 2020	ZAR	25,000,000	2,844,029

			$17,532,804
Emerging Market Sovereign - 38.4%
Brazil Notas do Tesouro Nacional, 10%, 2017	BRL	9,406,000	$4,453,146
Brazil Notas do Tesouro Nacional, 10%, 2021	BRL	6,341,000	2,908,443
Dominican Republic, 5.875%, 2024 (n)		$900,000	918,000
Federative Republic of Brazil, 8.5%, 2024	BRL	1,596,000	769,386
Federative Republic of Brazil, Capital Appreciation, 0%, 2014	BRL	3,447,000	1,535,275
Government of Malaysia, 3.172%, 2016	MYR	9,103,000	2,934,850
Government of Malaysia, 4.012%, 2017	MYR	2,896,000	959,987
Government of Malaysia, 4.378%, 2019	MYR	4,738,000	1,614,303
Government of Malaysia, 4.16%, 2021	MYR	11,858,000	4,036,132
Government of Malaysia, 4.392%, 2026	MYR	3,568,000	1,243,400
Government of Malaysia, 4.127%, 2032	MYR	4,627,000	1,575,520
Government of Poland, 3.75%, 2018	PLN	8,956,000	2,797,763
Government of Poland, 5.5%, 2019	PLN	6,155,000	2,110,834
Government of Poland, 5.75%, 2021	PLN	3,229,000	1,144,238
Government of Poland, 5.75%, 2022	PLN	8,485,000	3,028,699
Government of Poland, Capital Appreciation, 0%, 2014	PLN	6,978,000	2,084,065
Government of Romania, 5.8%, 2015	RON	660,000	200,059
Government of Romania, 5.75%, 2016	RON	2,970,000	901,583
Government of Romania, 5.85%, 2023	RON	13,720,000	4,335,090
Government of Romania, 5.8%, 2027	RON	1,000,000	309,004
Government of Thailand, 3.625%, 2023	THB	111,070,000	3,706,095
Government of Thailand, 3.625%, 2015	THB	108,755,000	3,654,901
Islamic Republic of Pakistan, 6.875%, 2017		$318,000	305,280
Islamic Republic of Pakistan, 7.875%, 2036		203,000	170,520

12

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Kingdom of Thailand, 3.65%, 2021	THB	130,854,000	$4,408,239
Kingdom of Thailand, 3.58%, 2027	THB	28,000,000	895,863
Oriental Republic of Uruguay, 5%, 2018	UYU	83,107,049	4,804,851
Oriental Republic of Uruguay, 4.375%, 2028	UYU	17,818,528	1,108,748
Republic of Chile, 6%, 2022	CLP	605,000,000	1,276,362
Republic of Colombia, 7.5%, 2026	COP	7,065,500,000	4,078,691
Republic of Cote d’Ivoire, 5.75%, 2032		$1,389,000	1,291,770
Republic of Croatia, 5.5%, 2023 (n)		828,000	844,767
Republic of Guatemala, 5.75%, 2022 (n)		228,000	246,240
Republic of Hungary, 8%, 2015	HUF	386,170,000	1,790,775
Republic of Hungary, 7.75%, 2015	HUF	147,890,000	692,688
Republic of Hungary, 5.5%, 2016	HUF	926,230,000	4,161,293
Republic of Hungary, 6.75%, 2017	HUF	1,233,560,000	5,759,972
Republic of Hungary, 6.75%, 2017	HUF	790,610,000	3,714,772
Republic of Hungary, 5.375%, 2023		$1,780,000	1,773,325
Republic of Indonesia, 7%, 2022	IDR	32,247,000,000	3,540,299
Republic of Indonesia, 5.625%, 2023	IDR	22,000,000,000	2,189,334
Republic of Indonesia, 8.375%, 2026	IDR	35,665,000,000	4,258,456
Republic of Indonesia, 7%, 2027	IDR	20,000,000,000	2,126,409
Republic of Indonesia, 8.25%, 2032	IDR	29,058,000,000	3,411,009
Republic of Indonesia, 6.625%, 2033	IDR	19,169,000,000	1,905,536
Republic of Nigeria, 7%, 2019	NGN	560,794,000	2,790,145
Republic of Nigeria, Capital Appreciation, 0%, 2013	NGN	454,305,000	2,807,329
Republic of Nigeria, Capital Appreciation, 0%, 2013	NGN	145,423,000	863,998
Republic of Nigeria, Capital Appreciation, 0%, 2013	NGN	432,233,000	2,560,202
Republic of Peru, 7.84%, 2020	PEN	4,422,000	1,915,475
Republic of Peru, GDN, 6.95%, 2031	PEN	2,160,000	895,886
Republic of Poland, 5.25%, 2017	PLN	13,934,000	4,616,776
Republic of Poland, 5.25%, 2020	PLN	8,749,000	2,984,343
Republic of Rwanda, 6.625%, 2023 (n)		$447,000	419,063
Republic of Serbia, 5.25%, 2017 (n)		231,000	235,389
Republic of Slovenia, 5.85%, 2023 (z)		930,000	920,700
Republic of South Africa, 13.5%, 2015	ZAR	23,216,000	2,681,205
Republic of South Africa, 8%, 2018	ZAR	54,277,000	5,758,450
Republic of South Africa, 7.25%, 2020	ZAR	16,745,000	1,708,192
Republic of South Africa, 6.75%, 2021	ZAR	22,433,000	2,213,146
Republic of South Africa, 5.5%, 2023	ZAR	4,072,860	601,287
Republic of South Africa, 10.5%, 2026	ZAR	23,289,000	2,871,769
Republic of South Africa, 7%, 2031	ZAR	38,342,000	3,395,494
Republic of South Africa, 6.5%, 2041	ZAR	15,725,000	1,224,360
Republic of Turkey, 8%, 2014	TRY	4,229,000	2,301,389
Republic of Turkey, 6.5%, 2015	TRY	5,631,000	3,019,238
Republic of Turkey, 10%, 2015	TRY	996,000	568,079

13

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Turkey, 9%, 2016	TRY	5,483,000	$3,103,861
Republic of Turkey, 10.5%, 2020	TRY	3,224,000	2,071,280
Republic of Turkey, 8.5%, 2022	TRY	4,071,399	2,402,615
Republic of Turkey, Capital Appreciation, 0%, 2013	TRY	16,685,000	8,772,838
Russian Federation, 6.9%, 2016	RUB	55,955,000	1,781,300
Russian Federation, 7.5%, 2018	RUB	426,673,000	13,896,946
Russian Federation, 8.15%, 2027	RUB	180,475,000	6,005,330
Russian Federation, 7.05%, 2028	RUB	126,300,000	3,799,195
United Mexican States, 7%, 2014	MXN	32,900,000	2,651,668
United Mexican States, 8%, 2015	MXN	19,130,000	1,627,905
United Mexican States, 7.25%, 2016	MXN	29,900,000	2,547,618
United Mexican States, 5%, 2017	MXN	27,840,000	2,204,790
United Mexican States, 7.75%, 2017	MXN	51,620,000	4,540,096
United Mexican States, 8%, 2020	MXN	42,550,000	3,902,033
United Mexican States, 8.5%, 2029	MXN	50,560,000	4,974,226
United Mexican States, 7.75%, 2031	MXN	23,200,000	2,115,917
United Mexican States, 10%, 2036	MXN	26,360,000	2,948,625
United Mexican States, 8.5%, 2038	MXN	12,720,000	1,250,380

			$219,924,510
Energy - Integrated - 0.4%
Pacific Rubiales Energy Corp., 7.25%, 2021		$967,000	$1,083,040
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)		1,061,000	1,068,958

			$2,151,998
Financial Institutions - 0.1%
TMK Capital S.A., 6.75%, 2020 (n)		$722,000	$701,243

Food & Beverages - 1.1%
Ajecorp B.V., 6.5%, 2022 (n)		$747,000	$806,760
BRF, S.A., 7.75%, 2018 (z)	BRL	5,198,000	2,390,527
Central American Bottling Corp., 6.75%, 2022		$68,000	73,440
Central American Bottling Corp., 6.75%, 2022 (z)		344,000	371,520
Corporacion Lindley S.A., 4.625%, 2023 (n)		158,000	158,000
Cosan Luxembourg S.A., 9.5%, 2018 (n)	BRL	4,208,000	2,025,103
Marfrig Holding Europe B.V., 9.875%, 2017 (n)		$577,000	542,380
Marfrig Overseas Ltd., 9.5%, 2020		120,000	112,200

			$6,479,930
Industrial - 0.1%
Hyva Global B.V., 8.625%, 2016		$829,000	$820,710

International Market Quasi-Sovereign - 0.2%
Temasek Financial I Ltd., 2.375%, 2023 (n)		$1,000,000	$936,017

14

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - 27.0%
Federal Republic of Germany, 4.25%, 2018	EUR	860,000	$1,326,587
Federal Republic of Germany, 3.25%, 2021	EUR	2,620,000	3,956,023
Federal Republic of Germany, 6.25%, 2030	EUR	1,333,000	2,724,288
Government of Australia, 5.75%, 2021	AUD	3,756,000	4,226,840
Government of Canada, 4.5%, 2015	CAD	3,424,000	3,523,376
Government of Canada, 3.25%, 2021	CAD	2,570,000	2,721,783
Government of Canada, 5.75%, 2033	CAD	1,108,000	1,587,237
Government of Japan, 1.1%, 2020	JPY	1,896,800,000	19,497,359
Government of Japan, 2.1%, 2024	JPY	1,385,950,000	15,464,169
Government of Japan, 2.2%, 2027	JPY	733,900,000	8,219,191
Government of Japan, 2.4%, 2037	JPY	351,950,000	3,992,204
Government of Japan, 2%, 2052	JPY	97,700,000	1,013,230
Kingdom of Belgium, 4.25%, 2021	EUR	2,013,000	3,101,236
Kingdom of Spain, 4%, 2015	EUR	3,678,000	4,956,498
Kingdom of Spain, 5.5%, 2017	EUR	2,888,000	4,105,961
Kingdom of Spain, 4.6%, 2019	EUR	3,422,000	4,683,760
Kingdom of the Netherlands, 5.5%, 2028	EUR	894,000	1,634,878
Republic of France, 2.5%, 2020	EUR	3,876,000	5,405,593
Republic of France, 6%, 2025	EUR	1,893,000	3,419,324
Republic of France, 4.75%, 2035	EUR	1,499,000	2,504,038
Republic of Iceland, 4.875%, 2016 (n)		$1,200,000	1,275,000
Republic of Ireland, 5.5%, 2017	EUR	3,494,000	5,136,776
Republic of Ireland, 4.5%, 2020	EUR	1,809,000	2,526,651
Republic of Italy, 4.25%, 2015	EUR	467,000	635,609
Republic of Italy, 5.25%, 2017	EUR	11,491,000	16,371,588
Republic of Italy, 3.75%, 2021	EUR	6,634,000	8,725,322
Republic of Portugal, 4.45%, 2018	EUR	1,699,000	2,196,571
Republic of Portugal, 4.8%, 2020	EUR	1,582,000	2,008,081
United Kingdom Treasury, 5%, 2018	GBP	735,000	1,328,474
United Kingdom Treasury, 8%, 2021	GBP	4,314,000	9,669,612
United Kingdom Treasury, 4.25%, 2027	GBP	1,648,000	2,999,031
United Kingdom Treasury, 4.25%, 2036	GBP	1,868,000	3,358,171

			$154,294,461
Machinery & Tools - 0.2%
Ferreycorp S.A.A., 4.875%, 2020 (n)		$921,000	$913,172

Metals & Mining - 0.1%
First Quantum Minerals Ltd., 7.25%, 2019 (n)		$778,000	$774,110

Mortgage-Backed - 0.1%
Freddie Mac, 1.426%, 2017		$613,000	$619,484

15

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - 0.2%
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (n)		$810,000	$882,090

Oil Services - 0.3%
Afren PLC, 10.25%, 2019		$711,000	$836,378
Qgog Constellation S.A., 6.25%, 2019 (n)		725,000	750,375

			$1,586,753
Other Banks & Diversified Financials - 2.1%
Akbank T.A.S., 7.5%, 2018 (n)	TRY	3,795,000	$2,044,355
Alfa Bank, 7.5%, 2019 (n)		$767,000	821,741
Banco de Credito del Peru, 6.125%, 2027		523,000	560,133
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		374,000	400,554
Banco Santander Brasil S.A., 8%, 2016 (n)	BRL	3,841,000	1,777,211
Bancolombia S.A., 5.125%, 2022		$514,000	508,860
BBVA Banco Continental S.A., 5%, 2022 (n)		216,000	220,536
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		425,000	477,594
BBVA Bancomer S.A. Texas Agency, 6.75%, 2022		606,000	680,993
Citigroup, Inc., 6.125%, 2018		232,000	273,532
Finansbank A.S., 5.5%, 2016		279,000	287,370
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017		540,000	584,145
Industrial Senior Trust Co., 5.5%, 2022		791,000	792,978
MMG S.A., 6.75%, 2023 (n)		662,000	690,725
Turkiye Garanti Bankasi, 7.375%, 2018 (n)	TRY	3,857,000	2,073,202

			$12,193,929
Precious Metals & Minerals - 0.2%
IAMGOLD Corp., 6.75%, 2020		$974,000	$891,210

Railroad & Shipping - 0.2%
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)		$601,000	$625,791
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (z)		381,000	387,668

			$1,013,459
Specialty Chemicals - 0.2%
Yingde Gases Group Co. Ltd., 8.125%, 2018 (n)		$885,000	$920,400

Supermarkets - 0.1%
SMU S.A., 7.75%, 2020 (n)		$826,000	$859,040

Telecommunications - Wireless - 0.8%
America Movil S.A.B de C.V., 6.45%, 2022	MXN	22,510,000	$1,794,120
Digicel Group Ltd., 8.25%, 2017		$541,000	562,640
Digicel Group Ltd., 8.25%, 2020 (n)		200,000	213,000

16

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Millicom International Cellular S.A., 4.75%, 2020 (z)		$427,000	$421,663
MTS International Funding Ltd., 5%, 2023 (z)		836,000	826,802
Vimpelcom Ltd., 7.504%, 2022		520,000	562,900

			$4,381,125
Telephone Services - 0.3%
Brasil Telecom S.A., 9.75%, 2016	BRL	3,819,000	$1,836,572

Transportation - 0.4%
Far Eastern Shipping Co., 8%, 2018 (n)		$902,000	$913,275
Red de Carreteras de Occidente S.A.B. de C.V., 9%, 2028 (z)	MXN	20,160,000	1,560,178

			$2,473,453
Transportation - Services - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)		$663,000	$721,013

U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 2.22%, 2033		$1,173,000	$1,171,379

U.S. Treasury Obligations - 11.7%
U.S. Treasury Bonds, 6.875%, 2025		$10,274,000	$15,157,355
U.S. Treasury Bonds, 5.25%, 2029		4,696,000	6,178,175
U.S. Treasury Bonds, 4.5%, 2039		7,282,000	9,011,475
U.S. Treasury Notes, 4.125%, 2015 (f)		17,055,000	18,314,802
U.S. Treasury Notes, 4.75%, 2017		5,243,000	6,091,711
U.S. Treasury Notes, 3.5%, 2020		10,995,000	12,444,966

			$67,198,484
Utilities - Electric Power - 0.0%
Star Energy Geothermal Pte Ltd., 6.125%, 2020 (n)		$232,000	$233,160
Total Bonds (Identified Cost, $528,024,689)			$512,696,314

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
MYR Currency Option - June 2013 @ $3.03		9,423,000	$60
USD Currency Option - June 2013 @ $1.29		11,842,000	50,370
Total Call Options Purchased (Premiums Paid, $132,936)			$50,430

Put Options Purchased - 0.1%
MXN Currency Option - June 2013 @ $12.35 (Premiums Paid, $27,285)		76,221,118	$216,345

17

Portfolio of Investments – continued

Money Market Funds - 8.3%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	47,497,951	$47,497,951
Total Investments (Identified Cost, $575,682,861)		$560,461,040

Other Assets, Less Liabilities - 2.0%		11,634,902
Net Assets - 100.0%		$572,095,942

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,192,599, representing 6.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BRF, S.A., 7.75%, 2018	5/15/13	$2,568,499	$2,390,527
Central American Bottling Corp., 6.75%, 2022	5/06/13	375,317	371,520
Kazagro National Management Holdings, 4.625%, 2023	5/17/13	1,168,000	1,112,245
MTS International Funding Ltd., 5%, 2023	5/22/13	836,000	826,802
Millicom International Cellular S.A., 4.75%, 2020	5/17/13	423,876	421,663
Red de Carreteras de Occidente S.A.B. de C.V., 9%, 2028	5/22/13	1,622,698	1,560,178
Republic of Slovenia, 5.85%, 2023	5/02/13	919,667	920,700
Rolta LLC, 10.75%, 2018	5/09/13	933,470	948,480
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021	5/30/13	381,000	387,668
Total Restricted Securities			$8,939,783
% of Net assets			1.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso

18

Portfolio of Investments – continued

CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 5/31/13

Forward Foreign Currency Exchange Contracts at 5/31/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	1,332,100	7/16/13	$1,325,000	$1,270,905	$54,095
SELL	AUD	Deutsche Bank AG	40,000	7/16/13	40,967	38,162	2,805
SELL	AUD	Goldman Sachs International	392,571	7/16/13	383,950	374,537	9,413
SELL	AUD	Westpac Banking Corp.	1,319,531	7/16/13	1,372,860	1,258,913	113,947
SELL	BRL	Barclays Bank PLC	34,508,728	6/04/13-7/02/13	16,688,054	16,110,604	577,450
SELL	BRL	Deutsche Bank AG	9,750,443	6/04/13	4,837,969	4,552,453	285,516
SELL	BRL	UBS AG	57,151,825	6/04/13-7/02/13	27,138,236	26,681,729	456,507
SELL	CAD	Deutsche Bank AG	174,000	7/16/13	172,328	167,660	4,668
SELL	CAD	Goldman Sachs International	1,525,798	7/16/13	1,480,594	1,470,203	10,391

19

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	CAD	Merrill Lynch International Bank	2,977,132	7/16/13	$2,921,435	$2,868,654	$52,781
SELL	CAD	UBS AG	24,000	7/16/13	23,666	23,126	540
SELL	CLP	Deutsche Bank AG	1,068,010,453	6/24/13	2,234,615	2,124,059	110,556
BUY	CNY	JPMorgan Chase Bank	9,298,000	9/13/13	1,490,303	1,505,932	15,629
BUY	EUR	Deutsche Bank AG	651,000	7/16/13	842,162	846,337	4,175
BUY	EUR	UBS AG	377,000	7/16/13	486,828	490,121	3,293
SELL	EUR	Barclays Bank PLC	631,000	7/16/13	825,029	820,336	4,693
SELL	EUR	Citibank N.A.	2,471,664	7/16/13	3,233,539	3,213,304	20,235
SELL	EUR	Credit Suisse Group	823,409	7/16/13	1,084,325	1,070,478	13,847
SELL	EUR	Deutsche Bank AG	3,923,660	7/16/13	5,128,851	5,100,981	27,870
SELL	EUR	Goldman Sachs International	1,753,433	7/16/13	2,283,953	2,279,563	4,390
SELL	EUR	JPMorgan Chase Bank	6,325,975	7/16/13	8,267,832	8,224,128	43,704
SELL	EUR	UBS AG	2,026,710	7/16/13	2,656,101	2,634,839	21,262
BUY	GBP	UBS AG	170,000	6/17/13	256,906	258,274	1,368
SELL	GBP	Barclays Bank PLC	2,706,264	7/16/13	4,162,530	4,110,702	51,828
SELL	GBP	Citibank N.A.	337,000	7/16/13	514,038	511,889	2,149
SELL	GBP	Goldman Sachs International	170,000	7/16/13	259,061	258,223	838
SELL	GBP	JPMorgan Chase Bank	46,000	7/16/13	71,536	69,872	1,664
BUY	HUF	Barclays Bank PLC	47,788,000	6/24/13	204,847	208,937	4,090
SELL	HUF	Barclays Bank PLC	223,426,800	6/24/13	978,847	976,860	1,987
SELL	HUF	Goldman Sachs International	834,201,111	6/24/13	3,710,759	3,647,271	63,488

20

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	IDR	JPMorgan Chase Bank	61,588,680,000	6/05/13-7/03/13	$6,207,414	$6,276,785	$69,371
SELL	IDR	JPMorgan Chase Bank	23,033,890,000	6/05/13	2,354,000	2,351,323	2,677
SELL	INR	Deutsche Bank AG	36,851,000	7/17/13	651,653	647,034	4,619
BUY	JPY	Barclays Bank PLC	76,611,000	7/16/13	761,160	762,779	1,619
BUY	JPY	Credit Suisse Group	101,212,000	7/16/13	991,893	1,007,720	15,827
BUY	JPY	Goldman Sachs International	186,856,825	7/16/13	1,827,486	1,860,444	32,958
SELL	JPY	Citibank N.A.	155,370,659	7/16/13	1,572,227	1,546,952	25,275
SELL	JPY	Deutsche Bank AG	305,315,000	7/16/13	3,093,014	3,039,876	53,138
SELL	JPY	Goldman Sachs International	191,124,000	7/16/13	1,954,279	1,902,931	51,348
SELL	JPY	JPMorgan Chase Bank	226,405,000	7/16/13	2,302,784	2,254,207	48,577
SELL	JPY	UBS AG	32,203,000	7/16/13	327,725	320,630	7,095
BUY	MXN	JPMorgan Chase Bank	22,390,819	6/05/13	1,746,513	1,752,084	5,571
BUY	MXN	Merrill Lynch International Bank	22,584,000	6/07/13	1,753,239	1,766,845	13,606
SELL	MXN	Citibank N.A.	16,444,500	6/05/13	1,343,163	1,286,784	56,379
SELL	MXN	Deutsche Bank AG	30,593,441	6/05/13-7/16/13	2,472,292	2,392,845	79,447
SELL	MXN	JPMorgan Chase Bank	63,599,475	6/05/13-6/14/13	5,231,962	4,973,598	258,364
SELL	MXN	Merrill Lynch International Bank	26,114,913	6/05/13-7/16/13	2,118,660	2,041,060	77,600
SELL	MXN	UBS AG	20,160,000	7/16/13	1,608,002	1,571,338	36,664
SELL	MYR	JPMorgan Chase Bank	54,007,155	6/03/13	17,579,662	17,427,285	152,377

21

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	NGN	JPMorgan Chase Bank	61,156,000	6/20/13	$383,905	$384,508	$603
SELL	NOK	Goldman Sachs International	9,602	7/16/13	1,664	1,634	30
SELL	PEN	Deutsche Bank AG	4,740,952	6/07/13	1,789,241	1,727,463	61,778
SELL	PLN	Barclays Bank PLC	2,471,315	6/24/13	782,728	750,237	32,491
SELL	PLN	Citibank N.A.	1,377,000	6/24/13	430,622	418,027	12,595
SELL	PLN	Goldman Sachs International	2,378,593	6/24/13	745,319	722,089	23,230
SELL	PLN	Merrill Lynch International Bank	2,494,059	7/16/13	790,536	755,974	34,562
SELL	RON	JPMorgan Chase Bank	9,005,184	6/26/13	2,703,264	2,659,768	43,496
SELL	RUB	JPMorgan Chase Bank	188,079,564	6/17/13-7/16/13	5,973,605	5,876,195	97,410
SELL	SGD	Goldman Sachs International	2,000	7/16/13	1,615	1,582	33
SELL	THB	JPMorgan Chase Bank	107,436,560	7/18/13	3,586,363	3,521,828	64,535
SELL	TRY	Goldman Sachs International	6,205,912	7/16/13	3,322,474	3,295,479	26,995
SELL	TRY	JPMorgan Chase Bank	11,291,097	7/16/13	6,107,184	5,995,828	111,356
SELL	TRY	Merrill Lynch International Bank	210,000	7/16/13	115,750	111,514	4,236
SELL	ZAR	Citibank N.A.	15,733,411	7/16/13	1,691,702	1,554,012	137,690
SELL	ZAR	Deutsche Bank AG	13,967,732	7/16/13	1,505,176	1,379,612	125,564
SELL	ZAR	Goldman Sachs International	62,000	7/16/13	6,264	6,123	141

22

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	ZAR	JPMorgan Chase Bank	20,767,921	7/16/13	$2,230,415	$2,051,277	$179,138
SELL	ZAR	Merrill Lynch International Bank	19,465,720	7/16/13	2,131,856	1,922,656	209,200
SELL	ZAR	UBS AG	7,568,423	7/16/13	841,201	747,544	93,657

							$4,216,431

Liability Derivatives
BUY	BRL	Barclays Bank PLC	63,803,927	6/04/13-7/02/13	$30,228,918	$29,706,050	$(522,868)
BUY	BRL	Citibank N.A.	3,052,250	7/02/13	1,450,000	1,416,502	(33,498)
BUY	BRL	Deutsche Bank AG	9,750,443	6/04/13	4,591,707	4,552,453	(39,254)
BUY	BRL	UBS AG	56,338,825	6/04/13	28,066,433	26,304,429	(1,762,004)
SELL	CAD	Goldman Sachs International	656,000	7/16/13	630,929	632,097	(1,168)
SELL	CNY	JPMorgan Chase Bank	9,298,000	9/13/13	1,497,745	1,505,932	(8,187)
BUY	COP	Deutsche Bank AG	1,846,090,000	6/20/13	1,001,133	968,307	(32,826)
BUY	COP	JPMorgan Chase Bank	609,853,913	7/24/13	328,514	318,831	(9,683)
SELL	CZK	Citibank N.A.	12,000	7/16/13	604	606	(2)
BUY	DKK	Deutsche Bank AG	8,546,522	7/16/13	1,498,492	1,490,694	(7,798)
BUY	DKK	JPMorgan Chase Bank	442,000	7/16/13	77,822	77,094	(728)
SELL	DKK	Merrill Lynch International Bank	421,000	7/16/13	73,334	73,431	(97)
BUY	EUR	Barclays Bank PLC	1,538,000	7/16/13	2,026,257	1,999,488	(26,769)
BUY	EUR	Citibank N.A.	267,047	7/16/13	348,356	347,177	(1,179)
BUY	EUR	Credit Suisse Group	201,000	7/16/13	261,635	261,311	(324)

23

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	EUR	Deutsche Bank AG	10,929,874	7/16/13	$14,344,183	$14,209,459	$(134,724)
BUY	EUR	Goldman Sachs International	440,000	7/16/13	574,117	572,025	(2,092)
BUY	EUR	JPMorgan Chase Bank	146,000	7/16/13	191,512	189,808	(1,704)
BUY	EUR	UBS AG	412,000	7/16/13	539,867	535,623	(4,244)
SELL	EUR	Credit Suisse Group	494,000	7/16/13	641,877	642,228	(351)
SELL	EUR	Deutsche Bank AG	2,214,000	7/16/13	2,871,799	2,878,326	(6,527)
SELL	EUR	Goldman Sachs International	508,000	7/16/13	658,249	660,429	(2,180)
SELL	EUR	UBS AG	1,108,000	7/16/13	1,429,379	1,440,463	(11,084)
BUY	GBP	Brown Brothers Harriman	106,000	7/16/13	161,431	161,010	(421)
BUY	GBP	Credit Suisse Group	1,254,811	7/16/13	1,922,860	1,906,005	(16,855)
BUY	GBP	Deutsche Bank AG	1,481,811	7/16/13	2,276,098	2,250,809	(25,289)
BUY	GBP	Merrill Lynch International Bank	85,000	7/16/13	131,505	129,111	(2,394)
BUY	GBP	UBS AG	129,000	7/16/13	198,330	195,946	(2,384)
SELL	GBP	Deutsche Bank AG	49,000	7/16/13	74,429	74,429	—
BUY	HUF	Citibank N.A.	533,202,000	6/24/13	2,356,405	2,331,251	(25,154)
BUY	HUF	Goldman Sachs International	263,798,000	6/24/13	1,181,745	1,153,370	(28,375)
BUY	HUF	JPMorgan Chase Bank	265,743,000	6/24/13	1,190,505	1,161,874	(28,631)
SELL	HUF	Barclays Bank PLC	75,013,007	6/24/13	325,479	327,970	(2,491)

24

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	IDR	JPMorgan Chase Bank	35,485,325,000	6/05/13	$3,645,095	$3,622,377	$(22,718)
SELL	IDR	JPMorgan Chase Bank	60,055,679,000	6/05/13-7/03/13	6,086,680	6,125,175	(38,495)
BUY	INR	Deutsche Bank AG	81,323,000	7/17/13	1,469,516	1,427,878	(41,638)
BUY	JPY	Barclays Bank PLC	26,572,000	7/16/13	269,042	264,565	(4,477)
BUY	JPY	Citibank N.A.	1,053,661,148	7/16/13	10,673,652	10,490,803	(182,849)
BUY	JPY	Credit Suisse Group	318,321,998	7/16/13	3,199,194	3,169,381	(29,813)
BUY	JPY	Deutsche Bank AG	293,353,000	7/16/13	3,019,680	2,920,776	(98,904)
BUY	JPY	Goldman Sachs International	98,760,000	7/16/13	1,008,881	983,306	(25,575)
BUY	JPY	Merrill Lynch International Bank	267,071,671	7/16/13	2,682,323	2,659,106	(23,217)
BUY	JPY	UBS AG	85,133,000	7/16/13	869,128	847,629	(21,499)
SELL	JPY	Credit Suisse Group	227,131,000	7/16/13	2,232,641	2,261,435	(28,794)
SELL	JPY	Deutsche Bank AG	192,955,000	7/16/13	1,919,835	1,921,161	(1,326)
SELL	JPY	Goldman Sachs International	239,491,516	7/16/13	2,351,252	2,384,503	(33,251)
BUY	MXN	Citibank N.A.	56,735,668	6/14/13-7/16/13	4,578,800	4,429,127	(149,673)
BUY	MXN	Deutsche Bank AG	59,204,539	6/05/13	4,780,921	4,632,762	(148,159)
BUY	MXN	Goldman Sachs International	5,463,000	7/16/13	445,785	425,805	(19,980)
BUY	MXN	Merrill Lynch International Bank	16,675,000	6/07/13-7/16/13	1,328,886	1,303,038	(25,848)

25

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	MXN	Citibank N.A.	16,949,263	7/16/13	$1,317,000	$1,321,083	$(4,083)
SELL	MXN	JPMorgan Chase Bank	22,390,819	7/05/13	1,741,663	1,746,911	(5,248)
BUY	MYR	Barclays Bank PLC	9,777,000	7/08/13	3,232,676	3,147,054	(85,622)
BUY	MYR	JPMorgan Chase Bank	105,673,688	6/03/13-7/03/13	34,557,498	34,063,749	(493,749)
SELL	NGN	JPMorgan Chase Bank	83,943,600	6/20/13	526,953	527,782	(829)
BUY	PEN	Citibank N.A.	8,022,310	6/07/13	3,078,400	2,923,093	(155,307)
BUY	PEN	Deutsche Bank AG	4,183,000	6/07/13	1,590,494	1,524,162	(66,332)
BUY	PLN	Citibank N.A.	6,161,787	6/24/13-7/16/13	1,944,421	1,868,812	(75,609)
BUY	PLN	Goldman Sachs International	3,194,000	6/24/13	992,529	969,628	(22,901)
BUY	PLN	JPMorgan Chase Bank	34,894,877	6/24/13	11,039,014	10,593,320	(445,694)
BUY	PLN	UBS AG	1,892,000	6/24/13	590,458	574,370	(16,088)
SELL	PLN	Goldman Sachs International	42,875	6/24/13	13,001	13,016	(15)
BUY	RON	JPMorgan Chase Bank	4,452,000	6/26/13	1,346,504	1,314,940	(31,564)
BUY	RUB	Deutsche Bank AG	10,403,000	6/17/13	329,351	325,047	(4,304)
BUY	RUB	JPMorgan Chase Bank	39,299,000	6/17/13	1,250,735	1,227,917	(22,818)
BUY	SEK	Deutsche Bank AG	6,496,772	7/16/13	1,013,330	979,917	(33,413)
BUY	SEK	JPMorgan Chase Bank	1,432,000	7/16/13	220,182	215,990	(4,192)
SELL	SEK	Goldman Sachs International	1,124,000	7/16/13	169,341	169,535	(194)
SELL	SEK	Merrill Lynch International Bank	284,000	7/16/13	42,669	42,837	(168)

26

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	THB	JPMorgan Chase Bank	474,921,214	7/18/13-7/31/13	$16,055,649	$15,567,359	$(488,290)
BUY	TRY	Citibank N.A.	8,787,664	7/16/13	4,731,009	4,666,447	(64,562)
BUY	TRY	Goldman Sachs International	2,402,338	7/16/13	1,302,673	1,275,696	(26,977)
BUY	TRY	JPMorgan Chase Bank	8,643,819	7/16/13	4,723,357	4,590,063	(133,294)
BUY	TRY	UBS AG	2,146,000	7/16/13	1,177,754	1,139,576	(38,178)
SELL	TRY	Citibank N.A.	445,000	7/16/13	236,107	236,306	(199)
BUY	ZAR	Citibank N.A.	52,824,193	7/16/13	5,515,458	5,217,521	(297,937)
BUY	ZAR	Goldman Sachs International	14,933,695	7/16/13	1,547,931	1,475,022	(72,909)
BUY	ZAR	Merrill Lynch International Bank	667,000	7/16/13	73,531	65,880	(7,651)
BUY	ZAR	UBS AG	13,409,517	7/16/13	1,426,696	1,324,478	(102,218)

							$(6,337,846)

At May 31, 2013, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

Futures Contracts Outstanding at 5/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	55	$7,701,719	September - 2013	$25,426
U.S. Treasury Note 10 yr (Short)	USD	12	1,550,625	September - 2013	2,302

					$27,728

At May 31, 2013, the fund had liquid securities with an aggregate value of $136,381 to cover any commitments for certain derivative contracts.

27

Portfolio of Investments – continued

Swap Agreements at 5/31/13

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/02/14	BRL	14,000,000	JPMorgan Chase Bank N.A.	7.73% (fixed rate)	CDI (floating rate)	$3,522
1/02/15	BRL	1,700,000	JPMorgan Chase Bank N.A.	8.35% (fixed rate)	CDI (floating rate)	828

						$4,350

Liability Derivatives
Interest Rate Swap Agreements
1/02/15	BRL	5,100,000	JPMorgan Chase Bank N.A.	7.855% (fixed rate)	CDI (floating rate)	$(20,434)
1/02/17	BRL	3,000,000	JPMorgan Chase Bank N.A.	8.50% (fixed rate)	CDI (floating rate)	(27,135)
1/02/17	BRL	5,000,000	JPMorgan Chase Bank N.A.	8.30% (fixed rate)	CDI (floating rate)	(58,442)
1/02/17	BRL	7,000,000	JPMorgan Chase Bank N.A.	8.598% (fixed rate)	CDI (floating rate)	(49,966)
1/04/21	BRL	2,000,000	JPMorgan Chase Bank N.A.	9.16% (fixed rate)	CDI (floating rate)	(22,122)
1/02/17	BRL	7,000,000	JPMorgan Chase Bank N.A.	8.895% (fixed rate)	CDI (floating rate)	(37,841)
1/04/21	BRL	2,000,000	JPMorgan Chase Bank N.A.	9.37% (fixed rate)	CDI (floating rate)	(18,761)
1/04/21	BRL	1,000,000	JPMorgan Chase Bank N.A.	9.30% (fixed rate)	CDI (floating rate)	(10,420)
1/02/17	BRL	16,000,000	JPMorgan Chase Bank N.A.	8.96% (fixed rate)	CDI (floating rate)	(30,617)

						$(275,738)

At May 31, 2013, the fund had cash collateral of $672,000 for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

28

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $528,184,910)	$512,963,089
Underlying affiliated funds, at cost and value	47,497,951
Total investments, at value (identified cost, $575,682,861)	$560,461,040
Cash	350,610
Restricted cash	672,000
Receivables for
Forward foreign currency exchange contracts	4,216,431
Daily variation margin on open futures contracts	19,657
Investments sold	19,157,170
Fund shares sold	3,255,686
Interest	8,187,340
Swaps, at value	4,350
Receivable from investment adviser	32,243
Other assets	2,121
Total assets	$596,358,648
Liabilities
Payables for
Distributions	$8,169
Forward foreign currency exchange contracts	6,337,846
Investments purchased	16,590,819
Fund shares reacquired	410,725
Swaps, at value	275,738
Payable to affiliates
Shareholder servicing costs	164,355
Distribution and service fees	479
Payable for independent Trustees’ compensation	3
Deferred country tax expense payable	276,562
Accrued expenses and other liabilities	198,010
Total liabilities	$24,262,706
Net assets	$572,095,942
Net assets consist of
Paid-in capital	$594,538,988
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $21,542 deferred country tax)	(17,796,643)
Accumulated net realized gain (loss) on investments and foreign currency	(3,982,245)
Accumulated distributions in excess of net investment income	(664,158)
Net assets	$572,095,942
Shares of beneficial interest outstanding	57,970,748

29

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$20,995,226	2,114,392	$9.93
Class B	2,528,249	256,223	9.87
Class C	3,365,954	341,006	9.87
Class I	1,252,047	126,816	9.87
Class R1	123,990	12,567	9.87
Class R2	153,184	15,518	9.87
Class R3	171,325	17,352	9.87
Class R4	114,172	11,562	9.87
Class R5	543,391,795	55,075,312	9.87

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.43 [100 / 95.25 x $9.93]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

30

Financial Statements

STATEMENT OF OPERATIONS

Year ended 5/31/13

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$17,362,383
Dividends from underlying affiliated funds	46,897
Foreign taxes withheld	(330,208)
Total investment income	$17,079,072
Expenses
Management fee	$2,940,328
Distribution and service fees	100,963
Shareholder servicing costs	664,289
Administrative services fee	75,087
Independent Trustees’ compensation	10,681
Custodian fee	242,441
Shareholder communications	23,600
Audit and tax fees	61,690
Legal fees	6,110
Miscellaneous	168,057
Total expenses	$4,293,246
Fees paid indirectly	(1,125)
Reduction of expenses by investment adviser and/or distributor	(97,406)
Net expenses	$4,194,715
Net investment income	$12,884,357
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $255,020 country tax)	$13,474,336
Futures contracts	152,813
Swap agreements	28,717
Foreign currency	(3,539,689)
Net realized gain (loss) on investments and foreign currency	$10,116,177
Change in unrealized appreciation (depreciation)
Investments (net of $21,542 increase in deferred country tax)	$(21,683,122)
Futures contracts	27,728
Swap agreements	(271,388)
Translation of assets and liabilities in foreign currencies	(3,598,260)
Net unrealized gain (loss) on investments and foreign currency translation	$(25,525,042)
Net realized and unrealized gain (loss) on investments and foreign currency	$(15,408,865)
Change in net assets from operations	$(2,524,508)

See Notes to Financial Statements

31

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 5/31
	2013	2012
Change in net assets
From operations
Net investment income	$12,884,357	$7,033,649
Net realized gain (loss) on investments and foreign currency	10,116,177	11,101,159
Net unrealized gain (loss) on investments and foreign currency translation	(25,525,042)	(11,309,379)
Change in net assets from operations	$(2,524,508)	$6,825,429
Distributions declared to shareholders
From net investment income	$(12,653,161)	$(19,084,780)
From net realized gain on investments	(10,517,446)	(3,605,307)
From tax return of capital	(1,875,007)	—
Total distributions declared to shareholders	$(25,045,614)	$(22,690,087)
Change in net assets from fund share transactions	$174,204,589	$100,815,662
Total change in net assets	$146,634,467	$84,951,004
Net assets
At beginning of period	425,461,475	340,510,471
At end of period (including accumulated distributions in excess of net investment income of $664,158 and $1,636,384, respectively)	$572,095,942	$425,461,475

See Notes to Financial Statements

32

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 5/31		Period ended 5/31/11 (c)
	2013	2012
Net asset value, beginning of period	$10.38	$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.25	$0.16	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.19)	0.09	0.88
Total from investment operations	$0.06	$0.25	$1.08
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.53)	$(0.28)
From net realized gain on investments	(0.23)	(0.11)	(0.03)
From tax return of capital	(0.01)	—	—
Total distributions declared to shareholders	$(0.51)	$(0.64)	$(0.31)
Net asset value, end of period (x)	$9.93	$10.38	$10.77
Total return (%) (r)(s)(t)(x)	0.39	2.34	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	1.03	0.97	(a)
Expenses after expense reductions (f)	1.09	1.02	0.96	(a)
Net investment income	2.36	1.54	1.93	(a)
Portfolio turnover	123	98	76
Net assets at end of period (000 omitted)	$20,995	$16,178	$2,244

See Notes to Financial Statements

33

Financial Highlights – continued

Class B	Years ended 5/31			Period ended 5/31/11 (c)
	2013		2012
Net asset value, beginning of period	$10.32		$10.75	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.19)		0.04	0.86
Total from investment operations	$(0.02)		$0.13	$0.98
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.45)	$(0.20)
From net realized gain on investments	(0.23)		(0.11)	(0.03)
From tax return of capital	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.43)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$9.87		$10.32	$10.75
Total return (%) (r)(s)(t)(x)	(0.38)		1.21	9.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91		1.78	1.72	(a)
Expenses after expense reductions (f)	1.84		1.78	1.72	(a)
Net investment income	1.62		0.83	1.16	(a)
Portfolio turnover	123		98	76
Net assets at end of period (000 omitted)	$2,528		$2,169	$621

See Notes to Financial Statements

34

Financial Highlights – continued

Class C	Years ended 5/31			Period ended 5/31/11 (c)
	2013		2012
Net asset value, beginning of period	$10.32		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.20)		0.03 (g)	0.87
Total from investment operations	$(0.02)		$0.12	$0.99
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.45)	$(0.20)
From net realized gain on investments	(0.23)		(0.11)	(0.03)
From tax return of capital	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.43)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$9.87		$10.32	$10.76
Total return (%) (r)(s)(t)(x)	(0.38)		1.11	10.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92		1.77	1.72	(a)
Expenses after expense reductions (f)	1.84		1.77	1.72	(a)
Net investment income	1.71		0.86	1.17	(a)
Portfolio turnover	123		98	76
Net assets at end of period (000 omitted)	$3,366		$1,804	$718

See Notes to Financial Statements

35

Financial Highlights – continued

Class I	Years ended 5/31		Period ended 5/31/11 (c)
	2013	2012
Net asset value, beginning of period	$10.33	$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.20	$0.20	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)	0.03	0.87
Total from investment operations	$0.07	$0.23	$1.10
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.56)	$(0.30)
From net realized gain on investments	(0.23)	(0.11)	(0.03)
From tax return of capital	(0.07)	—	—
Total distributions declared to shareholders	$(0.53)	$(0.67)	$(0.33)
Net asset value, end of period (x)	$9.87	$10.33	$10.77
Total return (%) (r)(s)(x)	0.53	2.12	11.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	0.77	0.72	(a)
Expenses after expense reductions (f)	0.82	0.77	0.72	(a)
Net investment income	1.88	1.91	2.14	(a)
Portfolio turnover	123	98	76
Net assets at end of period (000 omitted)	$1,252	$404,824	$336,485

See Notes to Financial Statements

36

Financial Highlights – continued

Class R1	Years ended 5/31			Period ended 5/31/11 (c)
	2013		2012
Net asset value, beginning of period	$10.31		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.10	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		0.01 (g)	0.87
Total from investment operations	$(0.01)		$0.11	$0.99
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.45)	$(0.20)
From net realized gain on investments	(0.23)		(0.11)	(0.03)
From tax return of capital	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.43)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$9.87		$10.31	$10.76
Total return (%) (r)(s)(x)	(0.28)		1.01	10.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91		1.77	1.73	(a)
Expenses after expense reductions (f)	1.84		1.77	1.73	(a)
Net investment income	1.63		0.92	1.10	(a)
Portfolio turnover	123		98	76
Net assets at end of period (000 omitted)	$124		$111	$110

See Notes to Financial Statements

37

Financial Highlights – continued

Class R2	Years ended 5/31			Period ended 5/31/11 (c)
	2013		2012
Net asset value, beginning of period	$10.32		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.15	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.19)		0.03 (g)	0.87
Total from investment operations	$0.03		$0.18	$1.04
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.51)	$(0.25)
From net realized gain on investments	(0.23)		(0.11)	(0.03)
From tax return of capital	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.48)		$(0.62)	$(0.28)
Net asset value, end of period (x)	$9.87		$10.32	$10.76
Total return (%) (r)(s)(x)	0.12		1.62	10.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42		1.26	1.23	(a)
Expenses after expense reductions (f)	1.34		1.26	1.23	(a)
Net investment income	2.15		1.42	1.60	(a)
Portfolio turnover	123		98	76
Net assets at end of period (000 omitted)	$153		$114	$111

See Notes to Financial Statements

38

Financial Highlights – continued

Class R3	Years ended 5/31			Period ended 5/31/11 (c)
	2013		2012
Net asset value, beginning of period	$10.32		$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.18	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.20)		0.01 (g)	0.88
Total from investment operations	$0.05		$0.19	$1.08
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.53)	$(0.28)
From net realized gain on investments	(0.23)		(0.11)	(0.03)
From tax return of capital	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.50)		$(0.64)	$(0.31)
Net asset value, end of period (x)	$9.87		$10.32	$10.77
Total return (%) (r)(s)(x)	0.37		1.77	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16		1.02	0.98	(a)
Expenses after expense reductions (f)	1.09		1.02	0.98	(a)
Net investment income	2.38		1.66	1.85	(a)
Portfolio turnover	123		98	76
Net assets at end of period (000 omitted)	$171		$148	$111

See Notes to Financial Statements

39

Financial Highlights – continued

Class R4	Years ended 5/31			Period ended 5/31/11 (c)
	2013		2012
Net asset value, beginning of period	$10.32		$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(0.19)		0.01 (g)	0.88
Total from investment operations	$0.08		$0.22	$1.10
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.56)	$(0.30)
From net realized gain on investments	(0.23)		(0.11)	(0.03)
From tax return of capital	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.53)		$(0.67)	$(0.33)
Net asset value, end of period (x)	$9.87		$10.32	$10.77
Total return (%) (r)(s)(x)	0.62		2.03	11.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91		0.76	0.73	(a)
Expenses after expense reductions (f)	0.84		0.76	0.73	(a)
Net investment income	2.61		1.92	2.10	(a)
Portfolio turnover	123		98	76
Net assets at end of period (000 omitted)	$114		$113	$111

See Notes to Financial Statements

40

Financial Highlights – continued

Class R5	Period ended 5/31/2013 (i)
Net asset value, beginning of period	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.56)
Total from investment operations	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.06)
From net realized gain on investments	(0.23)
From tax return of capital	(0.16)
Total distributions declared to shareholders	$(0.45)
Net asset value, end of period (x)	$9.87
Total return (%) (r)(s)(x)	(3.39	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)
Expenses after expense reductions (f)	0.84	(a)
Net investment income	3.01	(a)
Portfolio turnover	123	(n)
Net assets at end of period (000 omitted)	$543,392

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations June 2, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

41

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Global Bond Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2013, the fund did not have more than 25% of its assets invested in any one industry.

In this reporting period the fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In January 2013, the FASB issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase

42

Notes to Financial Statements – continued

and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

43

Notes to Financial Statements – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency

44

Notes to Financial Statements – continued

exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$68,369,863	$—	$68,369,863
Non-U.S. Sovereign Debt	—	392,687,792	—	392,687,792
U.S. Corporate Bonds	—	273,532	—	273,532
Residential Mortgage-Backed Securities	—	619,484	—	619,484
Commercial Mortgage-Backed Securities	—	3,040,456	—	3,040,456
Foreign Bonds	—	47,705,187	—	47,705,187
Purchased Currency Options	—	266,775	—	266,775
Mutual Funds	47,497,951	—	—	47,497,951
Total Investments	$47,497,951	$512,963,089	$—	$560,461,040

Other Financial Instruments
Futures Contracts	$27,728	$—	$—	$27,728
Swap Agreements	—	(271,388)	—	(271,388)
Forward Foreign Currency Exchange Contracts	—	(2,121,415)	—	(2,121,415)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

45

Notes to Financial Statements – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$27,728	$—
Interest Rate	Interest Rate Swaps	4,350	(275,738)
Interest Rate	Purchased Interest Rate Options	266,775	—
Foreign Exchange	Forward Foreign Currency Exchange	4,216,431	(6,337,846)
Total		$4,515,284	$(6,613,584)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$152,813	$28,717	$—	$(68,128)
Foreign Exchange	—	—	(3,271,586)	—
Total	$152,813	$28,717	$(3,271,586)	$(68,128)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$27,728	$(271,388)	$—	$106,554
Foreign Exchange	—	—	(3,592,072)	—
Total	$27,728	$(271,388)	$(3,592,072)	$106,554

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The

46

Notes to Financial Statements – continued

ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described

47

Notes to Financial Statements – continued

above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

48

Notes to Financial Statements – continued

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

49

Notes to Financial Statements – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	5/31/13	5/31/12
Ordinary income (including any short-term capital gains)	$16,041,201	$22,020,068
Long-term capital gains	7,129,406	670,019
	$23,170,607	$22,690,087
Tax return of capital (b)	1,875,007	—
Total distributions	$25,045,614	$22,690,087
(b) Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

50

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13
Cost of investments	$579,773,526
Gross appreciation	5,006,897
Gross depreciation	(24,319,383)
Net unrealized appreciation (depreciation)	$(19,312,486)
Other temporary differences	(3,130,560)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments		From tax return of capital
	Year ended 5/31/13 (i)	Year ended 5/31/12	Year ended 5/31/13 (i)	Year ended 5/31/12	Year ended 5/31/13 (i)	Year ended 5/31/12
Class A	$430,134	$511,809	$392,029	$108,538	$63,739	$—
Class B	40,318	79,166	55,609	18,338	5,975	—
Class C	48,404	65,173	60,626	16,156	7,173	—
Class I	3,103,253	18,406,770	32,995	3,457,690	459,855	—
Class R1	1,976	4,733	2,553	1,131	293	—
Class R2	2,773	5,379	2,728	1,146	411	—
Class R3	3,928	5,813	3,863	1,161	582	—
Class R4	2,956	5,937	2,597	1,147	438	—
Class R5	9,019,419	—	9,964,446	—	1,336,541	—
Total	$12,653,161	$19,084,780	$10,517,446	$3,605,307	$1,875,007	$—

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014. For the year ended May 31, 2013, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

51

Notes to Financial Statements – continued

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through May 31, 2013, this management fee reduction amounted to $514, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2013 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.84%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014. For the year ended May 31, 2013, this reduction amounted to $95,281 and is reflected as a reduction of total expenses in the Statement of Operations. Effective October 1, 2013, Class R5 rate will be 0.79%.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $44,751 for the year ended May 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$46,118
Class B	0.75%	0.25%	1.00%	1.00%	24,495
Class C	0.75%	0.25%	1.00%	1.00%	28,080
Class R1	0.75%	0.25%	1.00%	1.00%	1,192
Class R2	0.25%	0.25%	0.50%	0.50%	654
Class R3	—	0.25%	0.25%	0.25%	424
Total Distribution and Service Fees					$100,963

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2013 based on each class’s average daily net assets. Effective January 1,

52

Notes to Financial Statements – continued

2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS seed money. For the period January 1, 2013 through May 31, 2013, this rebate amounted to $153 for Class A, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2013, were as follows:

Amount
Class A	$805
Class B	4,188
Class C	812

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended May 31, 2013, the fee was $11,142, which equated to 0.0023% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the year ended May 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $34,601.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), under which each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2013, these costs for the fund amounted to $618,546 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended May 31, 2013 was equivalent to an annual effective rate of 0.0153% of the fund’s average daily net assets.

53

Notes to Financial Statements – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,498 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,458, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 28, 2012, MFS purchased 9,788 shares of Class R5 for an aggregate amount of $100,000. At May 31, 2013 MFS held 89%, 73%, 66%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$66,081,661	$55,212,430
Investments (non-U.S. Government securities)	$627,953,652	$479,410,906

54

Notes to Financial Statements – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 5/31/13 (i)		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,323,890	$13,909,503	1,879,864	$20,374,396
Class B	98,766	1,027,471	199,961	2,153,640
Class C	209,886	2,197,542	180,876	1,932,916
Class I	3,848,985	40,723,496	9,219,925	97,669,538
Class R1	1,314	13,626	9	99
Class R2	4,503	46,357	136	1,468
Class R3	2,211	23,080	3,353	34,899
Class R5	53,662,947	569,223,778	—	—
	59,152,502	$627,164,853	11,484,124	$122,166,956

Shares issued to shareholders in reinvestment of distributions
Class A	78,881	$829,148	54,608	$578,850
Class B	7,705	80,552	6,845	72,169
Class C	9,885	103,236	6,832	72,092
Class I	318,842	3,357,285	2,058,943	21,816,717
Class R1	461	4,822	555	5,864
Class R2	566	5,912	616	6,525
Class R3	801	8,373	659	6,974
Class R4	573	5,990	668	7,084
Class R5	1,949,449	20,320,406	—	—
	2,367,163	$24,715,724	2,129,726	$22,566,275

Shares reacquired
Class A	(846,659)	$(8,898,890)	(584,450)	$(6,297,401)
Class B	(60,521)	(634,132)	(54,260)	(570,078)
Class C	(53,527)	(553,479)	(79,686)	(838,848)
Class I	(43,244,069)	(461,772,272)	(3,314,372)	(36,211,242)
Class R2	(578)	(5,954)	—	—
Class R5	(537,084)	(5,811,261)	—	—
	(44,742,438)	$(477,675,988)	(4,032,768)	$(43,917,569)

55

Notes to Financial Statements – continued

	Year ended 5/31/13 (i)		Year ended 5/31/12
	Shares	Amount	Shares	Amount

Net change
Class A	556,112	$5,839,761	1,350,022	$14,655,845
Class B	45,950	473,891	152,546	1,655,731
Class C	166,244	1,747,299	108,022	1,166,160
Class I	(39,076,242)	(417,691,491)	7,964,496	83,275,013
Class R1	1,775	18,448	564	5,963
Class R2	4,491	46,315	752	7,993
Class R3	3,012	31,453	4,012	41,873
Class R4	573	5,990	668	7,084
Class R5	55,075,312	583,732,923	—	—
	16,777,227	$174,204,589	9,581,082	$100,815,662

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

On October 5, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 40%, 26%, 21%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2035 Fund were the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2013, the fund’s commitment fee and interest expense were $2,800 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

56

Notes to Financial Statements– continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	33,952,875	330,121,457	(316,576,381)	47,497,951

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$46,897	$47,497,951

57

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Global Bond Fund:

We have audited the accompanying statement of assets and liabilities of MFS Global Bond Fund (the Fund), including the portfolio of investments, as of May 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Bond Fund at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 17, 2013

58

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 71)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 58)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)

59

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Michael Hegarty (age 68)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director
John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A
J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 72)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 48)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until 2008)	N/A
Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Kino Clark (k) (age 45)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

60

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (until 2008)	N/A
Brian E. Langenfeld (k) (age 40)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 63)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

61

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A
Mark N. Polebaum (k) (age 61)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 69)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 53)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

62

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	JPMorgan Chase Bank
111 Huntington Avenue	One Chase Manhattan Plaza
Boston, MA 02199-7618	New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
111 Huntington Avenue	200 Clarendon Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Managers
Ward Brown
Matthew Ryan
Erik Weisman

63

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2013 income tax forms in January 2014. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $7,953,000 as capital gain dividends paid during the fiscal year.

64

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

65

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

66

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

May 31, 2013

MFS® ABSOLUTE

RETURN FUND

ART-ANN

MFS® ABSOLUTE RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	46.6%	(2.4)%	44.2%
	Europe ex-U.K.	22.7%	(3.8)%	18.9%
	North America ex-U.S.	5.5%	0.0%	5.5%
	United Kingdom	5.5%	(1.2)%	4.3%
	Emerging Markets	2.6%	0.0%	2.6%
	Asia/Pacific ex-Japan	4.4%	(1.8)%	2.6%
	Supranational	1.8%	0.0%	1.8%
	Japan	1.8%	0.0%	1.8%
	Developed - Middle East/Africa	0.3%	0.0%	0.3%
Equity	Europe ex-U.K.	0.0%	8.0%	8.0%
	Emerging Markets	0.0%	2.3%	2.3%
	U.S. Large Cap	0.0%	1.4%	1.4%
	Japan	0.0%	1.2%	1.2%
	United Kingdom	0.0%	0.1%	0.1%
	U.S. Small/Mid Cap	0.0%	(1.0)%	(1.0)%
	North America ex-U.S.	0.0%	(1.5)%	(1.5)%
	Asia/Pacific ex-Japan	0.0%	(6.2)%	(6.2)%
Real Estate-related	U.S.	1.5%	0.0%	1.5%
Cash	Cash & Equivalents (d)	4.2%	0.9%	5.1%
	Derivative Offsets (e)	2.2%	4.9%	7.1%

2

Portfolio Composition – continued

Top ten holdings (c)
DAX Index Future JUN 2013	2.4%
CAC 40 Index Future JUN 2013	2.3%
IBEX Index Future JUN 2013	2.1%
S&P/TSX 60 Index Future JUN 2013	(1.5)%
Govt of Australia Bond 10 yr Future JUN 2013	(1.8)%
MSCI Singapore Index Future JUN 2013	(2.0)%
U.S. Treasury Note 5 yr Future SEP 2013	(2.3)%
U.S. Treasury Note 10 yr Future SEP 2013	(2.4)%
Australian SPI 200 Index Future JUN 2013	(3.1)%
Euro-Bond 10 yr Future JUN 2013	(3.8)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivable) less liabilities, short term securities, and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Regional distinctions are based upon the issuer country of the individual securities. All of the holdings that are included within the Active Security Selection column are U.S. Dollar denominated securities.

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended May 31, 2013, Class A shares of the MFS Absolute Return Fund (“fund”) provided a total return of 2.66%, at net asset value. This compares with a return of 0.08% for the fund’s benchmark, the BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index.

In managing the fund, MFS employs an absolute return investment approach. Unlike many mutual funds, the fund is not managed with a goal of outperforming an index of securities or other funds. The investment returns of mutual funds that are managed relative to an index may be positive or negative and will tend to reflect the general direction of the markets. In contrast, the fund seeks to earn a positive return regardless of market conditions. As a result, if this strategy is successful, it is expected that the fund will outperform the general equity market during periods of flat or negative market performance, will underperform during periods of strong positive market performance, and will typically produce less volatile returns than the general equity market.

MFS attempts to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of primarily debt instruments and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund’s exposure to asset classes, markets and currencies.

Market Environment

In the months prior to the beginning of the period, the market was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions.

By the beginning of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the middle of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the calendar year, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, year-end fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline. A last minute political agreement averted the worst-case scenario and markets gravitated towards risk assets again, though the implementation of the U.S. budget sequester, combined with the uncertainty surrounding the Italian election results, inserted a greater degree of caution as the reporting period ended.

4

Management Review – continued

During the first few months of 2013, market sentiment improved markedly, as global macroeconomic indicators improved and fears of fiscal austerity in the U.S. waned. By the end of the period, however, global growth dynamics looked to be weakening again, though markets were generally unfazed, continuing their risk-on path, especially in light of continued easing by global central banks and the Bank of Japan in particular.

Factors Affecting Performance

Over the reporting period, the fund outperformed the BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index. The fund’s investment in fixed income securities was a primary contributor to performance. In particular, holdings of bonds in the financial sector had a positive impact on the fund’s return as this sector performed well in the risk on environment during the reporting period.

The tactical asset allocation overlay also contributed to returns during the reporting period. The decision to increase exposure to equities, mainly in emerging markets, aided returns as equity markets outpaced fixed income during the reporting period. The combination of a negative exposure to the Canadian equity market and a positive exposure to Turkish and European ex-UK equity markets via equity index futures further supported positive results. Currency allocation was another contributor, particularly the overlay’s short exposures to the Japanese yen and, in the latter half of the period, to the Swiss franc, both of which strengthened performance.

A negative exposure to the Indian equity market via equity index futures held back performance. The portfolio was also negatively impacted by a long position in sovereign bond futures in the United States. During the second half of the reporting period, a long exposure to the Norwegian krone weighed on results as the krone weakened versus the U.S. dollar.

Respectfully,

James Calmas	Benjamin Nastou	Natalie Shapiro
Portfolio Manager	Portfolio Manager	Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

5

PERFORMANCE SUMMARY THROUGH 5/31/13

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

6

Performance Summary – continued

Total Returns through 5/31/13

Average annual without sales charge

Share class	Class inception date	1-yr	Life (t)
A	3/30/11	2.66%	0.09%
B	3/30/11	1.85%	(0.65)%
C	3/30/11	1.97%	(0.63)%
I	3/30/11	2.86%	0.35%
R1	3/30/11	1.84%	(0.69)%
R2	3/30/11	2.41%	(0.17)%
R3	3/30/11	2.65%	0.08%
R4	3/30/11	2.91%	0.32%
R5	10/01/12	N/A	1.44%
Comparative benchmark
BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index (f)		0.08%	0.06%
Average annual with sales charge
A With Initial Sales Charge (4.75%)		(2.22)%	(2.12)%
B With CDSC (Declining over six years from 4% to 0%) (x)		(2.15)%	(2.02)%
C With CDSC (1% for 12 months) (x)		0.97%	(0.63)%

Class I, R1, R2, R3, R4 and R5 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Benchmark Definition

BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index – tracks the performance of U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the funds share classes may have different inception dates, the life returns may represent different time periods and may not be comparable.

7

Performance Summary – continued

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

8

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 1, 2012 through May 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2012 through May 31, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Expenses Paid During Period (p) 12/01/12-5/31/13
A	Actual	1.14%	$1,000.00	$1,004.95	$5.70
	Hypothetical (h)	1.14%	$1,000.00	$1,019.25	$5.74
B	Actual	1.90%	$1,000.00	$1,001.84	$9.48
	Hypothetical (h)	1.90%	$1,000.00	$1,015.46	$9.55
C	Actual	1.90%	$1,000.00	$1,002.02	$9.48
	Hypothetical (h)	1.90%	$1,000.00	$1,015.46	$9.55
I	Actual	0.90%	$1,000.00	$1,006.20	$4.50
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
R1	Actual	1.90%	$1,000.00	$1,000.75	$9.48
	Hypothetical (h)	1.90%	$1,000.00	$1,015.46	$9.55
R2	Actual	1.40%	$1,000.00	$1,003.80	$6.99
	Hypothetical (h)	1.40%	$1,000.00	$1,017.95	$7.04
R3	Actual	1.15%	$1,000.00	$1,004.92	$5.75
	Hypothetical (h)	1.15%	$1,000.00	$1,019.20	$5.79
R4	Actual	0.90%	$1,000.00	$1,006.16	$4.50
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
R5	Actual	0.89%	$1,000.00	$1,006.40	$4.45
	Hypothetical (h)	0.89%	$1,000.00	$1,020.49	$4.48

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

10

PORTFOLIO OF INVESTMENTS

5/31/13

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.5%
Issuer	Shares/Par	Value ($)
Apparel Manufacturers - 0.3%
VF Corp., FRN, 1.024%, 2013	$450,000	$450,796

Asset-Backed & Securitized - 8.7%
Anthracite Ltd., “A”, CDO, FRN, 0.556%, 2019 (z)	$82,924	$82,236
ARI Fleet Lease Trust, “A”, FRN, 0.743%, 2020 (n)	441,454	442,738
ARI Fleet Lease Trust, “A”, FRN, 0.493%, 2021 (n)	553,645	553,777
Cent CDO XI Ltd., “A1”, FRN, 0.536%, 2019 (n)	442,644	439,424
Chesapeake Funding LLC, “A”, FRN, 1.949%, 2021 (z)	66,693	66,884
Chesapeake Funding LLC, “A”, FRN, 0.943%, 2023 (z)	554,000	556,494
CNH Equipment Trust, “A2”, 0.45%, 2016	600,000	600,072
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	250,000	253,402
Ford Credit Auto Owner Trust, “A2”, 0.4%, 2015	544,385	544,440
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.543%, 2016	490,000	490,832
Ford Credit Floorplan Master Owner Trust, “A2”, FRN, 0.799%, 2015	312,000	312,383
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	158,373	158,471
GE Equipment Transportation LLC, “A2”, 0.47%, 2015	420,000	420,139
HLSS Servicer Advance Receivables Trust, 2013-T1, “A1”, 0.898%, 2044 (n)	740,000	740,518
Home Loan Servicing Solutions Ltd., 1.34%, 2043 (n)	200,000	200,440
Hyundai Auto Lease Securitization Trust 2013,“A2”, 0.51%, 2015 (z)	480,000	479,985
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	62,796	62,933
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	438,000	493,692
Mercedes Benz Master Owner Trust, FRN, 0.463%, 2016 (n)	1,000,000	998,816
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.499%, 2018	760,000	760,000
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	417,130	417,254
Race Point CLO Ltd., “A1A”, FRN, 0.474%, 2021 (n)	620,000	613,023
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	177,432	177,649
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	510,136	510,315
Santander Drive Auto Receivable Trust, “A2”, 0.47%, 2016	320,000	319,956
Smart Trust, “A2B”, FRN, 0.749%, 2014 (n)	319,271	319,657
Smart Trust, “A2B”, FRN, 0.529%, 2015 (n)	400,000	400,250
Smart Trust, “A2B”, FRN, 0.449%, 2015	400,000	400,000
Volvo Financial Equipment LLC, “A2”, 0.53%, 2015 (n)	1,450,000	1,450,152
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.924%, 2051	422,764	435,506

		$13,701,438

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - 4.3%
American Honda Finance Corp., 1.6%, 2018 (n)	$229,000	$227,907
American Honda Finance Corp., 1.85%, 2014 (n)	620,000	629,050
American Honda Finance Corp., FRN, 0.493%, 2014 (n)	200,000	200,203
American Honda Finance Corp., FRN, 0.648%, 2016 (z)	200,000	200,204
Daimler Finance North America LLC, FRN, 0.879%, 2015 (n)	700,000	702,332
Daimler Finance North America LLC, FRN, 1.608%, 2013 (n)	240,000	240,187
Daimler Finance North America LLC, FRN, 1.472%, 2013 (n)	300,000	300,739
Daimler Finance North America LLC, FRN, 0.894%, 2014 (n)	700,000	701,963
Ford Motor Credit Co. LLC, 4.207%, 2016	200,000	213,091
Harley-Davidson Financial Services, 3.875%, 2016 (n)	420,000	447,659
Hyundai Capital America, 1.625%, 2015 (n)	700,000	704,868
Nissan Motor Acceptance Corp., 4.5%, 2015 (n)	300,000	317,624
RCI Banque S.A., FRN, 2.148%, 2014 (n)	430,000	431,346
Toyota Motor Credit Corp., 1.25%, 2014	260,000	262,965
Toyota Motor Credit Corp., 3.2%, 2015	125,000	131,272
Volkswagen International Finance N.V., FRN, 1.032%, 2014 (n)	600,000	601,759
Volkswagen International Finance N.V., FRN, 0.874%, 2014 (n)	450,000	451,796

		$6,764,965
Banks & Diversified Financials (Covered Bonds) - 2.5%
Australia & New Zealand Banking Group, FRN, 0.89%, 2015 (n)	$250,000	$252,031
Bank of Nova Scotia, 1.45%, 2013 (n)	725,000	726,087
Commonwealth Bank of Australia, 0.75%, 2016 (n)	710,000	708,225
Credit Mutuel-CIC Home Loan, 1.5%, 2017 (n)	600,000	597,000
DnB Nor Boligkreditt A.S., 2.1%, 2015 (n)	500,000	516,050
Norddeutsche Landesbank, 0.875%, 2015 (n)	400,000	401,240
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	400,000	419,120
Stadshypotek AB, 1.45%, 2013 (z)	250,000	250,978

		$3,870,731
Broadcasting - 0.5%
Vivendi S.A., 2.4%, 2015 (n)	$390,000	$397,465
WPP Finance, 8%, 2014	375,000	407,328

		$804,793
Brokerage & Asset Managers - 0.5%
BlackRock, Inc., 3.5%, 2014	$125,000	$130,590
BlackRock, Inc., 1.375%, 2015	500,000	507,450
Franklin Resources, Inc., 1.375%, 2017	97,000	96,275

		$734,315
Cable TV - 1.0%
Comcast Corp., 5.3%, 2014	$125,000	$128,640
DIRECTV Holdings LLC, 4.75%, 2014	425,000	446,338

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
DIRECTV Holdings LLC, 2.4%, 2017	$120,000	$122,811
NBCUniversal Enterprise Co., FRN, 0.817%, 2016 (n)	500,000	502,368
NBCUniversal Media LLC, 2.1%, 2014	400,000	405,124

		$1,605,281
Chemicals - 0.1%
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	$100,000	$104,254

Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$425,000	$441,730

Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.523%, 2018	$500,000	$501,452

Conglomerates - 1.3%
ABB Finance (USA), Inc., 1.625%, 2017	$97,000	$97,329
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	660,000	685,608
General Electric Co., 0.85%, 2015	200,000	200,464
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	220,000	222,324
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	230,000	246,861
Pentair Finance S.A., 1.35%, 2015	400,000	401,467
United Technologies Corp., FRN, 0.775%, 2015	240,000	241,949

		$2,096,002
Consumer Products - 0.8%
Avon Products, Inc., 2.375%, 2016	$140,000	$142,334
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	290,000	290,557
Mattel, Inc., 1.7%, 2018	139,000	138,264
Newell Rubbermaid, Inc., 2%, 2015	400,000	406,795
Newell Rubbermaid, Inc., 2.05%, 2017	236,000	235,236

		$1,213,186
Consumer Services - 0.4%
eBay, Inc., 1.35%, 2017	$264,000	$263,936
Experian Finance PLC, 2.375%, 2017 (n)	249,000	250,996
Western Union Co., 2.375%, 2015	200,000	202,913

		$717,845
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$420,000	$436,284

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 2018	$141,000	$143,268

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - 0.9%
Applied Materials, Inc., 2.65%, 2016	$400,000	$418,083
Broadcom Corp., 1.5%, 2013	125,000	125,505
Intel Corp., 1.35%, 2017	581,000	577,299
Tyco Electronics Group S.A., 1.6%, 2015	270,000	272,884

		$1,393,771
Emerging Market Quasi-Sovereign - 1.5%
CNOOC Finance (2013) Ltd., 1.125%, 2016	$400,000	$399,402
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	425,000	443,181
Korea Development Bank, 1%, 2016	410,000	404,730
Korea Gas Corp., 2.25%, 2017 (n)	260,000	258,103
Petrobras International Finance Co., 3.875%, 2016	390,000	406,920
Rosneft, 3.149%, 2017 (n)	222,000	222,528
State Grid International Development Co. Ltd., 1.75%, 2018 (z)	319,000	314,118

		$2,448,982
Emerging Market Sovereign - 0.5%
Russian Federation, 3.25%, 2017 (n)	$400,000	$416,332
State of Qatar, 5.15%, 2014 (n)	300,000	309,750

		$726,082
Energy - Independent - 0.8%
Encana Corp., 5.9%, 2017	$360,000	$418,042
Encana Holdings Finance Corp., 5.8%, 2014	440,000	460,127
Hess Corp., 7%, 2014	400,000	416,944

		$1,295,113
Energy - Integrated - 2.8%
BG Energy Capital PLC, 2.875%, 2016 (n)	$550,000	$580,683
BP Capital Markets PLC, 3.125%, 2015	450,000	474,235
BP Capital Markets PLC, 0.7%, 2015	297,000	296,289
Cenovus Energy, Inc., 4.5%, 2014	425,000	444,445
Chevron Corp., 1.104%, 2017	314,000	311,781
Husky Energy, Inc., 5.9%, 2014	400,000	420,363
Petro-Canada Financial Partnership, 5%, 2014	420,000	443,905
Shell International Finance B.V., 1.125%, 2017	600,000	597,028
Total Capital Canada Ltd., FRN, 0.657%, 2016	180,000	180,846
Total Capital International S.A., 1.5%, 2017	500,000	502,407
TOTAL S.A., 3%, 2015	125,000	131,111

		$4,383,093
Entertainment - 0.7%
Viacom, Inc., 1.25%, 2015	$650,000	$653,554
Walt Disney Co., 0.45%, 2015	490,000	488,911

		$1,142,465

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - 1.8%
General Electric Capital Corp., 1.875%, 2013	$175,000	$175,781
General Electric Capital Corp., 2.15%, 2015	200,000	204,686
General Electric Capital Corp., FRN, 1.13%, 2014	700,000	703,557
General Electric Capital Corp., FRN, 0.875%, 2015	250,000	252,251
General Electric Capital Corp., FRN, 0.88%, 2016	500,000	502,583
LeasePlan Corp. N.V., 3%, 2017 (n)	340,000	345,086
LeasePlan Corp. N.V., 2.5%, 2018 (z)	200,000	195,559
NYSE Euronext, 2%, 2017	412,000	416,690

		$2,796,193
Food & Beverages - 5.0%
Anheuser-Busch InBev S.A., 3.625%, 2015	$500,000	$526,801
Anheuser-Busch InBev S.A., 0.8%, 2016	300,000	299,559
Anheuser-Busch InBev S.A., 1.375%, 2017	130,000	129,735
Cadbury Schweppes U.S. Finance, 5.125%, 2013	125,000	126,730
Campbell Soup Co., FRN, 0.574%, 2014	600,000	600,852
Coca-Cola Co., 1.15%, 2018	270,000	266,661
Conagra Foods, Inc., 5.875%, 2014	325,000	338,978
Conagra Foods, Inc., 1.3%, 2016	310,000	311,954
Diageo Capital PLC, 7.375%, 2014	400,000	416,489
Diageo Capital PLC, 1.5%, 2017	300,000	301,189
General Mills, Inc., 5.25%, 2013	125,000	126,169
General Mills, Inc., 5.2%, 2015	400,000	431,469
H.J. Heinz Co., 5.35%, 2013	425,000	426,700
Heineken N.V., 0.8%, 2015 (n)	500,000	499,196
Ingredion, Inc., 3.2%, 2015	135,000	141,547
Ingredion, Inc., 1.8%, 2017	167,000	165,518
Kellogg Co., 4.45%, 2016	260,000	284,496
Kraft Foods Group, Inc., 1.625%, 2015	480,000	486,682
Miller Brewing Co., 5.5%, 2013 (n)	125,000	126,210
Molson Coors Brewing Co., 2%, 2017	500,000	507,426
PepsiCo, Inc., 2.5%, 2016	365,000	382,209
Pernod-Ricard S.A., 2.95%, 2017 (n)	410,000	426,613
SABMiller Holdings, Inc., 1.85%, 2015 (n)	220,000	223,548
SABMiller Holdings, Inc., 2.45%, 2017 (n)	340,000	350,873

		$7,897,604
Food & Drug Stores - 0.6%
CVS Caremark Corp., 3.25%, 2015	$350,000	$366,024
Walgreen Co., 1%, 2015	650,000	652,854

		$1,018,878
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 2.95%, 2017	$442,000	$455,370

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - 2.3%
Aflac, Inc., 3.45%, 2015	$400,000	$423,189
American International Group, Inc., 3.65%, 2014	400,000	407,139
American International Group, Inc., 3%, 2015	140,000	145,009
American International Group, Inc., 5.85%, 2018	299,000	344,271
ING U.S., Inc., 2.9%, 2018 (n)	235,000	239,280
Lincoln National Corp., 4.3%, 2015	125,000	133,390
MassMutual Global Funding, FRN, 0.657%, 2014 (n)	130,000	130,317
MetLife Institutional Funding II LLC, FRN, 0.65%, 2015 (n)	350,000	350,675
MetLife, Inc., 1.756%, 2017	117,000	117,816
MetLife, Inc., FRN, 1.523%, 2013	550,000	551,123
New York Life Global Funding, 1.3%, 2015 (n)	740,000	748,843

		$3,591,052
Insurance - Health - 0.3%
Aetna, Inc., 1.5%, 2017	$94,000	$93,294
WellPoint, Inc., 5%, 2014	400,000	425,459
Wellpoint, Inc., 1.25%, 2015	30,000	30,188

		$548,941
Insurance - Property & Casualty - 1.1%
ACE Ltd., 2.6%, 2015	$215,000	$224,595
Aon Corp., 3.5%, 2015	375,000	395,551
AXIS Capital Holdings Ltd., 5.75%, 2014	370,000	394,768
Berkshire Hathaway, Inc., FRN, 0.975%, 2014	460,000	463,687
QBE Insurance Group Ltd., 2.4%, 2018 (n)	299,000	297,314

		$1,775,915
International Market Quasi-Sovereign - 6.9%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$487,000	$506,772
Bank Nederlandse Gemeenten N.V., 1.375%, 2018 (n)	650,000	648,310
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	800,000	826,240
Electricite de France PLC, 5.5%, 2014 (n)	500,000	515,835
Finance for Danish Industry A.S., 2%, 2013 (n)	850,000	850,280
FMS Wertmanagement, 0.625%, 2016	580,000	579,473
ING Bank N.V., 3.9%, 2014 (n)	200,000	205,403
KfW Bankengruppe, 3.5%, 2014	175,000	179,279
Kommunalbanken A.S., 1%, 2014 (n)	620,000	624,030
Kommunalbanken A.S., 0.375%, 2015 (n)	230,000	229,741
Kommunalbanken A.S., 1.75%, 2015 (n)	150,000	153,855
Kommunalbanken A.S., 1%, 2018 (n)	190,000	187,008
Kommunalbanken A.S., FRN, 0.406%, 2016 (n)	270,000	270,213
Kreditanstalt für Wiederaufbau, FRN, 0.246%, 2015	1,000,000	1,000,008
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	300,000	319,140
Municipality Finance PLC, 2.375%, 2016	690,000	721,845

16

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Quasi-Sovereign - continued
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	$750,000	$757,275
Oesterreichische Kontrollbank AG, 1.375%, 2014	1,000,000	1,006,149
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	150,000	154,088
Statoil A.S.A., 2.9%, 2014	125,000	129,116
Statoil A.S.A., 7.375%, 2016 (n)	400,000	472,120
Statoil A.S.A., 1.8%, 2016	180,000	185,349
Statoil A.S.A., FRN, 0.565%, 2018	290,000	290,427

		$10,811,956
International Market Sovereign - 2.6%
Kingdom of Denmark, 0.375%, 2016 (n)	$590,000	$585,811
Kingdom of Sweden, 1%, 2018 (z)	640,000	636,032
Kommuninvest i Sverige AB, 0.5%, 2016 (n)	1,500,000	1,489,200
Republic of Finland, 1.25%, 2015 (n)	1,000,000	1,016,500
Republic of Iceland, 4.875%, 2016 (n)	381,000	404,812

		$4,132,355
Local Authorities - 1.7%
Province of British Columbia, 2.85%, 2015	$1,000,000	$1,047,900
Province of Ontario, 2.3%, 2016	300,000	313,200
Province of Ontario, 1.1%, 2017	900,000	892,890
State of Illinois, 4.961%, 2016	355,000	385,445

		$2,639,435
Machinery & Tools - 0.2%
Caterpillar Financial Services Corp., 1.1%, 2015	$300,000	$302,953

Major Banks - 9.4%
ABN AMRO Bank N.V., 3%, 2014 (n)	$200,000	$202,924
ABN AMRO Bank N.V., 1.375%, 2016 (n)	750,000	750,900
ABN AMRO Bank N.V., FRN, 2.046%, 2014 (n)	230,000	232,311
ANZ National (International) Ltd., FRN, 1.28%, 2013 (n)	450,000	452,178
Bank of Montreal, 1.45%, 2018	1,700,000	1,676,712
Bank of Nova Scotia, FRN, 0.68%, 2016	800,000	800,662
BNP Paribas, FRN, 1.179%, 2014	380,000	381,368
Commonwealth Bank of Australia, 3.75%, 2014 (n)	125,000	130,312
DBS Bank Ltd., 2.35%, 2017 (n)	420,000	430,052
DNB Bank A.S.A., 3.2%, 2017 (z)	620,000	652,758
HSBC Bank PLC, 3.1%, 2016 (n)	420,000	444,071
HSBC Bank PLC, FRN, 0.915%, 2018 (z)	444,000	441,615
HSBC USA, Inc., 1.625%, 2018	100,000	99,201
ING Bank N.V., 3.75%, 2017 (n)	232,000	246,474
ING Bank N.V., FRN, 1.224%, 2016 (n)	310,000	310,420
ING Bank N.V., FRN, 1.674%, 2014 (n)	350,000	353,602

17

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
KeyCorp, 3.75%, 2015	$100,000	$106,163
Macquarie Bank Ltd., 5%, 2017 (n)	580,000	636,809
National Australia Bank Ltd., 2%, 2015	420,000	430,060
Nordea Bank AB, FRN, 0.735%, 2016 (z)	550,000	549,687
PNC Bank N.A., FRN, 0.586%, 2016	250,000	250,733
PNC Funding Corp., 3.625%, 2015	125,000	130,970
Royal Bank of Scotland PLC, 2.55%, 2015	530,000	544,386
Royal Bank of Scotland PLC, 4.375%, 2016	120,000	129,985
Santander International Debt S.A., 2.991%, 2013 (n)	300,000	301,481
Santander U.S. Debt S.A.U., 3.724%, 2015 (z)	100,000	101,620
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	105,043
Standard Chartered PLC, FRN, 1.225%, 2014 (n)	500,000	503,961
State Street Bank & Trust Co., FRN, 0.474%, 2015	406,000	403,983
Sumitomo Mitsui Banking Corp., 1.35%, 2015	420,000	424,401
Svenska Handelsbanken AB, FRN, 0.732%, 2016	680,000	682,073
Wells Fargo & Co., 3.75%, 2014	550,000	572,556
Wells Fargo & Co., 1.25%, 2015	250,000	252,346
Westpac Banking Corp., 0.95%, 2016	410,000	411,190
Westpac Banking Corp., 2%, 2017	610,000	623,441

		$14,766,448
Medical & Health Technology & Services - 2.1%
Baxter International, Inc., 1.85%, 2017	$210,000	$213,196
Becton, Dickinson & Co., 1.75%, 2016	150,000	153,691
Catholic Health Initiatives, 1.6%, 2017	250,000	248,690
Covidien International Finance S.A., 6%, 2017	231,000	272,299
Covidien International Finance S.A., 1.875%, 2013	500,000	500,209
Covidien International Finance S.A., 1.35%, 2015	250,000	252,749
Express Scripts Holding Co., 2.1%, 2015	385,000	393,038
McKesson Corp., 0.95%, 2015	360,000	360,888
McKesson Corp., 3.25%, 2016	375,000	398,292
Thermo Fisher Scientific, Inc., 2.25%, 2016	440,000	449,739

		$3,242,791
Metals & Mining - 1.3%
Anglo American Capital, 2.15%, 2013 (n)	$400,000	$401,560
Barrick Gold Corp., 2.5%, 2018 (n)	200,000	197,392
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	310,000	313,274
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	270,000	269,256
Glencore Funding LLC, FRN, 1.431%, 2016 (z)	370,000	369,997
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	560,000	581,809

		$2,133,288

18

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 4.3%
Fannie Mae, 5.05%, 2016 (f)	$756,109	$816,277
Fannie Mae, 0.595%, 2015	1,010,000	1,007,552
Fannie Mae, 5.136%, 2016	179,125	194,737
Fannie Mae, 1.114%, 2017	410,000	411,169
Fannie Mae, 4%, 2025 (f)	1,119,482	1,188,783
Fannie Mae, TBA, 2.5%, 2028	960,000	977,437
Freddie Mac, 1.655%, 2016	197,790	201,831
Freddie Mac, 1.426%, 2017	147,000	148,555
Freddie Mac, 3.5%, 2026	595,872	624,819
Freddie Mac, TBA, 2.5%, 2028	1,129,000	1,148,008

		$6,719,168
Municipals - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Rev. “A”, 1.298%, 2016	$785,000	$785,424

Natural Gas - Distribution - 0.3%
GDF Suez, 1.625%, 2017 (n)	$550,000	$550,511

Natural Gas - Pipeline - 0.7%
Energy Transfer Partners LP, 8.5%, 2014	$257,000	$273,596
Enterprise Products Operating LP, 3.2%, 2016	400,000	422,061
Kinder Morgan Energy Partners LP, 5.125%, 2014	420,000	445,971

		$1,141,628
Network & Telecom - 1.6%
AT&T, Inc., 0.8%, 2015	$620,000	$619,238
AT&T, Inc., FRN, 0.66%, 2016	70,000	70,086
BellSouth Corp., 5.2%, 2014	520,000	549,846
France Telecom, 2.125%, 2015	125,000	127,735
Telecom Italia Capital, 5.25%, 2013	400,000	407,000
Verizon Communications, Inc., 0.7%, 2015	730,000	727,395

		$2,501,300
Oil Services - 0.4%
Noble Corp., 5.875%, 2013	$500,000	$500,000
Transocean, Inc., 2.5%, 2017	155,000	156,432

		$656,432
Oils - 0.1%
Phillips 66, 1.95%, 2015	$180,000	$183,368

19

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 4.6%
American Express Centurion Bank, FRN, 0.725%, 2015	$250,000	$250,319
American Express Credit Corp., 2.8%, 2016	450,000	473,489
BB&T Corp., 2.05%, 2014	170,000	172,464
BB&T Corp., 1.45%, 2018	288,000	284,873
BBVA Senior Finance S.A. Unipersonal, FRN, 2.399%, 2014	300,000	302,285
Capital One Financial Corp., 2.15%, 2015	270,000	275,280
Capital One Financial Corp., FRN, 1.427%, 2014	450,000	454,320
Capital One Financial Corp., FRN, 0.913%, 2015	320,000	321,861
Danske Bank A/S, 3.75%, 2015 (n)	100,000	104,480
Groupe BPCE S.A., FRN, 1.526%, 2016	590,000	594,181
Intesa Sanpaolo S.p.A., 3.125%, 2016	370,000	367,984
Intesa Sanpaolo S.p.A., FRN, 2.674%, 2014 (n)	200,000	201,014
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	675,000	709,945
National Bank of Canada, 1.5%, 2015	270,000	273,629
Nordea Bank AB, 1.75%, 2013 (n)	125,000	125,600
Santander UK PLC, 3.875%, 2014 (n)	100,000	103,637
Skandinaviska Enskilda, 1.75%, 2018 (z)	271,000	269,835
SunTrust Banks, Inc., 3.5%, 2017	303,000	322,575
Svenska Handelsbanken AB, 4.875%, 2014 (n)	100,000	104,286
Svenska Handelsbanken AB, 2.875%, 2017	289,000	304,001
Swedbank AB, 2.125%, 2017 (n)	311,000	314,984
The Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.723%, 2016 (n)	400,000	400,545
Union Bank, FRN, 1.224%, 2014	500,000	503,248

		$7,234,835
Personal Computers & Peripherals - 0.2%
Hewlett-Packard Co., 2.625%, 2014	$320,000	$327,439

Pharmaceuticals - 2.4%
AbbVie, Inc., FRN, 1.033%, 2015 (n)	$550,000	$555,976
Amgen, Inc., 2.3%, 2016	450,000	464,172
Bristol-Myers Squibb Co., 0.875%, 2017	615,000	605,293
Celgene Corp., 2.45%, 2015	425,000	439,039
Sanofi, 1.2%, 2014	200,000	202,040
Sanofi, 1.25%, 2018	800,000	788,240
Teva Pharmaceutical Finance III, 1.7%, 2014	420,000	424,148
Watson Pharmaceuticals, Inc., 1.875%, 2017	260,000	258,274

		$3,737,182
Printing & Publishing - 0.6%
Pearson PLC, 4%, 2016 (n)	$500,000	$538,135
Thomson Reuters Corp., 0.875%, 2016	410,000	407,707

		$945,842

20

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - 1.1%
ERP Operating, REIT, 5.125%, 2016	$510,000	$565,153
HCP, Inc., REIT, 2.7%, 2014	470,000	476,042
Health Care, Inc., REIT, 2.25%, 2018	150,000	151,106
Mack-Cali Realty LP, 2.5%, 2017	200,000	197,414
Simon Property Group, Inc., REIT, 6.1%, 2016	222,000	251,367
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	167,000	164,800

		$1,805,882
Retailers - 0.6%
AutoZone, Inc., 6.5%, 2014	$125,000	$129,373
Home Depot, Inc., 5.25%, 2013	125,000	128,223
Wesfarmers Ltd., 2.983%, 2016 (n)	400,000	420,187
Wesfarmers Ltd., 1.874%, 2018 (n)	233,000	233,082

		$910,865
Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc., 2%, 2016	$104,000	$107,202
Airgas, Inc., 2.95%, 2016	400,000	418,596
Ecolab, Inc., 2.375%, 2014	200,000	204,652
Ecolab, Inc., 1%, 2015	350,000	350,979

		$1,081,429
Specialty Stores - 0.2%
Best Buy Co., Inc., 6.75%, 2013	$300,000	$301,500

Supermarkets - 0.3%
Tesco PLC, 2%, 2014 (n)	$280,000	$284,495
Woolworths Ltd., 2.55%, 2015 (n)	125,000	129,678

		$414,173
Supranational - 1.8%
Council of Europe, 4.5%, 2014	$800,000	$835,120
European Investment Bank, 5%, 2013	1,000,000	1,016,896
International Bank for Reconstruction and Development, 0.5%, 2016	1,000,000	998,156

		$2,850,172
Telecommunications - Wireless - 0.9%
America Movil S.A.B. de C.V., 2.375%, 2016	$200,000	$205,369
American Tower Trust I, REIT, 1.551%, 2018 (n)	500,000	497,154
Crown Castle Towers LLC, 4.523%, 2015 (n)	560,000	589,678
Vodafone Group PLC, 4.15%, 2014	125,000	129,127

		$1,421,328

21

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - 1.2%
Altria Group, Inc., 8.5%, 2013	$325,000	$336,075
B.A.T. International Finance PLC, 8.125%, 2013 (n)	125,000	128,923
B.A.T. International Finance PLC, 1.4%, 2015 (n)	470,000	474,078
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	206,000	205,394
Lorillard Tobacco Co., 3.5%, 2016	190,000	200,566
Reynolds American, Inc., 1.05%, 2015	420,000	420,995
Reynolds American, Inc., 7.625%, 2016	80,000	94,665

		$1,860,696
Transportation - Services - 0.6%
ERAC USA Finance Co., 2.75%, 2013 (n)	$525,000	$525,820
ERAC USA Finance Co., 1.4%, 2016 (n)	200,000	200,240
ERAC USA Finance Co., 2.75%, 2017 (n)	202,000	209,681

		$935,741
U.S. Government Agencies and Equivalents - 2.8%
Aid-Egypt, 4.45%, 2015	$730,000	$795,221
Federal Home Loan Bank, 1.375%, 2014 (f)	2,000,000	2,023,358
National Credit Union Administration, 1.4%, 2015	820,000	836,416
Small Business Administration, 2.25%, 2021	690,595	712,903

		$4,367,898
Utilities - Electric Power - 4.4%
American Electric Power Co., Inc., 1.65%, 2017	$220,000	$218,609
Dominion Resources, Inc., 1.95%, 2016	460,000	471,843
DTE Energy Co., FRN, 0.987%, 2013	400,000	400,000
Duke Energy Corp., 6.3%, 2014	525,000	544,278
Duke Energy Corp., 1.625%, 2017	110,000	109,950
Enel Finance International S.A., 6.25%, 2017 (n)	410,000	462,185
Exelon Generation Co. LLC, 5.35%, 2014	400,000	411,354
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	475,000	489,734
NextEra Energy Capital Co., 1.2%, 2015	70,000	70,441
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	618,000	623,281
Northeast Utilities, FRN, 1.03%, 2013	800,000	801,100
PG&E Corp., 5.75%, 2014	200,000	208,193
PPL WEM Holdings PLC, 3.9%, 2016 (n)	440,000	465,948
Progress Energy, Inc., 6.05%, 2014	500,000	520,699
PSEG Power LLC, 2.75%, 2016	190,000	196,905
Southern Co., 2.375%, 2015	550,000	569,258
Virginia Electric and Power Co., 1.2%, 2018	410,000	405,696

		$6,969,474
Total Bonds (Identified Cost, $147,470,570)		$148,791,312

22

Portfolio of Investments – continued

Money Market Funds - 6.2%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	9,810,342	$9,810,342
Total Investments (Identified Cost, $157,280,912)		$158,601,654

Other Assets, Less Liabilities - (0.7)%		(1,051,585)
Net Assets - 100.0%		$157,550,069

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,234,374 representing 31.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Honda Finance Corp., FRN, 0.648%, 2016	5/22/13	$200,000	$200,204
Anthracite Ltd., “A”, CDO, FRN, 0.556%, 2019	5/11/11	77,540	82,236
Chesapeake Funding LLC, “A”, FRN, 1.949%, 2021	8/09/12	67,335	66,884
Chesapeake Funding LLC, “A”, FRN, 0.943%, 2023	5/10/12	554,000	556,494
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	249,975	253,402
DNB Bank A.S.A., 3.2%, 2017	5/08/13-5/15/13	659,816	652,758
Glencore Funding LLC, FRN, 1.431%, 2016	5/22/13	370,000	369,997
HSBC Bank PLC, FRN, 0.915%, 2018	5/08/13	444,000	441,615
Hyundai Auto Lease Securitization Trust 2013,“A2”, 0.51%, 2015	2/27/13	479,987	479,985
Kingdom of Sweden, 1%, 2018	2/20/13	638,700	636,032
LeasePlan Corp. N.V., 2.5%, 2018	5/07/13	199,076	195,559
Nordea Bank AB, FRN, 0.735%, 2016	5/07/13	550,000	549,687
Santander U.S. Debt S.A.U., 3.724%, 2015	3/19/13	101,352	101,620
Skandinaviska Enskilda, 1.75%, 2018	3/13/13	269,502	269,835
Stadshypotek AB, 1.45%, 2013	6/08/11	250,313	250,978
State Grid International Development Co. Ltd., 1.75%, 2018	5/15/13	318,502	314,118
Total Restricted Securities			$5,421,404
% of Net assets			3.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation

23

Portfolio of Investments – continued

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 5/31/13

Forward Foreign Currency Exchange Contracts at 5/31/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank	6,887,735	8/12/13	$6,842,447	$6,558,570	$283,877
SELL	CAD	JPMorgan Chase Bank	1,524,160	8/12/13	1,499,362	1,467,629	31,733
BUY	CHF	JPMorgan Chase Bank	463,756	8/12/13	478,000	485,325	7,325
SELL	CHF	JPMorgan Chase Bank	8,063,208	8/12/13	8,617,037	8,438,217	178,820
BUY	EUR	Goldman Sachs International	793,540	8/12/13	1,022,000	1,031,832	9,832
SELL	EUR	Goldman Sachs International	1,400,083	8/12/13	1,837,090	1,820,514	16,576
BUY	GBP	JPMorgan Chase Bank	1,184,753	8/12/13	1,793,000	1,799,275	6,275
SELL	GBP	JPMorgan Chase Bank	608,445	8/12/13	941,490	924,041	17,449
BUY	JPY	Goldman Sachs International	18,553,224	8/12/13	181,000	184,752	3,752

24

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	JPY	Goldman Sachs International	259,396,607	8/12/13	$2,658,291	$2,583,062	$75,229
SELL	JPY	JPMorgan Chase Bank	25,165,064	8/12/13	258,276	250,593	7,683
SELL	NOK	Goldman Sachs International	7,438,216	8/12/13	1,279,000	1,264,115	14,885
SELL	NZD	JPMorgan Chase Bank	3,825,698	8/12/13	3,129,436	3,025,966	103,470
BUY	SEK	Goldman Sachs International	4,188,448	8/12/13	629,000	631,385	2,385
SELL	SEK	Goldman Sachs International	2,343,762	8/12/13	360,000	353,309	6,691

							$765,982

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank	2,882,942	8/12/13	$2,951,000	$2,745,166	$(205,834)
BUY	CAD	JPMorgan Chase Bank	1,843,749	8/12/13	1,818,000	1,775,365	(42,635)
BUY	GBP	JPMorgan Chase Bank	512,832	8/12/13	798,000	778,835	(19,165)
BUY	NOK	Goldman Sachs International	28,565,835	8/12/13	4,893,527	4,854,726	(38,801)
BUY	NOK	JPMorgan Chase Bank	4,565,189	8/12/13	781,506	775,848	(5,658)
BUY	NZD	JPMorgan Chase Bank	1,630,994	8/12/13	1,383,000	1,290,048	(92,952)
BUY	SEK	Goldman Sachs International	26,629,560	8/12/13	4,060,034	4,014,258	(45,776)
BUY	SEK	JPMorgan Chase Bank	14,557,514	8/12/13	2,219,827	2,194,464	(25,363)

							$(476,184)

Futures Contracts Outstanding at 5/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	41	$4,775,898	June - 2013	$335,495
DAX Index (Long)	EUR	14	3,793,473	June - 2013	41,817
FTSE JSE Top 40 Index (Long)	ZAR	34	1,261,818	June - 2013	12,976

25

Portfolio of Investments – continued

Futures Contracts Outstanding at 5/31/13 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
FTSE MIB Index (Long)	EUR	18	$2,003,063	June - 2013	$111,674
Hang Seng Index (Short)	HKD	12	1,691,406	June - 2013	49,550
MSCI Singapore Index (Short)	SGD	54	3,105,625	June - 2013	150,113
NIFTY Index (Short)	USD	50	598,833	June - 2013	14,216
NIKKEI 225 Index (Long)	JPY	14	1,874,548	June - 2013	47,736
OMX Index (Short)	SEK	89	1,627,692	June - 2013	17,035
S&P TSX 60 Index (Short)	CAD	17	2,378,934	June - 2013	9,725

					$790,337

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	24	2,808,341	June - 2013	$61,237
GB Govt Bond 10 yr (Short)	GBP	11	1,935,579	September - 2013	10,822
U.S. Treasury Note 10 yr (Short)	USD	29	3,747,344	September - 2013	5,563
U.S. Treasury Note 5 yr (Short)	USD	29	3,550,008	September - 2013	2,844

					$80,466

					$870,803

Liability Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	15	$1,410,256	June - 2013	$(30,392)
Bovespa Index (Long)	BRL	35	873,448	June - 2013	(9,944)
CAC 40 Index (Long)	EUR	72	3,663,862	June - 2013	(313)
FTSE 100 Index (Long)	GBP	1	99,470	June - 2013	(3,533)
Hang Seng China ENT Index (Long)	HKD	29	1,906,543	June - 2013	(71,088)
IBEX Index (Long)	EUR	30	3,219,552	June - 2013	(56,754)
ISE 30 Index (Long)	TRY	346	1,945,640	June - 2013	(84,858)
KOSPI Index (Short)	KRW	18	2,071,536	June - 2013	(1,240)
Mex Bolsa Index (Short)	MXN	49	1,593,447	June - 2013	(42,113)
MSCI Taiwan Index (Long)	USD	61	1,770,460	June - 2013	(30,612)
Russell 2000 Index (Short)	USD	16	1,572,960	June - 2013	(72,988)
S&P 500 E-Mini Index (Long)	USD	28	2,280,600	June - 2013	(52,710)

					$(456,545)

Interest Rate Futures
Euro Bond (Short)	EUR	32	5,977,186	June - 2013	$(6,325)

					$(462,870)

At May 31, 2013, the fund had cash collateral of $203,374 and other liquid securities with an aggregate value of $3,460,083 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

26

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $147,470,570)	$148,791,312
Underlying affiliated funds, at cost and value	9,810,342
Total investments, at value (identified cost, $157,280,912)	$158,601,654
Deposits with brokers	203,374
Receivables for
Forward foreign currency exchange contracts	765,982
Fund shares sold	181,501
Interest	802,862
Receivable from investment adviser	45,216
Other assets	695
Total assets	$160,601,284
Liabilities
Payable to custodian	$32,902
Payables for
Distributions	63
Forward foreign currency exchange contracts	476,184
Daily variation margin on open futures contracts	98,752
TBA purchase commitments	2,172,177
Fund shares reacquired	57,948
Payable to affiliates
Shareholder servicing costs	99,632
Distribution and service fees	27
Payable for independent Trustees’ compensation	17
Accrued expenses and other liabilities	113,513
Total liabilities	$3,051,215
Net assets	$157,550,069
Net assets consist of
Paid-in capital	$160,426,149
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,932,538
Accumulated net realized gain (loss) on investments and foreign currency	(4,678,924)
Accumulated distributions in excess of net investment income	(129,694)
Net assets	$157,550,069
Shares of beneficial interest outstanding	16,185,541

27

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,347,849	344,074	$9.73
Class B	667,990	68,747	9.72
Class C	1,998,885	205,744	9.72
Class I	2,244,481	230,449	9.74
Class R1	98,553	10,134	9.72
Class R2	99,630	10,240	9.73
Class R3	100,172	10,295	9.73
Class R4	100,718	10,350	9.73
Class R5	148,891,791	15,295,508	9.73

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.22 [100 / 95.25 x $9.73]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

28

Financial Statements

STATEMENT OF OPERATIONS

Year ended 5/31/13

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,001,330
Dividends from underlying affiliated funds	17,184
Total investment income	$2,018,514
Expenses
Management fee	$852,014
Distribution and service fees	29,085
Shareholder servicing costs	435,631
Administrative services fee	28,087
Independent Trustees’ compensation	3,766
Custodian fee	45,768
Shareholder communications	15,405
Audit and tax fees	82,089
Legal fees	2,548
Registration fees	115,187
Miscellaneous	34,432
Total expenses	$1,644,012
Fees paid indirectly	(122)
Reduction of expenses by investment adviser and/or distributor	(443,499)
Net expenses	$1,200,391
Net investment income	$818,123
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$23,961
Futures contracts	(472,962)
Foreign currency	736,739
Net realized gain (loss) on investments and foreign currency	$287,738
Change in unrealized appreciation (depreciation)
Investments	$476,329
Futures contracts	1,246,932
Translation of assets and liabilities in foreign currencies	538,291
Net unrealized gain (loss) on investments and foreign currency translation	$2,261,552
Net realized and unrealized gain (loss) on investments and foreign currency	$2,549,290
Change in net assets from operations	$3,367,413

See Notes to Financial Statements

29

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 5/31
	2013	2012
Change in net assets
From operations
Net investment income	$818,123	$610,998
Net realized gain (loss) on investments and foreign currency	287,738	(3,156,813)
Net unrealized gain (loss) on investments and foreign currency translation	2,261,552	(519,129)
Change in net assets from operations	$3,367,413	$(3,064,944)
Distributions declared to shareholders
From net investment income	$(1,856,658)	$(1,557,801)
From net realized gain on investments	—	(3,070)
From tax return of capital	—	(246,470)
Total distributions declared to shareholders	$(1,856,658)	$(1,807,341)
Change in net assets from fund share transactions	$42,792,362	$76,881,566
Total change in net assets	$44,303,117	$72,009,281
Net assets
At beginning of period	113,246,952	41,237,671
At end of period (including accumulated distributions in excess of net investment income of $129,694 and $152,575, respectively)	$157,550,069	$113,246,952

See Notes to Financial Statements

30

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 5/31
	2013	2012		2011 (c)
Net asset value, beginning of period	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04	$0.04		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.21	(0.37)		0.09
Total from investment operations	$0.25	$(0.33)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.14)		$(0.02)
From net realized gain on investments	—	(0.00	)(w)	—
From tax return of capital	—	(0.02)		—
Total distributions declared to shareholders	$(0.11)	$(0.16)		$(0.02)
Net asset value, end of period (x)	$9.73	$9.59		$10.08
Total return (%) (r)(s)(t)(x)	2.66	(3.31)		0.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.35		2.63	(a)
Expenses after expense reductions (f)	1.15	1.15		1.15	(a)
Net investment income	0.40	0.43		0.42	(a)
Portfolio turnover	29	10		0	(z)
Net assets at end of period (000 omitted)	$3,348	$3,197		$614

See Notes to Financial Statements

31

Financial Highlights – continued

Class B	Years ended 5/31
	2013	2012		2011 (c)
Net asset value, beginning of period	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.21	(0.38)		0.10
Total from investment operations	$0.18	$(0.41)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.07)		$(0.01)
From net realized gain on investments	—	(0.00	)(w)	—
From tax return of capital	—	(0.01)		—
Total distributions declared to shareholders	$(0.05)	$(0.08)		$(0.01)
Net asset value, end of period (x)	$9.72	$9.59		$10.08
Total return (%) (r)(s)(t)(x)	1.85	(4.04)		0.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	2.07		3.36	(a)
Expenses after expense reductions (f)	1.90	1.90		1.90	(a)
Net investment loss	(0.34)	(0.30)		(0.55	)(a)
Portfolio turnover	29	10		0	(z)
Net assets at end of period (000 omitted)	$668	$765		$153

Class C	Years ended 5/31
	2013	2012		2011 (c)
Net asset value, beginning of period	$9.58	$10.08		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.22	(0.38)		0.10
Total from investment operations	$0.19	$(0.41)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.08)		$(0.01)
From net realized gain on investments	—	(0.00	)(w)	—
From tax return of capital	—	(0.01)		—
Total distributions declared to shareholders	$(0.05)	$(0.09)		$(0.01)
Net asset value, end of period (x)	$9.72	$9.58		$10.08
Total return (%) (r)(s)(t)(x)	1.97	(4.11)		0.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	2.09		3.38	(a)
Expenses after expense reductions (f)	1.90	1.90		1.90	(a)
Net investment loss	(0.34)	(0.31)		(0.40	)(a)
Portfolio turnover	29	10		0	(z)
Net assets at end of period (000 omitted)	$1,999	$1,231		$238

See Notes to Financial Statements

32

Financial Highlights – continued

Class I	Years ended 5/31
	2013	2012		2011 (c)
Net asset value, beginning of period	$9.60	$10.09		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08	$0.06		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.19	(0.37)		0.10
Total from investment operations	$0.27	$(0.31)		$0.11
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.16)		$(0.02)
From net realized gain on investments	—	(0.00	)(w)	—
From tax return of capital	—	(0.02)		—
Total distributions declared to shareholders	$(0.13)	$(0.18)		$(0.02)
Net asset value, end of period (x)	$9.74	$9.60		$10.09
Total return (%) (r)(s)(x)	2.86	(3.08)		1.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	1.07		2.32	(a)
Expenses after expense reductions (f)	0.90	0.90		0.90	(a)
Net investment income	0.83	0.65		0.37	(a)
Portfolio turnover	29	10		0	(z)
Net assets at end of period (000 omitted)	$2,244	$107,665		$39,829

Class R1	Years ended 5/31
	2013	2012		2011 (c)
Net asset value, beginning of period	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.21	(0.38)		0.09
Total from investment operations	$0.18	$(0.41)		$0.08
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.07)		$(0.00	)(w)
From net realized gain on investments	—	(0.00	)(w)	—
From tax return of capital	—	(0.01)		—
Total distributions declared to shareholders	$(0.05)	$(0.08)		$(0.00	)(w)
Net asset value, end of period (x)	$9.72	$9.59		$10.08
Total return (%) (r)(s)(x)	1.84	(4.06)		0.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	2.05		3.37	(a)
Expenses after expense reductions (f)	1.90	1.90		1.90	(a)
Net investment loss	(0.35)	(0.35)		(0.61	)(a)
Portfolio turnover	29	10		0	(z)
Net assets at end of period (000 omitted)	$99	$97		$101

See Notes to Financial Statements

33

Financial Highlights – continued

Class R2	Years ended 5/31
	2013	2012		2011 (c)
Net asset value, beginning of period	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02	$0.01		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.21	(0.37)		0.09
Total from investment operations	$0.23	$(0.36)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.11)		$(0.01)
From net realized gain on investments	—	(0.00	)(w)	—
From tax return of capital	—	(0.02)		—
Total distributions declared to shareholders	$(0.09)	$(0.13)		$(0.01)
Net asset value, end of period (x)	$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	2.41	(3.57)		0.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	1.55		2.87	(a)
Expenses after expense reductions (f)	1.40	1.40		1.40	(a)
Net investment income (loss)	0.16	0.14		(0.12	)(a)
Portfolio turnover	29	10		0	(z)
Net assets at end of period (000 omitted)	$100	$97		$101

Class R3	Years ended 5/31
	2013	2012		2011 (c)
Net asset value, beginning of period	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04	$0.04		$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.21	(0.37)		0.09
Total from investment operations	$0.25	$(0.33)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.14)		$(0.01)
From net realized gain on investments	—	(0.00	)(w)	—
From tax return of capital	—	(0.02)		—
Total distributions declared to shareholders	$(0.11)	$(0.16)		$(0.01)
Net asset value, end of period (x)	$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	2.65	(3.33)		0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.30		2.62	(a)
Expenses after expense reductions (f)	1.15	1.15		1.15	(a)
Net investment income	0.41	0.39		0.14	(a)
Portfolio turnover	29	10		0	(z)
Net assets at end of period (000 omitted)	$100	$98		$101

See Notes to Financial Statements

34

Financial Highlights – continued

Class R4	Years ended 5/31
	2013	2012		2011 (c)
Net asset value, beginning of period	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06	$0.06		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.22	(0.37)		0.09
Total from investment operations	$0.28	$(0.31)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.16)		$(0.02)
From net realized gain on investments	—	(0.00	)(w)	—
From tax return of capital	—	(0.02)		—
Total distributions declared to shareholders	$(0.14)	$(0.18)		$(0.02)
Net asset value, end of period (x)	$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	2.91	(3.08)		0.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	1.05		2.37	(a)
Expenses after expense reductions (f)	0.90	0.90		0.90	(a)
Net investment income	0.66	0.64		0.39	(a)
Portfolio turnover	29	10		0	(z)
Net assets at end of period (000 omitted)	$101	$98		$101

Class R5	Period ended 5/31/13 (i)
Net asset value, beginning of period	$9.68
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.10	(g)
Total from investment operations	$0.14
Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period (x)	$9.73
Total return (%) (r)(s)(x)	1.44	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)
Expenses after expense reductions (f)	0.89	(a)
Net investment income	0.56	(a)
Portfolio turnover	29
Net assets at end of period (000 omitted)	$148,892

See Notes to Financial Statements

35

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	Less than 0.5%.

See Notes to Financial Statements

36

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Absolute Return Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In January 2013, the FASB issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual

37

Notes to Financial Statements – continued

periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of

38

Notes to Financial Statements – continued

derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

39

Notes to Financial Statements – continued

The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$4,367,898	$—	$4,367,898
Non-U.S. Sovereign Debt	—	20,969,547	—	20,969,547
Municipal Bonds	—	785,424	—	785,424
U.S. Corporate Bonds	—	54,372,365	—	54,372,365
Residential Mortgage-Backed Securities	—	6,719,168	—	6,719,168
Commercial Mortgage-Backed Securities	—	929,198	—	929,198
Asset-Backed Securities (including CDOs)	—	12,772,242	—	12,772,242
Foreign Bonds	—	47,875,470	—	47,875,470
Mutual Funds	9,810,342	—	—	9,810,342
Total Investments	$ 9,810,342	$148,791,312	$—	$158,601,654

Other Financial Instruments
Futures Contracts	$(20,901)	$428,834	$—	$407,933
Forward Foreign Currency Exchange Contracts	—	289,798	—	289,798

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in

40

Notes to Financial Statements – continued

the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$80,466	$(6,325)
Foreign Exchange	Forward Foreign Currency Exchange	765,982	(476,184)
Equity	Equity Futures	790,337	(456,545)
Total		$1,636,785	$(939,054)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$140,223	$—
Foreign Exchange	—	717,621
Equity	(613,185)	—
Total	$(472,962)	$717,621

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$34,367	$—
Foreign Exchange	—	555,121
Equity	1,212,565	—
Total	$1,246,932	$555,121

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such

41

Notes to Financial Statements – continued

agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Deposits with brokers”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign

42

Notes to Financial Statements – continued

currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA

43

Notes to Financial Statements – continued

securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy disclosure. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

44

Notes to Financial Statements – continued

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	5/31/13	5/31/12
Ordinary income (including any short-term capital gains)	$1,856,658	$1,557,822
Long-term capital gains	—	3,049
	$1,856,658	$1,560,871
Tax return of capital (b)	—	246,470
Total distributions	$1,856,658	$1,807,341

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13
Cost of investments	$158,847,151
Gross appreciation	1,173,264
Gross depreciation	(1,418,761)
Net unrealized appreciation (depreciation)	$(245,497)
Undistributed ordinary income	6,694
Capital loss carryforwards	(2,557,781)
Post-October capital loss deferral	(329,209)
Other temporary differences	249,713

As of May 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short Term	(1,846,432)
Long Term	(711,349)
Total	(2,557,781)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

45

Notes to Financial Statements – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments		From tax return of capital
	Year ended 5/31/13 (i)	Year ended 5/31/12	Year ended 5/31/13 (i)	Year ended 5/31/12	Year ended 5/31/13 (i)	Year ended 5/31/12
Class A	$41,989	$37,564	$—	$104	$—	$5,943
Class B	3,904	5,088	—	30	—	805
Class C	5,481	8,423	—	43	—	1,333
Class I	606,419	1,501,926	—	2,881	—	237,629
Class R1	472	712	—	3	—	113
Class R2	924	1,145	—	3	—	181
Class R3	1,163	1,362	—	3	—	216
Class R4	1,416	1,581	—	3	—	250
Class R5	1,194,890	—	—	—	—	—
Total	$1,856,658	$1,557,801	$—	$3,070	$—	$246,470

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.65%
Next $1.5 billion of average daily net assets	0.55%
Average daily net assets in excess of $2.5 billion	0.50%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through May 31, 2013, the management fee reduction amounted to $138 which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2013 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.15%	1.90%	1.90%	0.90%	1.90%	1.40%	1.15%	0.90%	0.89%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014. For the year

46

Notes to Financial Statements – continued

ended May 31, 2013, this reduction amounted to $442,806 and is reflected as a reduction of total expenses in the Statement of Operations.

Effective October 1, 2013, Class R5 rate will be 0.85%.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,304 for the year ended May 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$8,918
Class B	0.75%	0.25%	1.00%	1.00%	7,748
Class C	0.75%	0.25%	1.00%	1.00%	10,694
Class R1	0.75%	0.25%	1.00%	1.00%	982
Class R2	0.25%	0.25%	0.50%	0.50%	494
Class R3	—	0.25%	0.25%	0.25%	249
Total Distribution and Service Fees					$29,085

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2013 based on each class’s average daily net assets. Effective January 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS seed money. For the period January 1, 2013 through May 31, 2013, this rebate amounted to $166 for Class A and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2013, were as follows:

Amount
Class A	$—
Class B	1,486
Class C	187

47

Notes to Financial Statements – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended May 31, 2013, the fee was $2,537, which equated to 0.0019% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the year ended May 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,553.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2013, these costs for the fund amounted to $426,541 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended May 31, 2013 was equivalent to an annual effective rate of 0.0214% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $933 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $389, which is shown as a reduction of total expenses in the Statement of Operations. Additionally,

48

Notes to Financial Statements – continued

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 28, 2012, MFS purchased 10,331 shares of Class R5 for an aggregate amount of $100,000.

At May 31, 2013, MFS held 100%, 100%, 100% and 100% of the outstanding shares of Class R1, Class R2, Class R3 and Class R4, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$13,132,869	$17,526,636
Investments (non-U.S. Government securities)	$69,652,269	$17,934,769

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 5/31/13 (i)		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	294,326	$2,868,518	422,531	$4,171,939
Class B	29,104	283,379	104,285	1,027,980
Class C	176,086	1,714,578	137,166	1,352,006
Class I	1,671,628	16,204,550	7,558,980	75,340,272
Class R5	15,295,309	148,713,407	—	—
	17,466,453	$169,784,432	8,222,962	$81,892,197

Shares issued to shareholders in reinvestment of distributions
Class A	4,205	$40,848	4,420	$43,220
Class B	391	3,797	593	5,794
Class C	563	5,457	1,001	9,772
Class I	62,764	606,419	177,822	1,742,436
Class R1	48	472	85	828
Class R2	95	924	136	1,329
Class R3	120	1,163	162	1,581
Class R4	146	1,416	187	1,834
Class R5	122,537	1,194,890	—	—
	190,869	$1,855,386	184,406	$1,806,794

49

Notes to Financial Statements – continued

	Year ended 5/31/13 (i)		Year ended 5/31/12
	Shares	Amount	Shares	Amount

Shares reacquired
Class A	(287,772)	$(2,806,272)	(154,503)	$(1,512,430)
Class B	(40,521)	(394,143)	(40,320)	(392,116)
Class C	(99,335)	(964,345)	(33,310)	(323,369)
Class I	(12,719,720)	(123,491,872)	(467,257)	(4,589,510)
Class R5	(122,338)	(1,190,824)	—	—
	(13,269,686)	$(128,847,456)	(695,390)	$(6,817,425)

Net change
Class A	10,759	$103,094	272,448	$2,702,729
Class B	(11,026)	(106,967)	64,558	641,658
Class C	77,314	755,690	104,857	1,038,409
Class I	(10,985,328)	(106,680,903)	7,269,545	72,493,198
Class R1	48	472	85	828
Class R2	95	924	136	1,329
Class R3	120	1,163	162	1,581
Class R4	146	1,416	187	1,834
Class R5	15,295,508	148,717,473	—	—
	4,387,636	$42,792,362	7,711,978	$76,881,566

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

On October 5, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2010 Fund and the MFS Lifetime 2030 Fund were the owners of record of approximately 31%, 30%, 24%, 4%, 3%, 1% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2035 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating

50

Notes to Financial Statements – continued

funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2013, the fund’s commitment fee and interest expense were $797 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,620,529	54,005,646	(56,815,833)	9,810,342

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,184	$9,810,342

51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS Absolute Return Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Absolute Return Fund (one of the portfolios comprising MFS Series Trust X) (the “Fund”) as of May 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Absolute Return Fund as of May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 17, 2013

52

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 71)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 58)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)

53

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Michael Hegarty (age 68)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director
John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A
J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 72)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 48)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until 2008)	N/A
Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Kino Clark (k) (age 45)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

54

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (until 2008)	N/A
Brian E. Langenfeld (k) (age 40)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 63)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

55

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A
Mark N. Polebaum (k) (age 61)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 69)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 53)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

56

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank One Chase Manhattan Plaza New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Managers
James Calmas
Benjamin Nastou
Natalie Shapiro

57

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2013 income tax forms in January 2014.

58

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

59

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

60

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the “Funds” and singularly as a “Fund”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended May 31, 2013 and 2012, audit fees billed to the Funds by Deloitte and E&Y were as follows:

	Audit Fees
Fees billed by Deloitte:	2013	2012
MFS International Diversification Fund	28,199	39,292
MFS Absolute Return Fund	68,387	63,140
Total	96,586	102,432

	Audit Fees
Fees billed by E&Y:	2013	2012
MFS Aggressive Growth Allocation Fund	27,045	26,530
MFS Conservative Allocation Fund	27,045	26,530
MFS Emerging Markets Equity Fund	49,536	48,581
MFS Growth Allocation Fund	27,045	26,530
MFS International Growth Fund	49,642	48,684
MFS International Value Fund	49,642	48,684
MFS Moderate Allocation Fund	27,045	26,530
MFS Global Bond Fund	51,043	35,866
Total	308,043	287,935

For the fiscal years ended May 31, 2013 and 2012, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
Fees billed by Deloitte:	2013	2012	2013	2012	2013	2012
To MFS International	0	0	6,968	6,831	1,165	1,328
Diversification Fund
To MFS Absolute Return Fund	0	0	11,128	10,910	1,007	1,328
Total fees billed by Deloitte	0	0	18,096	17,741	2,172	2,656
To above Funds:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
Fees billed by Deloitte:	2013	2012	2013	2012	2013	2012
To MFS and MFS Related Entities of MFS International Diversification Fund*	1,276,472	1,285,664	0	0	0	0
To MFS and MFS Related Entities of MFS Absolute Return Fund*	1,276,472	1,285,664	0	0	0	0

Aggregate fees for non-audit services:	2013	2012[5]
To MFS International Diversification Fund, MFS and MFS Related Entities#	1,402,625	1,711,643
To MFS Absolute Return Fund, MFS and MFS Related Entities#	1,406,627	1,715,722

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
Fees billed by E&Y:	2013	2012	2013	2012	2013	2012
To MFS Aggressive Growth Allocation Fund	0	0	4,950	4,853	0	0
To MFS Conservative Allocation Fund	0	0	4,950	4,853	0	0
To MFS Emerging Markets Equity Fund	0	0	9,625	9,331	0	0
To MFS Growth Allocation Fund	0	0	4,950	4,853	0	0
To MFS International Growth Fund	0	0	9,625	9,331	0	0
To MFS International Value Fund	0	0	9,625	9,331	0	0
To MFS Moderate Allocation Fund	0	0	4,950	4,853	0	0
To MFS Global Bond Fund	0	0	9,704	9,247	0	0
Total fees billed by E&Y	0	0	58,379	56,652	0	0
To above Funds:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
Fees billed by E&Y:	2013	2012	2013	2012	2013	2012
To MFS and MFS Related Entities of MFS Aggressive Growth Allocation Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Conservative Allocation Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Emerging Markets Equity Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Growth Allocation Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS International Growth Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS International Value Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Moderate Allocation Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Global Bond Fund*	0	0	0	0	0	0

Aggregate fees for non-audit services:	2013	2012
To MFS Aggressive Growth Allocation Fund, MFS and MFS Related Entities#	52,950	154,853
To MFS Conservative Allocation Fund, MFS and MFS Related Entities#	52,950	154,853
To MFS Emerging Markets Equity Fund, MFS and MFS Related Entities#	57,625	159,331
To MFS Growth Allocation Fund, MFS and MFS Related Entities#	52,950	154,853
To MFS International Growth Fund, MFS and MFS Related Entities#	57,625	159,331
To MFS International Value Fund, MFS and MFS Related Entities#	57,625	159,331
To MFS Moderate Allocation Fund, MFS and MFS Related Entities#	52,950	154,853
To MFS Global Bond Fund, MFS and MFS Related Entities#	57,704	159,247

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.

[4]	The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.
[5]	Certain fees reported in 2012 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended May 31, 2012.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2013

*	Print name and title of each signing officer under his or her signature.